UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT |

AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT |

AllianzIM U.S. Equity Buffer10 Mar ETF | MART |

AllianzIM U.S. Equity Buffer10 Apr ETF | APRT |

AllianzIM U.S. Equity Buffer10 May ETF | MAYT |

AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT |

AllianzIM U.S. Equity Buffer10 Jul ETF | JULT |

AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT |

AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT |

AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT |

AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT |

AllianzIM U.S. Equity Buffer10 Dec ETF | DECT |

AllianzIM U.S. Equity Buffer20 Jan ETF | JANW |

AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW |

AllianzIM U.S. Equity Buffer20 Mar ETF | MARW |

AllianzIM U.S. Equity Buffer20 Apr ETF | APRW |

AllianzIM U.S. Equity Buffer20 May ETF | MAYW |

AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW |

AllianzIM U.S. Equity Buffer20 Jul ETF | JULW |

AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW |

AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW |

AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW |

AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW |

AllianzIM U.S. Equity Buffer20 Dec ETF | DECW |

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU |

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU |

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU |

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU |

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ |

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF |

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP |

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO |

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ |

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD |

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO |

AllianzIM U.S. Equity Buffer15 ETF | QBSF |

AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO |

AllianzIM Buffer20 Allocation ETF | SPBW |

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU |

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX |

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Amanda Farren, Chief Legal Officer

5701 Golden Hills Drive

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jan ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jan ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jan ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.36% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Jan ETF - NAV ($16,097)	S&P 500® Price Return Index ($18,211)
12/31/2020	$10,000	$10,000
10/31/2021	$11,187	$12,261
10/31/2022	$10,145	$10,309
10/31/2023	$10,995	$11,165
10/31/2024	$14,076	$15,190
10/31/2025	$16,097	$18,211
Footnote	Description
Footnote*	The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Jan ETF - NAV	14.36%	10.35%
S&P 500® Price Return Index	19.89%	13.21%

    *     The inception date is December 31, 2020. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jant/.

Key Fund Statistics

Total Net Assets (000s)	$52,316
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$874

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	1.4%
Options written	(3.8)%
Net other assets and liabilities	(1.6)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jan ETF to AllianzIM U.S. Equity Buffer10 Jan ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Jan ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANT 1025

AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Feb ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Feb ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Feb ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.68% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Feb ETF - NAV ($15,035)	S&P 500® Price Return Index ($16,779)
1/31/2023	$10,000	$10,000
10/31/2023	$10,317	$10,287
10/31/2024	$13,226	$13,996
10/31/2025	$15,035	$16,779
Footnote	Description
Footnote*	The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Feb ETF - NAV	13.68%	16.00%
S&P 500® Price Return Index	19.89%	20.72%

    *     The inception date is January 31, 2023. Shares of FEBT were listed on the NYSE Arca, Inc. on February 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febt/.

Key Fund Statistics

Total Net Assets (000s)	$102,086
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$506

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.3%
Options written	(3.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Feb ETF to AllianzIM U.S. Equity Buffer10 Feb ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Feb ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBT 1025

AllianzIM U.S. Equity Buffer10 Mar ETF | MART | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Mar ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Mar ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Mar ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.97% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Mar ETF - NAV ($15,223)	S&P 500® Price Return Index ($17,229)
2/28/2023	$10,000	$10,000
10/31/2023	$10,549	$10,563
10/31/2024	$13,127	$14,371
10/31/2025	$15,223	$17,229
Footnote	Description
Footnote*	The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

AllianzIM U.S. Equity Buffer10 Mar ETF | MART

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Mar ETF - NAV	15.97%	17.04%
S&P 500® Price Return Index	19.89%	22.59%

    *     The inception date is February 28, 2023. Shares of MART were listed on the NYSE Arca, Inc. on March 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mart/.

Key Fund Statistics

Total Net Assets (000s)	$26,641
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$202

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.4%
Options written	(5.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Mar ETF to AllianzIM U.S. Equity Buffer10 Mar ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Mar ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MART 1025

AllianzIM U.S. Equity Buffer10 Apr ETF | APRT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Apr ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Apr ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Apr ETF	$77	0.74%

What affected Fund performance over the last year?

  The Fund returned 9.03% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 28, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Apr ETF - NAV ($17,163)	S&P 500® Price Return Index ($22,577)
5/28/2020	$10,000	$10,000
10/31/2020	$10,412	$10,793
10/31/2021	$12,102	$15,201
10/31/2022	$11,401	$12,780
10/31/2023	$12,686	$13,842
10/31/2024	$15,742	$18,832
10/31/2025	$17,163	$22,577
Footnote	Description
Footnote*	The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

AllianzIM U.S. Equity Buffer10 Apr ETF | APRT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Apr ETF - NAV	9.03%	10.51%	10.46%
S&P 500® Price Return Index	19.89%	15.91%	16.19%

    *     The inception date is May 28, 2020. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprt/.

Key Fund Statistics

Total Net Assets (000s)	$40,984
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$324

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	110.3%
Time deposits	0.4%
Options written	(10.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Apr ETF to AllianzIM U.S. Equity Buffer10 Apr ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Apr ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRT 1025

AllianzIM U.S. Equity Buffer10 May ETF | MAYT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 May ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 May ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 May ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 12.01% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 May ETF - NAV ($14,540)	S&P 500® Price Return Index ($16,405)
4/28/2023	$10,000	$10,000
10/31/2023	$10,149	$10,058
10/31/2024	$12,981	$13,684
10/31/2025	$14,540	$16,405
Footnote	Description
Footnote*	The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

AllianzIM U.S. Equity Buffer10 May ETF | MAYT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 May ETF - NAV	12.01%	16.08%
S&P 500® Price Return Index	19.89%	21.81%

    *     The inception date is April 28, 2023. Shares of MAYT were listed on the NYSE Arca, Inc. on May 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayt/.

Key Fund Statistics

Total Net Assets (000s)	$19,084
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$123

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	110.5%
Time deposits	0.3%
Options written	(10.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 May ETF to AllianzIM U.S. Equity Buffer10 May ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 May ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYT 1025

AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jun ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jun ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jun ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.55% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Jun ETF - NAV ($14,326)	S&P 500® Price Return Index ($16,365)
5/31/2023	$10,000	$10,000
10/31/2023	$10,101	$10,033
10/31/2024	$12,616	$13,650
10/31/2025	$14,326	$16,365
Footnote	Description
Footnote*	The inception date is May 31, 2023. Shares of JUNT were listed on the NYSE Arca, Inc. on June 1, 2023.

AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Jun ETF - NAV	13.55%	16.02%
S&P 500® Price Return Index	19.89%	22.58%

    *     The inception date is May 31, 2023. Shares of JUNT were listed on the NYSE Arca, Inc. on June 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junt/.

Key Fund Statistics

Total Net Assets (000s)	$21,489
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$140

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.7%
Time deposits	0.4%
Options written	(7.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jun ETF to AllianzIM U.S. Equity Buffer10 Jun ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Jun ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNT 1025

AllianzIM U.S. Equity Buffer10 Jul ETF | JULT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jul ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jul ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.05% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (June 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Jul ETF - NAV ($18,404)	S&P 500® Price Return Index ($22,063)
6/30/2020	$10,000	$10,000
10/31/2020	$10,306	$10,547
10/31/2021	$12,000	$14,855
10/31/2022	$11,492	$12,489
10/31/2023	$12,631	$13,527
10/31/2024	$15,997	$18,403
10/31/2025	$18,404	$22,063
Footnote	Description
Footnote*	The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

AllianzIM U.S. Equity Buffer10 Jul ETF | JULT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Jul ETF - NAV	15.05%	12.30%	12.11%
S&P 500® Price Return Index	19.89%	15.91%	15.98%

    *     The inception date is June 30, 2020. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jult/.

Key Fund Statistics

Total Net Assets (000s)	$84,142
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$521

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.9%
Time deposits	0.2%
Options written	(5.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jul ETF to AllianzIM U.S. Equity Buffer10 Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Jul ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULT 1025

AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Aug ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Aug ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 16.03% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (July 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Aug ETF - NAV ($14,089)	S&P 500® Price Return Index ($14,906)
7/31/2023	$10,000	$10,000
10/31/2023	$9,414	$9,139
10/31/2024	$12,143	$12,433
10/31/2025	$14,089	$14,906
Footnote	Description
Footnote*	The inception date is July 31, 2023. Shares of AUGT were listed on the NYSE Arca, Inc. on August 1, 2023.

AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Aug ETF - NAV	16.03%	16.44%
S&P 500® Price Return Index	19.89%	19.39%

    *     The inception date is July 31, 2023. Shares of AUGT were listed on the NYSE Arca, Inc. on August 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augt/.

Key Fund Statistics

Total Net Assets (000s)	$36,984
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$364

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.1%
Options written	(5.6)%
Net other assets and liabilities	(0.1)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Aug ETF to AllianzIM U.S. Equity Buffer10 Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Aug ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGT 1025

AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Sep ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Sep ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 16.40% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (August 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Sep ETF - NAV ($13,909)	S&P 500® Price Return Index ($15,175)
8/31/2023	$10,000	$10,000
10/31/2023	$9,511	$9,304
10/31/2024	$11,949	$12,657
10/31/2025	$13,909	$15,175
Footnote	Description
Footnote*	The inception date is August 31, 2023. Shares of SEPT were listed on the NYSE Arca, Inc. on September 1, 2023.

AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Sep ETF - NAV	16.40%	16.44%
S&P 500® Price Return Index	19.89%	21.22%

    *     The inception date is August 31, 2023. Shares of SEPT were listed on the NYSE Arca, Inc. on September 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sept/.

Key Fund Statistics

Total Net Assets (000s)	$100,837
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$284

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.0%Footnote Reference*
Options written	(5.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Sep ETF to AllianzIM U.S. Equity Buffer10 Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Sep ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPT 1025

AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Oct ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Oct ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.51% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Oct ETF - NAV ($17,243)	S&P 500® Price Return Index ($20,340)
9/30/2020	$10,000	$10,000
10/31/2020	$9,737	$9,723
10/31/2021	$11,974	$13,694
10/31/2022	$11,182	$11,513
10/31/2023	$12,461	$12,470
10/31/2024	$14,928	$16,965
10/31/2025	$17,243	$20,340
Footnote	Description
Footnote*	The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Oct ETF - NAV	15.51%	12.11%	11.31%
S&P 500® Price Return Index	19.89%	15.91%	14.98%

    *     The inception date is September 30, 2020. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octt/.

Key Fund Statistics

Total Net Assets (000s)	$58,195
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$863

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	0.1%
Options written	(5.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Oct ETF to AllianzIM U.S. Equity Buffer10 Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Oct ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTT 1025

AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Nov ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Nov ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.61% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (October 31, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Nov ETF - NAV ($14,628)	S&P 500® Price Return Index ($17,666)
10/31/2022	$10,000	$10,000
10/31/2023	$10,738	$10,831
10/31/2024	$12,763	$14,735
10/31/2025	$14,628	$17,666
Footnote	Description
Footnote*	The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Nov ETF - NAV	14.61%	13.52%
S&P 500® Price Return Index	19.89%	20.89%

    *     The inception date is October 31, 2022. Shares of NVBT were listed on the NYSE Arca, Inc. on November 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbt/.

Key Fund Statistics

Total Net Assets (000s)	$19,199
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$258

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	1.2%
Options written	(5.1)%
Net other assets and liabilities	(1.4)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Nov ETF to AllianzIM U.S. Equity Buffer10 Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Nov ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBT 1025

AllianzIM U.S. Equity Buffer10 Dec ETF | DECT | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Dec ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Dec ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 12.62% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (November 30, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer10 Dec ETF - NAV ($14,498)	S&P 500® Price Return Index ($16,765)
11/30/2022	$10,000	$10,000
10/31/2023	$10,257	$10,279
10/31/2024	$12,874	$13,984
10/31/2025	$14,498	$16,765
Footnote	Description
Footnote*	The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

AllianzIM U.S. Equity Buffer10 Dec ETF | DECT

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Dec ETF - NAV	12.62%	13.58%
S&P 500® Price Return Index	19.89%	19.37%

    *     The inception date is November 30, 2022. Shares of DECT were listed on the NYSE Arca, Inc. on December 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/dect/.

Key Fund Statistics

Total Net Assets (000s)	$116,330
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$735

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.6%
Options written	(1.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Dec ETF to AllianzIM U.S. Equity Buffer10 Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer10 Dec ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECT 1025

AllianzIM U.S. Equity Buffer20 Jan ETF | JANW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jan ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jan ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jan ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 10.13% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Jan ETF - NAV ($14,574)	S&P 500® Price Return Index ($18,211)
12/31/2020	$10,000	$10,000
10/31/2021	$10,588	$12,261
10/31/2022	$10,225	$10,309
10/31/2023	$11,411	$11,165
10/31/2024	$13,234	$15,190
10/31/2025	$14,574	$18,211
Footnote	Description
Footnote*	The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

AllianzIM U.S. Equity Buffer20 Jan ETF | JANW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Jan ETF - NAV	10.13%	8.11%
S&P 500® Price Return Index	19.89%	13.21%

    *     The inception date is December 31, 2020. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janw/.

Key Fund Statistics

Total Net Assets (000s)	$288,755
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,890

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.0%
Time deposits	0.8%
Options written	(6.9)%
Net other assets and liabilities	(0.9)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jan ETF to AllianzIM U.S. Equity Buffer20 Jan ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Jan ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANW 1025

AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Feb ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Feb ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Feb ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 9.73% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Feb ETF - NAV ($13,383)	S&P 500® Price Return Index ($16,779)
1/31/2023	$10,000	$10,000
10/31/2023	$10,343	$10,287
10/31/2024	$12,196	$13,996
10/31/2025	$13,383	$16,779
Footnote	Description
Footnote*	The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Feb ETF - NAV	9.73%	11.19%
S&P 500® Price Return Index	19.89%	20.72%

    *     The inception date is January 31, 2023. Shares of FEBW were listed on the NYSE Arca, Inc. on February 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febw/.

Key Fund Statistics

Total Net Assets (000s)	$102,725
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$678

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	106.0%
Time deposits	0.4%
Options written	(5.9)%
Net other assets and liabilities	(0.5)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Feb ETF to AllianzIM U.S. Equity Buffer20 Feb ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Feb ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBW 1025

AllianzIM U.S. Equity Buffer20 Mar ETF | MARW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Mar ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Mar ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Mar ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 11.12% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Mar ETF - NAV ($13,534)	S&P 500® Price Return Index ($17,229)
2/28/2023	$10,000	$10,000
10/31/2023	$10,518	$10,563
10/31/2024	$12,179	$14,371
10/31/2025	$13,534	$17,229
Footnote	Description
Footnote*	The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

AllianzIM U.S. Equity Buffer20 Mar ETF | MARW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Mar ETF - NAV	11.12%	12.00%
S&P 500® Price Return Index	19.89%	22.59%

    *     The inception date is February 28, 2023. Shares of MARW were listed on the NYSE Arca, Inc. on March 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/marw/.

Key Fund Statistics

Total Net Assets (000s)	$68,516
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$529

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.8%
Time deposits	0.5%
Options written	(7.8)%
Net other assets and liabilities	(0.5)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Mar ETF to AllianzIM U.S. Equity Buffer20 Mar ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Mar ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARW 1025

AllianzIM U.S. Equity Buffer20 Apr ETF | APRW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Apr ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Apr ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Apr ETF	$77	0.74%

What affected Fund performance over the last year?

  The Fund returned 6.92% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 28, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Apr ETF - NAV ($14,138)	S&P 500® Price Return Index ($22,577)
5/28/2020	$10,000	$10,000
10/31/2020	$10,235	$10,793
10/31/2021	$11,038	$15,201
10/31/2022	$10,678	$12,780
10/31/2023	$11,406	$13,842
10/31/2024	$13,223	$18,832
10/31/2025	$14,138	$22,577
Footnote	Description
Footnote*	The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

AllianzIM U.S. Equity Buffer20 Apr ETF | APRW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Apr ETF - NAV	6.92%	6.67%	6.59%
S&P 500® Price Return Index	19.89%	15.91%	16.19%

    *     The inception date is May 28, 2020. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprw/.

Key Fund Statistics

Total Net Assets (000s)	$169,569
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,264

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	114.1%
Time deposits	0.3%
Options written	(14.0)%
Net other assets and liabilities	(0.4)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Apr ETF to AllianzIM U.S. Equity Buffer20 Apr ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Apr ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRW 1025

AllianzIM U.S. Equity Buffer20 May ETF | MAYW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 May ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 May ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 May ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 10.24% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 28, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 May ETF - NAV ($13,241)	S&P 500® Price Return Index ($16,405)
4/28/2023	$10,000	$10,000
10/31/2023	$10,171	$10,058
10/31/2024	$12,011	$13,684
10/31/2025	$13,241	$16,405
Footnote	Description
Footnote*	The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

AllianzIM U.S. Equity Buffer20 May ETF | MAYW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 May ETF - NAV	10.24%	11.84%
S&P 500® Price Return Index	19.89%	21.81%

    *     The inception date is April 28, 2023. Shares of MAYW were listed on the NYSE Arca, Inc. on May 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayw/.

Key Fund Statistics

Total Net Assets (000s)	$68,689
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$476

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	114.8%
Time deposits	0.3%
Options written	(14.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 May ETF to AllianzIM U.S. Equity Buffer20 May ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 May ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYW 1025

AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jun ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jun ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jun ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 11.80% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Jun ETF - NAV ($13,188)	S&P 500® Price Return Index ($16,365)
5/31/2023	$10,000	$10,000
10/31/2023	$10,137	$10,033
10/31/2024	$11,796	$13,650
10/31/2025	$13,188	$16,365
Footnote	Description
Footnote*	The inception date is May 31, 2023. Shares of JUNW were listed on the NYSE Arca, Inc. on June 1, 2023.

AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Jun ETF - NAV	11.80%	12.12%
S&P 500® Price Return Index	19.89%	22.58%

    *     The inception date is May 31, 2023. Shares of JUNW were listed on the NYSE Arca, Inc. on June 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junw/.

Key Fund Statistics

Total Net Assets (000s)	$63,467
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$551

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	110.8%
Time deposits	0.2%
Options written	(10.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jun ETF to AllianzIM U.S. Equity Buffer20 Jun ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Jun ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNW 1025

AllianzIM U.S. Equity Buffer20 Jul ETF | JULW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jul ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jul ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 12.30% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (June 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Jul ETF - NAV ($15,810)	S&P 500® Price Return Index ($22,063)
6/30/2020	$10,000	$10,000
10/31/2020	$10,192	$10,547
10/31/2021	$11,024	$14,855
10/31/2022	$10,921	$12,489
10/31/2023	$11,894	$13,527
10/31/2024	$14,079	$18,403
10/31/2025	$15,810	$22,063
Footnote	Description
Footnote*	The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

AllianzIM U.S. Equity Buffer20 Jul ETF | JULW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Jul ETF - NAV	12.30%	9.18%	8.96%
S&P 500® Price Return Index	19.89%	15.91%	15.98%

    *     The inception date is June 30, 2020. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julw/.

Key Fund Statistics

Total Net Assets (000s)	$307,278
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,693

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	108.1%
Time deposits	0.2%
Options written	(8.0)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jul ETF to AllianzIM U.S. Equity Buffer20 Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Jul ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULW 1025

AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Aug ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Aug ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 11.82% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (July 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Aug ETF - NAV ($12,861)	S&P 500® Price Return Index ($14,906)
7/31/2023	$10,000	$10,000
10/31/2023	$9,618	$9,139
10/31/2024	$11,502	$12,433
10/31/2025	$12,861	$14,906
Footnote	Description
Footnote*	The inception date is July 31, 2023. Shares of AUGW were listed on the NYSE Arca, Inc. on August 1, 2023.

AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Aug ETF - NAV	11.82%	11.82%
S&P 500® Price Return Index	19.89%	19.39%

    *     The inception date is July 31, 2023. Shares of AUGW were listed on the NYSE Arca, Inc. on August 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augw/.

Key Fund Statistics

Total Net Assets (000s)	$151,117
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,201

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.2%
Time deposits	0.1%
Options written	(7.1)%
Net other assets and liabilities	(0.2)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Aug ETF to AllianzIM U.S. Equity Buffer20 Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Aug ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGW 1025

AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Sep ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Sep ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 11.18% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (August 31, 2023Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Sep ETF - NAV ($12,632)	S&P 500® Price Return Index ($15,175)
8/31/2023	$10,000	$10,000
10/31/2023	$9,685	$9,304
10/31/2024	$11,362	$12,657
10/31/2025	$12,632	$15,175
Footnote	Description
Footnote*	The inception date is August 31, 2023. Shares of SEPW were listed on the NYSE Arca, Inc. on September 1, 2023.

AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Sep ETF - NAV	11.18%	11.38%
S&P 500® Price Return Index	19.89%	21.22%

    *     The inception date is August 31, 2023. Shares of SEPW were listed on the NYSE Arca, Inc. on September 1, 2023.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepw/.

Key Fund Statistics

Total Net Assets (000s)	$292,106
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$984

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	106.9%
Time deposits	0.1%
Options written	(6.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Sep ETF to AllianzIM U.S. Equity Buffer20 Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Sep ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPW 1025

AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Oct ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Oct ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 10.58% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2020Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Oct ETF - NAV ($15,447)	S&P 500® Price Return Index ($20,340)
9/30/2020	$10,000	$10,000
10/31/2020	$9,745	$9,723
10/31/2021	$10,966	$13,694
10/31/2022	$10,984	$11,513
10/31/2023	$12,307	$12,470
10/31/2024	$13,969	$16,965
10/31/2025	$15,447	$20,340
Footnote	Description
Footnote*	The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Oct ETF - NAV	10.58%	9.65%	8.93%
S&P 500® Price Return Index	19.89%	15.91%	14.98%

    *     The inception date is September 30, 2020. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octw/.

Key Fund Statistics

Total Net Assets (000s)	$328,250
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,618

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.1%
Options written	(5.8)%
Net other assets and liabilities	(0.1)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Oct ETF to AllianzIM U.S. Equity Buffer20 Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Oct ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTW 1025

AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Nov ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Nov ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 10.26% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (October 31, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Nov ETF - NAV ($13,406)	S&P 500® Price Return Index ($17,666)
10/31/2022	$10,000	$10,000
10/31/2023	$10,741	$10,831
10/31/2024	$12,159	$14,735
10/31/2025	$13,406	$17,666
Footnote	Description
Footnote*	The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Nov ETF - NAV	10.26%	10.26%
S&P 500® Price Return Index	19.89%	20.89%

    *     The inception date is October 31, 2022. Shares of NVBW were listed on the NYSE Arca, Inc. on November 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbw/.

Key Fund Statistics

Total Net Assets (000s)	$57,815
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$502

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.8%
Options written	(5.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Nov ETF to AllianzIM U.S. Equity Buffer20 Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Nov ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBW 1025

AllianzIM U.S. Equity Buffer20 Dec ETF | DECW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Dec ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Dec ETF	$78	0.74%

What affected Fund performance over the last year?

  The Fund returned 9.66% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (November 30, 2022Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer20 Dec ETF - NAV ($13,528)	S&P 500® Price Return Index ($16,765)
11/30/2022	$10,000	$10,000
10/31/2023	$10,264	$10,279
10/31/2024	$12,335	$13,984
10/31/2025	$13,528	$16,765
Footnote	Description
Footnote*	The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

AllianzIM U.S. Equity Buffer20 Dec ETF | DECW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Dec ETF - NAV	9.66%	10.91%
S&P 500® Price Return Index	19.89%	19.37%

    *     The inception date is November 30, 2022. Shares of DECW were listed on the NYSE Arca, Inc. on December 1, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decw/.

Key Fund Statistics

Total Net Assets (000s)	$384,874
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,636

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.6%
Options written	(3.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Dec ETF to AllianzIM U.S. Equity Buffer20 Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity Buffer20 Dec ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECW 1025

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of December 31, 2024Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is December 31, 2024. Shares of JANU were listed on the Cboe BZX Exchange, Inc. on January 2, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$65Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of December 31, 2024, the Fund has returned 12.80% while the S&P 500® Price Return Index has returned 16.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF - NAV ($11,280)	S&P 500® Price Return Index ($11,630)
12/31/2024	$10,000	$10,000
10/31/2025	$11,280	$11,630
Footnote	Description
Footnote*	The inception date is December 31, 2024. Shares of JANU were listed on the Cboe BZX Exchange, Inc. on January 2, 2025.

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF - NAV	12.80%
S&P 500® Price Return Index	16.30%

    *     The inception date is December 31, 2024. Shares of JANU were listed on the Cboe BZX Exchange, Inc. on January 2, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janu/.

Key Fund Statistics

Total Net Assets (000s)	$77,551
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$415

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.2%
Time deposits	0.4%
Options written	(0.1)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of January 31, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 31, 2025. Shares of FEBU were listed on the Cboe BZX Exchange, Inc. on February 3, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$58Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of January 31, 2025, the Fund has returned 11.30% while the S&P 500® Price Return Index has returned 13.24%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2025Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF - NAV ($11,130)	S&P 500® Price Return Index ($11,324)
1/31/2025	$10,000	$10,000
10/31/2025	$11,130	$11,324
Footnote	Description
Footnote*	The inception date is January 31, 2025. Shares of FEBU were listed on the Cboe BZX Exchange, Inc. on February 3, 2025.

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF - NAV	11.30%
S&P 500® Price Return Index	13.24%

    *     The inception date is January 31, 2025. Shares of FEBU were listed on the Cboe BZX Exchange, Inc. on February 3, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febu/.

Key Fund Statistics

Total Net Assets (000s)	$47,301
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$248

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.3%
Time deposits	0.5%
Options written	(0.2)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of February 28, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is February 28, 2025. Shares of MARU were listed on the Cboe BZX Exchange, Inc. on March 3, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$53Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of February 28, 2025, the Fund has returned 11.63% while the S&P 500® Price Return Index has returned 14.87%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 28, 2025Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF - NAV ($11,163)	S&P 500® Price Return Index ($11,487)
2/28/2025	$10,000	$10,000
10/31/2025	$11,163	$11,487
Footnote	Description
Footnote*	The inception date is February 28, 2025. Shares of MARU were listed on the Cboe BZX Exchange, Inc. on March 3, 2025.

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF - NAV	11.63%
S&P 500® Price Return Index	14.87%

    *     The inception date is February 28, 2025. Shares of MARU were listed on the Cboe BZX Exchange, Inc. on March 3, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/maru/.

Key Fund Statistics

Total Net Assets (000s)	$23,721
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$91

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.5%
Time deposits	0.3%
Options written	(0.3)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.96% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (March 28, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV ($12,170)	S&P 500® Price Return Index ($13,018)
3/28/2024	$10,000	$10,000
10/31/2024	$10,679	$10,859
10/31/2025	$12,170	$13,018
Footnote	Description
Footnote*	The inception date is March 28, 2024. Shares of ARLU were listed on the Cboe BZX Exchange, Inc. on April 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV	13.96%	13.11%
S&P 500® Price Return Index	19.89%	17.99%

    *     The inception date is March 28, 2024. Shares of ARLU were listed on the Cboe BZX Exchange, Inc. on April 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/arlu/.

Key Fund Statistics

Total Net Assets (000s)	$48,682
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$267

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.5%
Time deposits	0.3%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

ARLU 1025

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.88% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV ($12,651)	S&P 500® Price Return Index ($13,583)
4/30/2024	$10,000	$10,000
10/31/2024	$11,109	$11,330
10/31/2025	$12,651	$13,583
Footnote	Description
Footnote*	The inception date is April 30, 2024. Shares of MAYU were listed on the Cboe BZX Exchange, Inc. on May 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV	13.88%	16.92%
S&P 500® Price Return Index	19.89%	22.58%

    *     The inception date is April 30, 2024. Shares of MAYU were listed on the Cboe BZX Exchange, Inc. on May 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayu/.

Key Fund Statistics

Total Net Assets (000s)	$24,511
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$144

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.1%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.59% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF - NAV ($12,212)	S&P 500® Price Return Index ($12,961)
5/31/2024	$10,000	$10,000
10/31/2024	$10,657	$10,811
10/31/2025	$12,212	$12,961
Footnote	Description
Footnote*	The inception date is May 31, 2024. Shares of JNEU were listed on the Cboe BZX Exchange, Inc. on June 3, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF - NAV	14.59%	15.12%
S&P 500® Price Return Index	19.89%	20.05%

    *     The inception date is May 31, 2024. Shares of JNEU were listed on the Cboe BZX Exchange, Inc. on June 3, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jneu/.

Key Fund Statistics

Total Net Assets (000s)	$25,950
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$133

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.2%
Options written	(0.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JNEU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.89% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (June 28, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF - NAV ($11,924)	S&P 500® Price Return Index ($12,527)
6/28/2024	$10,000	$10,000
10/31/2024	$10,379	$10,449
10/31/2025	$11,924	$12,527
Footnote	Description
Footnote*	The inception date is June 28, 2024. Shares of JULU were listed on the Cboe BZX Exchange, Inc. on July 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF - NAV	14.89%	14.01%
S&P 500® Price Return Index	19.89%	18.27%

    *     The inception date is June 28, 2024. Shares of JULU were listed on the Cboe BZX Exchange, Inc. on July 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julu/.

Key Fund Statistics

Total Net Assets (000s)	$143,091
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$514

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.1%
Options written	(1.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.16% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (July 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF - NAV ($11,824)	S&P 500® Price Return Index ($12,387)
7/31/2024	$10,000	$10,000
10/31/2024	$10,267	$10,332
10/31/2025	$11,824	$12,387
Footnote	Description
Footnote*	The inception date is July 31, 2024. Shares of AUGU were listed on the Cboe BZX Exchange, Inc. on August 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF - NAV	15.16%	14.32%
S&P 500® Price Return Index	19.89%	18.64%

    *     The inception date is July 31, 2024. Shares of AUGU were listed on the Cboe BZX Exchange, Inc. on August 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augu/.

Key Fund Statistics

Total Net Assets (000s)	$30,298
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$205

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.3%
Time deposits	0.2%
Options written	(1.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.94% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (August 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF - NAV ($11,614)	S&P 500® Price Return Index ($12,110)
8/30/2024	$10,000	$10,000
10/31/2024	$10,104	$10,101
10/31/2025	$11,614	$12,110
Footnote	Description
Footnote*	The inception date is August 30, 2024. Shares of SEPU were listed on the Cboe BZX Exchange, Inc. on September 2, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF - NAV	14.94%	13.64%
S&P 500® Price Return Index	19.89%	17.78%

    *     The inception date is August 30, 2024. Shares of SEPU were listed on the Cboe BZX Exchange, Inc. on September 2, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepu/.

Key Fund Statistics

Total Net Assets (000s)	$129,903
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$298

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.1%
Options written	(1.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.97% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF - NAV ($11,409)	S&P 500® Price Return Index ($11,870)
9/30/2024	$10,000	$10,000
10/31/2024	$9,923	$9,901
10/31/2025	$11,409	$11,870
Footnote	Description
Footnote*	The inception date is September 30, 2024. Shares of OCTU were listed on the Cboe BZX Exchange, Inc. on October 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF - NAV	14.97%	12.92%
S&P 500® Price Return Index	19.89%	17.12%

    *     The inception date is September 30, 2024. Shares of OCTU were listed on the Cboe BZX Exchange, Inc. on October 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octu/.

Key Fund Statistics

Total Net Assets (000s)	$61,323
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$304

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	0.0%Footnote Reference*
Options written	(2.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$80	0.74%

What affected Fund performance over the last year?

  The Fund returned 15.80% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (October 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF - NAV ($11,580)	S&P 500® Price Return Index ($11,989)
10/31/2024	$10,000	$10,000
10/31/2025	$11,580	$11,989
Footnote	Description
Footnote*	The inception date is October 31, 2024. Shares of NVBU were listed on the Cboe BZX Exchange, Inc. on November 1, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF - NAV	15.80%	15.80%
S&P 500® Price Return Index	19.89%	19.89%

    *     The inception date is October 31, 2024. Shares of NVBU were listed on the Cboe BZX Exchange, Inc. on November 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbu/.

Key Fund Statistics

Total Net Assets (000s)	$31,844
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$179

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.6%
Time deposits	0.5%
Options written	(2.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBU 1025

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 29, 2024Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is November 29, 2024. Shares of DECU were listed on the Cboe BZX Exchange, Inc. on December 2, 2024.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$71Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

What affected Fund performance over the last year?

  Since its inception date of November 29, 2024, the Fund has returned 9.69% while the S&P 500® Price Return Index has returned 13.39%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (November 29, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF - NAV ($10,969)	S&P 500® Price Return Index ($11,339)
11/29/2024	$10,000	$10,000
10/31/2025	$10,969	$11,339
Footnote	Description
Footnote*	The inception date is November 29, 2024. Shares of DECU were listed on the Cboe BZX Exchange, Inc. on December 2, 2024.

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF - NAV	9.69%
S&P 500® Price Return Index	13.39%

    *     The inception date is November 29, 2024. Shares of DECU were listed on the Cboe BZX Exchange, Inc. on December 2, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decu/.

Key Fund Statistics

Total Net Assets (000s)	$279,708
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$742

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	100.1%
Time deposits	0.2%
Options written	0.0%Footnote Reference*
Net other assets and liabilities	(0.3)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECU 1025

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.53% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (December 31, 2021Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF - NAV ($13,459)	S&P 500® Price Return Index ($14,352)
12/31/2021	$10,000	$10,000
10/31/2022	$9,160	$8,124
10/31/2023	$9,749	$8,799
10/31/2024	$11,751	$11,971
10/31/2025	$13,459	$14,352
Footnote	Description
Footnote*	The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 3, 2022.

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF - NAV	14.53%	8.06%
S&P 500® Price Return Index	19.89%	9.88%

    *     The inception date is December 31, 2021. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 3, 2022.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixj/.

Key Fund Statistics

Total Net Assets (000s)	$144,680
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,357

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.7%
Time deposits	0.8%
Options written	(5.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXJ 1025

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.04% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF - NAV ($12,549)	S&P 500® Price Return Index ($14,116)
1/31/2024	$10,000	$10,000
10/31/2024	$11,004	$11,774
10/31/2025	$12,549	$14,116
Footnote	Description
Footnote*	The inception date is January 31, 2024. Shares of SIXF were listed on the NYSE Arca, Inc. on February 1, 2024.

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF - NAV	14.04%	13.87%
S&P 500® Price Return Index	19.89%	21.80%

    *     The inception date is January 31, 2024. Shares of SIXF were listed on the NYSE Arca, Inc. on February 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixf/.

Key Fund Statistics

Total Net Assets (000s)	$63,528
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$327

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.2%
Time deposits	0.4%
Options written	(4.6)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF to AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXF 1025

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 14.47% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (February 29, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF - NAV ($12,437)	S&P 500® Price Return Index ($13,422)
2/29/2024	$10,000	$10,000
10/31/2024	$10,865	$11,195
10/31/2025	$12,437	$13,422
Footnote	Description
Footnote*	The inception date is February 29, 2024. Shares of SIXP were listed on the NYSE Arca, Inc. on March 1, 2024.

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF - NAV	14.47%	13.94%
S&P 500® Price Return Index	19.89%	19.26%

    *     The inception date is February 29, 2024. Shares of SIXP were listed on the NYSE Arca, Inc. on March 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixp/.

Key Fund Statistics

Total Net Assets (000s)	$322,584
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$694

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	104.2%
Time deposits	0.5%
Options written	(4.5)%
Net other assets and liabilities	(0.2)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF to AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXP 1025

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	$77	0.74%

What affected Fund performance over the last year?

  The Fund returned 8.32% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (September 30, 2021Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF - NAV ($13,717)	S&P 500® Price Return Index ($15,880)
9/30/2021	$10,000	$10,000
10/31/2021	$10,277	$10,691
10/31/2022	$9,691	$8,989
10/31/2023	$10,797	$9,736
10/31/2024	$12,663	$13,245
10/31/2025	$13,717	$15,880
Footnote	Description
Footnote*	The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF - NAV	8.32%	8.04%
S&P 500® Price Return Index	19.89%	11.99%

    *     The inception date is September 30, 2021. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixo/.

Key Fund Statistics

Total Net Assets (000s)	$132,023
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,557

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.4%
Options written	(3.9)%
Net other assets and liabilities	0.0%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF to AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXO 1025

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$77	0.74%

What affected Fund performance over the last year?

  The Fund returned 8.71% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (April 30, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF - NAV ($11,723)	S&P 500® Price Return Index ($13,583)
4/30/2024	$10,000	$10,000
10/31/2024	$10,784	$11,330
10/31/2025	$11,723	$13,583
Footnote	Description
Footnote*	The inception date is April 30, 2024. Shares of SIXZ were listed on the NYSE Arca, Inc. on May 1, 2024.

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF - NAV	8.71%	11.15%
S&P 500® Price Return Index	19.89%	22.58%

    *     The inception date is April 30, 2024. Shares of SIXZ were listed on the NYSE Arca, Inc. on May 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixz/.

Key Fund Statistics

Total Net Assets (000s)	$16,852
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$141

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.2%
Time deposits	0.9%
Options written	(3.6)%
Net other assets and liabilities	(0.5)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF to AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXZ 1025

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	$77	0.74%

What affected Fund performance over the last year?

  The Fund returned 8.58% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (May 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF - NAV ($11,433)	S&P 500® Price Return Index ($12,961)
5/31/2024	$10,000	$10,000
10/31/2024	$10,529	$10,811
10/31/2025	$11,433	$12,961
Footnote	Description
Footnote*	The inception date is May 31, 2024. Shares of SIXD were listed on the NYSE Arca, Inc. on June 1, 2024.

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF - NAV	8.58%	9.90%
S&P 500® Price Return Index	19.89%	20.05%

    *     The inception date is May 31, 2024. Shares of SIXD were listed on the NYSE Arca, Inc. on June 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixd/.

Key Fund Statistics

Total Net Assets (000s)	$32,870
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$629

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	107.7%
Time deposits	1.0%
Options written	(8.0)%
Net other assets and liabilities	(0.7)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXD 1025

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$79	0.74%

What affected Fund performance over the last year?

  The Fund returned 13.35% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 31, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV ($12,602)	S&P 500® Price Return Index ($14,116)
1/31/2024	$10,000	$10,000
10/31/2024	$11,118	$11,774
10/31/2025	$12,602	$14,116
Footnote	Description
Footnote*	The inception date is January 31, 2024. Shares of FLJJ were listed on the NYSE Arca, Inc. on February 1, 2024.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV	13.35%	14.15%
S&P 500® Price Return Index	19.89%	21.80%

    *     The inception date is January 31, 2024. Shares of FLJJ were listed on the NYSE Arca, Inc. on February 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/fljj/.

Key Fund Statistics

Total Net Assets (000s)	$8,664
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$142

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.5%
Options written	(5.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLJJ 1025

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$76	0.74%

What affected Fund performance over the last year?

  The Fund returned 4.33% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (March 28, 2024Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV ($11,286)	S&P 500® Price Return Index ($13,018)
3/28/2024	$10,000	$10,000
10/31/2024	$10,817	$10,859
10/31/2025	$11,286	$13,018
Footnote	Description
Footnote*	The inception date is March 28, 2024. Shares of FLAO were listed on the NYSE Arca, Inc. on April 1, 2024.

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV	4.33%	7.88%
S&P 500® Price Return Index	19.89%	17.99%

    *     The inception date is March 28, 2024. Shares of FLAO were listed on the NYSE Arca, Inc. on April 1, 2024.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/flao/.

Key Fund Statistics

Total Net Assets (000s)	$11,286
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$112

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.1%
Options written	(3.1)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLAO 1025

AllianzIM U.S. Equity Buffer15 ETF | QBSF | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 ETF (the “Fund”) for the period of June 30, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is June 30, 2025. Shares of QBSF were listed on the Cboe BZX Exchange, Inc. on July 1, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 ETF	$22Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$21,965
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$20

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.1%
Time deposits	0.6%
Options written	(2.9)%
Net other assets and liabilities	0.2%
Total	100.0%

AllianzIM U.S. Equity Buffer15 ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBSF 1025

AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer100 Protection ETF (the “Fund”) for the period of June 30, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is June 30, 2025. Shares of AIOO were listed on the Cboe BZX Exchange, Inc. on July 1, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer100 Protection ETF	$22Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Key Fund Statistics

Total Net Assets (000s)	$21,830
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$40

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Options purchased	102.5%
Time deposits	0.7%
Options written	(3.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer100 Protection ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AIOO 1025

AllianzIM Buffer20 Allocation ETF | SPBW | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBW were listed on the NYSE Arca, Inc. on January 9, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

What affected Fund performance over the last year?

  Since its inception date of January 7, 2025, the Fund has returned 8.35% while the S&P 500® Price Return Index has returned 15.76%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of twelve AllianzIM U.S. Equity Buffer20 ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a one-year Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 7, 2025Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM Buffer20 Allocation ETF - NAV ($10,835)	S&P 500® Price Return Index ($11,576)
1/7/2025	$10,000	$10,000
10/31/2025	$10,835	$11,576
Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBW were listed on the NYSE Arca, Inc. on January 9, 2025.

AllianzIM Buffer20 Allocation ETF | SPBW

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM Buffer20 Allocation ETF - NAV	8.35%
S&P 500® Price Return Index	15.76%

    *     The inception date is January 7, 2025. Shares of SPBW were listed on the NYSE Arca, Inc. on January 9, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbw/.

Key Fund Statistics

Total Net Assets (000s)	$41,249
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$13

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since January 7, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM Buffer20 Allocation ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBW 1025

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of March 5, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 5, 2025. Shares of SPBU were listed on the Cboe BZX Exchange, Inc. on March 7, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

What affected Fund performance over the last year?

  Since its inception date of March 5, 2025, the Fund has returned 12.96% while the S&P 500® Price Return Index has returned 17.07%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of twelve AllianzIM U.S. Equity Buffer15 Uncapped ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a one-year Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (March 5, 2025Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM Buffer15 Uncapped Allocation ETF - NAV ($11,296)	S&P 500® Price Return Index ($11,707)
3/5/2025	$10,000	$10,000
10/31/2025	$11,296	$11,707
Footnote	Description
Footnote*	The inception date is March 5, 2025. Shares of SPBU were listed on the Cboe BZX Exchange, Inc. on March 7, 2025.

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM Buffer15 Uncapped Allocation ETF - NAV	12.96%
S&P 500® Price Return Index	17.07%

    *     The inception date is March 5, 2025. Shares of SPBU were listed on the Cboe BZX Exchange, Inc. on March 7, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbu/.

Key Fund Statistics

Total Net Assets (000s)	$86,874
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$13

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM Buffer15 Uncapped Allocation ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBU 1025

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX | Cboe BZX Exchange

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to October 31, 2025. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

This report describes changes to the Fund that occurred during the reporting period.

Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBX were listed on the NYSE Arca, Inc. on January 9, 2025.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

What affected Fund performance over the last year?

  Since its inception date of January 7, 2025, the Fund has returned 8.48% while the S&P 500® Price Return Index has returned 15.76%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of six AllianzIM U.S. Equity 6 Month Buffer10 ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a six-month Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each fiscal year of the Fund since its inception (January 7, 2025Footnote Reference*). For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index.

Growth of a $10,000 Investment

	AllianzIM 6 Month Buffer10 Allocation ETF - NAV ($10,848)	S&P 500® Price Return Index ($11,576)
1/7/2025	$10,000	$10,000
10/31/2025	$10,848	$11,576
Footnote	Description
Footnote*	The inception date is January 7, 2025. Shares of SPBX were listed on the NYSE Arca, Inc. on January 9, 2025.

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX

Annual Shareholder Report - October 31, 2025

Average Annual Total Returns (%)

Name	Since Inception*
AllianzIM 6 Month Buffer10 Allocation ETF - NAV	8.48%
S&P 500® Price Return Index	15.76%

    *     The inception date is January 7, 2025. Shares of SPBX were listed on the NYSE Arca, Inc. on January 9, 2025.

Past performance does not guarantee future results.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbx/.

Key Fund Statistics

Total Net Assets (000s)	$37,902
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$11

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since January 7, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

AllianzIM 6 Month Buffer10 Allocation ETF

Annual Shareholder Report - October 31, 2025

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBX 1025

Item 2. Code of Ethics.

As of the period ended October 31, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Periods, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended October 31, 2025, and October 31, 2024.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $429,000 for October 31, 2025, and $341,000 for October 31, 2024.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for October 31, 2025, and $0 for October 31, 2024.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by Cohen & Co Advisory, LLC for tax compliance, tax advice and tax planning were $171,500 for October 31, 2025, and $140,000 for October 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for October 31, 2025, and $0 for October 31, 2024.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 100%.

(f)	Not applicable.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended October 31, 2025, and $0 for the fiscal year ended October 31, 2024.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Allianz Investment Management LLC

AIM ETF PRODUCTS TRUST

Annual Financial Statements and Additional Information

October 31, 2025

AllianzIM U.S. Equity Buffer10 Jan ETF[1] | JANT |
AllianzIM U.S. Equity Buffer10 Feb ETF[1] | FEBT |
AllianzIM U.S. Equity Buffer10 Mar ETF[1] | MART |
AllianzIM U.S. Equity Buffer10 Apr ETF[1] | APRT |
AllianzIM U.S. Equity Buffer10 May ETF[1] | MAYT |
AllianzIM U.S. Equity Buffer10 Jun ETF[1] | JUNT |
AllianzIM U.S. Equity Buffer10 Jul ETF[1] | JULT |
AllianzIM U.S. Equity Buffer10 Aug ETF[1] | AUGT |
AllianzIM U.S. Equity Buffer10 Sep ETF[1] | SEPT |
AllianzIM U.S. Equity Buffer10 Oct ETF[1] | OCTT |
AllianzIM U.S. Equity Buffer10 Nov ETF[1] | NVBT |
AllianzIM U.S. Equity Buffer10 Dec ETF[1] | DECT |
AllianzIM U.S. Equity Buffer20 Jan ETF[1] | JANW |
AllianzIM U.S. Equity Buffer20 Feb ETF[1] | FEBW |
AllianzIM U.S. Equity Buffer20 Mar ETF[1] | MARW |
AllianzIM U.S. Equity Buffer20 Apr ETF[1] | APRW |
AllianzIM U.S. Equity Buffer20 May ETF[1] | MAYW |
AllianzIM U.S. Equity Buffer20 Jun ETF[1] | JUNW |
AllianzIM U.S. Equity Buffer20 Jul ETF[1] | JULW |
AllianzIM U.S. Equity Buffer20 Aug ETF[1] | AUGW |
AllianzIM U.S. Equity Buffer20 Sep ETF[1] | SEPW |
AllianzIM U.S. Equity Buffer20 Oct ETF[1] | OCTW |
AllianzIM U.S. Equity Buffer20 Nov ETF[1] | NVBW |
AllianzIM U.S. Equity Buffer20 Dec ETF[1] | DECW |
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU |
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU |
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU |
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU |
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF[1] | SIXJ |
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF[1] | SIXF |
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF[1] | SIXP |
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF[1] | SIXO |
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF[1] | SIXZ |
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF[1] | SIXD |
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO |
AllianzIM U.S. Equity Buffer15 ETF | QBSF |
AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO |
AllianzIM Buffer20 Allocation ETF | SPBW |
AllianzIM Buffer15 Uncapped Allocation ETF | SPBU |
AllianzIM 6 Month Buffer10 Allocation ETF | SPBX |

[1] Effective December 22, 2025, the AllianzIM U.S. Large Cap Buffer10 ETFs (Jan through Dec), the AllianzIM U.S. Large Cap Buffer20 (Jan through Dec), and the AllianzIM U.S. Large Cap 6 Month Buffer10 ETFs (Jan/Jul through Jun/Dec) were each renamed the AllianzIM U.S. Equity Buffer10 ETFs (Jan through Dec), the AllianzIM U.S. Equity Buffer20 (Jan through Dec), and the AllianzIM U.S. Equity 6 Month Buffer10 ETFs (Jan/Jul through Jun/Dec), respectively.

Want to know more?

→ www.allianzIMetfs.com
→ 1-877-429-3837

ETF-151 (R-10/2025)

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.7%
Options on ETF – 103.7%
SPDR S&P 500 ETF Trust	December 2025	$4.34	802	$348,068	$54,209,963
Total Options Purchased – Calls (Cost $46,389,526)				348,068	54,209,963
OPTION PURCHASED - PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	December 2025	586.02	802	46,998,804	179,263
Total Options Purchased – Puts (Cost $2,328,888)				46,998,804	179,263
				Principal
SHORT-TERM INVESTMENTS – 1.4%
Time Deposits – 1.4%
Australia & New Zealand Banking Group Ltd., London, 3.210%, 11/03/25(d)				$743,878	743,878
Total Short-Term Investments (Cost $743,878)					743,878
Total Investments – 105.4% (Cost $49,462,292)					55,133,104
Other assets less liabilities – (5.4)%					(2,816,843)
Net Assets – 100.0%					$52,316,261

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	802	$674.23	December 2025	$600,016	$54,073,246	$(1,922,113)
				$600,016	$54,073,246	$(1,922,113)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	802	$527.47	December 2025	$1,208,015	$42,303,094	$(76,142)
				$1,208,015	$42,303,094	$(76,142)
TOTAL OPTIONS WRITTEN				$1,808,031	$96,376,340	$(1,998,255)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.6%
Options on ETF – 102.6%
SPDR S&P 500 ETF Trust	January 2026	$4.45	1,550	$689,750	$104,811,000
Total Options Purchased – Calls (Cost $85,380,495)				689,750	104,811,000
OPTION PURCHASED - PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	January 2026	601.76	1,550	93,272,800	792,050
Total Options Purchased – Puts (Cost $8,723,858)				93,272,800	792,050
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.210%, 11/03/25(d)				$290,798	290,798
Total Short-Term Investments (Cost $290,798)					290,798
Total Investments – 103.7% (Cost $94,395,151)					105,893,848
Other assets less liabilities – (3.7)%					(3,807,841)
Net Assets – 100.0%					$102,086,007

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,550	$690.29	January 2026	$575,507	$106,994,950	$(3,123,250)
				$575,507	$106,994,950	$(3,123,250)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,550	$541.64	January 2026	$4,691,583	$83,954,200	$(358,050)
				$4,691,583	$83,954,200	$(358,050)
TOTAL OPTIONS WRITTEN				$5,267,090	$190,949,150	$(3,481,300)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 104.1%
Options on ETF – 104.1%
SPDR S&P 500 ETF Trust	February 2026	$4.40	410	$180,400	$27,739,177
Total Options Purchased – Calls (Cost $24,033,921)				180,400	27,739,177
OPTION PURCHASED - PUTS(b)(c) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	February 2026	594.12	410	24,358,920	259,854
Total Options Purchased – Puts (Cost $1,313,047)				24,358,920	259,854
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 3.210%, 11/03/25(d)				$109,457	109,457
Total Short-Term Investments (Cost $109,457)					109,457
Total Investments – 105.5% (Cost $25,456,425)					28,108,488
Other assets less liabilities – (5.5)%					(1,467,374)
Net Assets – 100.0%					$26,641,114

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	410	$682.95	February 2026	$337,983	$28,000,950	$(1,211,193)
				$337,983	$28,000,950	$(1,211,193)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	410	$534.76	February 2026	$689,006	$21,925,160	$(124,866)
				$689,006	$21,925,160	$(124,866)
TOTAL OPTIONS WRITTEN				$1,026,989	$49,926,110	$(1,336,059)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 109.4%
Options on ETF – 109.4%
SPDR S&P 500 ETF Trust	March 2026	$4.14	664	$ 274,896	$44,846,898
Total Options Purchased – Calls (Cost $36,373,338)				274,896	44,846,898
OPTION PURCHASED - PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	March 2026	559.33	664	37,139,512	375,273
Total Options Purchased – Puts (Cost $2,221,402)				37,139,512	375,273
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Societe Generale SA, Paris, 3.210%, 11/03/25(d)				$169,012	169,012
Total Short-Term Investments (Cost $169,012)					169,012
Total Investments – 110.7% (Cost $38,763,752)					45,391,183
Other assets less liabilities – (10.7)%					(4,407,475)
Net Assets – 100.0%					$40,983,708

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	664	$646.10	March 2026	$562,367	$42,901,040	$(4,016,696)
				$562,367	$42,901,040	$(4,016,696)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	664	$503.45	March 2026	$1,180,640	$33,429,080	$(205,707)
				$1,180,640	$33,429,080	$(205,707)
TOTAL OPTIONS WRITTEN				$1,743,007	$76,330,120	$(4,222,403)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 109.4%
Options on ETF – 109.4%
SPDR S&P 500 ETF Trust	April 2026	$4.10	309	$ 126,690	$20,877,446
Total Options Purchased – Calls (Cost $16,923,397)				126,690	20,877,446
OPTION PURCHASED - PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	April 2026	554.48	309	17,133,432	204,787
Total Options Purchased – Puts (Cost $1,126,798)				17,133,432	204,787
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.210%, 11/03/25(d)				$66,363	66,363
Total Short-Term Investments (Cost $66,363)					66,363
Total Investments – 110.8% (Cost $18,116,558)					21,148,596
Other assets less liabilities – (10.8)%					(2,065,029)
Net Assets – 100.0%					$19,083,567

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	309	$651.53	April 2026	$328,547	$20,132,277	$(1,880,559)
				$328,547	$20,132,277	$(1,880,559)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	309	$499.09	April 2026	$654,876	$15,421,881	$(116,644)
				$654,876	$15,421,881	$(116,644)
TOTAL OPTIONS WRITTEN				$983,423	$35,554,158	$(1,997,203)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 106.0%
Options on ETF – 106.0%
SPDR S&P 500 ETF Trust	May 2026	$4.36	337	$ 146,932	$22,772,411
Total Options Purchased – Calls (Cost $19,652,311)				146,932	22,772,411
OPTION PURCHASED - PUTS(b)(c) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	May 2026	589.33	337	19,860,421	375,505
Total Options Purchased – Puts (Cost $1,120,801)				19,860,421	375,505
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Canadian Imperial Bank of Commerce, Toronto, 3.210%, 11/03/25(d)				$84,109	84,109
Total Short-Term Investments (Cost $84,109)					84,109
Total Investments – 108.1% (Cost $20,857,221)					23,232,025
Other assets less liabilities – (8.1)%					(1,742,532)
Net Assets – 100.0%					$21,489,493

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	337	$681.97	May 2026	$317,411	$22,982,389	$(1,465,509)
				$317,411	$22,982,389	$(1,465,509)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	337	$530.45	May 2026	$618,646	$17,876,165	$(206,237)
				$618,646	$17,876,165	$(206,237)
TOTAL OPTIONS WRITTEN				$936,057	$40,858,554	$(1,671,746)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.3%
Options on ETF – 103.3%
SPDR S&P 500 ETF Trust	June 2026	$4.57	1,290	$589,530	$86,929,914
Total Options Purchased – Calls (Cost $78,335,533)				589,530	86,929,914
OPTION PURCHASED - PUTS(b)(c) – 2.6%
Options on ETF – 2.6%
SPDR S&P 500 ETF Trust	June 2026	617.79	1,290	79,694,910	2,202,791
Total Options Purchased – Puts (Cost $4,251,433)				79,694,910	2,202,791
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$143,020	143,020
Total Short-Term Investments (Cost $143,020)					143,020
Total Investments – 106.1% (Cost $82,729,986)					89,275,725
Other assets less liabilities – (6.1)%					(5,133,647)
Net Assets – 100.0%					$84,142,078

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,290	$712.26	June 2026	$1,056,987	$91,881,540	$(3,713,872)
				$1,056,987	$91,881,540	$(3,713,872)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,290	$556.07	June 2026	$2,384,048	$71,733,030	$(1,213,709)
				$2,384,048	$71,733,030	$(1,213,709)
TOTAL OPTIONS WRITTEN				$3,441,035	$163,614,570	$(4,927,581)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.4%
Options on ETF – 102.4%
SPDR S&P 500 ETF Trust	July 2026	$4.68	562	$263,016	$37,880,671
Total Options Purchased – Calls (Cost $35,008,732)				263,016	37,880,671
OPTION PURCHASED - PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	July 2026	632.02	562	35,519,524	1,192,019
Total Options Purchased – Puts (Cost $1,764,693)				35,519,524	1,192,019
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$49,943	49,943
Total Short-Term Investments (Cost $49,943)					49,943
Total Investments – 105.7% (Cost $36,823,368)					39,122,633
Other assets less liabilities – (5.7)%					(2,138,654)
Net Assets – 100.0%					$36,983,979

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	562	$728.35	July 2026	$489,746	$40,933,270	$(1,402,111)
				$489,746	$40,933,270	$(1,402,111)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	562	$568.87	July 2026	$995,966	$31,970,494	$(670,219)
				$995,966	$31,970,494	$(670,219)
TOTAL OPTIONS WRITTEN				$1,485,712	$72,903,764	$(2,072,330)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.9%
Options on ETF – 101.9%
SPDR S&P 500 ETF Trust	August 2026	$4.77	1,525	$727,425	$102,827,380
Total Options Purchased – Calls (Cost $96,434,660)				727,425	102,827,380
OPTION PURCHASED - PUTS(b)(c) – 3.9%
Options on ETF – 3.9%
SPDR S&P 500 ETF Trust	August 2026	644.99	1,525	98,360,975	3,900,538
Total Options Purchased – Puts (Cost $5,177,549)				98,360,975	3,900,538
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 3.210%, 11/03/25(d)				$30,203	30,203
Total Short-Term Investments (Cost $30,203)					30,203
Total Investments – 105.8% (Cost $101,642,412)					106,758,121
Other assets less liabilities – (5.8)%					(5,921,184)
Net Assets – 100.0%					$100,836,937

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,525	$739.81	August 2026	$1,297,237	$112,821,025	$(3,566,273)
				$1,297,237	$112,821,025	$(3,566,273)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,525	$580.55	August 2026	$2,896,474	$88,533,875	$(2,235,437)
				$2,896,474	$88,533,875	$(2,235,437)
TOTAL OPTIONS WRITTEN				$4,193,711	$201,354,900	$(5,801,710)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	September 2026	$4.93	869	$428,417	$58,440,919
Total Options Purchased – Calls (Cost $57,057,616)				428,417	58,440,919
OPTION PURCHASED - PUTS(b)(c) – 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	September 2026	666.11	869	57,884,959	2,839,510
Total Options Purchased – Puts (Cost $3,128,543)				57,884,959	2,839,510
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$40,002	40,002
Total Short-Term Investments (Cost $40,002)					40,002
Total Investments – 105.4% (Cost $60,226,161)					61,320,431
Other assets less liabilities – (5.4)%					(3,124,974)
Net Assets – 100.0%					$58,195,457

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	869	$765.24	September 2026	$921,194	$66,499,356	$(1,441,845)
				$921,194	$66,499,356	$(1,441,845)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	869	$599.56	September 2026	$1,792,444	$52,101,764	$(1,649,145)
				$1,792,444	$52,101,764	$(1,649,145)
TOTAL OPTIONS WRITTEN				$2,713,638	$118,601,120	$(3,090,990)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.5%
Options on ETF – 99.5%
SPDR S&P 500 ETF Trust	October 2026	$5.05	284	$143,420	$19,100,988
Total Options Purchased – Calls (Cost $19,102,082)				143,420	19,100,988
OPTION PURCHASED - PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	October 2026	681.99	284	19,368,516	1,113,848
Total Options Purchased – Puts (Cost $1,114,941)				19,368,516	1,113,848
				Principal
SHORT-TERM INVESTMENTS – 1.2%
Time Deposits – 1.2%
Skandinaviska Enskilda Banken AB, Stockholm, 3.210%, 11/03/25(d)				$232,358	232,358
Total Short-Term Investments (Cost $232,358)					232,358
Total Investments – 106.5% (Cost $20,449,381)					20,447,194
Other assets less liabilities – (6.5)%					(1,247,779)
Net Assets – 100.0%					$19,199,415

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	284	$796.37	October 2026	$322,383	$22,616,908	$(323,476)
				$322,383	$22,616,908	$(323,476)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	284	$613.85	October 2026	$663,182	$17,433,340	$(664,276)
				$663,182	$17,433,340	$(664,276)
TOTAL OPTIONS WRITTEN				$985,565	$40,050,248	$(987,752)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	November 2025	$4.46	1,734	$773,364	$117,523,410
Total Options Purchased – Calls (Cost $104,025,002)				773,364	117,523,410
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	November 2025	602.49	1,734	104,471,766	137,142
Total Options Purchased – Puts (Cost $4,405,714)				104,471,766	137,142
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$644,247	644,247
Total Short-Term Investments (Cost $644,247)					644,247
Total Investments – 101.7% (Cost $109,074,963)					118,304,799
Other assets less liabilities – (1.7)%					(1,974,874)
Net Assets – 100.0%					$116,329,925

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,734	$691.73	November 2025	$1,157,449	$119,945,982	$(1,203,604)
				$1,157,449	$119,945,982	$(1,203,604)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,734	$542.30	November 2025	$2,097,038	$94,034,820	$(47,408)
				$2,097,038	$94,034,820	$(47,408)
TOTAL OPTIONS WRITTEN				$3,254,487	$213,980,802	$(1,251,012)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 106.6%
Options on ETF – 106.6%
SPDR S&P 500 ETF Trust	December 2025	$4.40	4,557	$2,005,080	$307,996,329
Total Options Purchased – Calls (Cost $262,771,464)				2,005,080	307,996,329
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	December 2025	586.14	4,557	267,103,998	1,020,722
Total Options Purchased – Puts (Cost $13,305,066)				267,103,998	1,020,722
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$2,297,016	2,297,016
Total Short-Term Investments (Cost $2,297,016)					2,297,016
Total Investments – 107.8% (Cost $278,373,546)					311,314,067
Other assets less liabilities – (7.8)%					(22,559,453)
Net Assets – 100.0%					$288,754,614

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,557	$649.38	December 2025	$6,412,496	$295,922,466	$(19,682,138)
				$6,412,496	$295,922,466	$(19,682,138)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,557	$468.86	December 2025	$3,750,142	$213,659,502	$(222,564)
				$3,750,142	$213,659,502	$(222,564)
TOTAL OPTIONS WRITTEN				$10,162,638	$509,581,968	$(19,904,702)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.2%
Options on ETF – 105.2%
SPDR S&P 500 ETF Trust	January 2026	$4.51	1,598	$720,698	$108,082,008
Total Options Purchased – Calls (Cost $94,719,544)				720,698	108,082,008
OPTION PURCHASED - PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	January 2026	601.88	1,598	96,180,424	821,260
Total Options Purchased – Puts (Cost $4,677,240)				96,180,424	821,260
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 3.210%, 11/03/25(d)				$454,781	454,781
Total Short-Term Investments (Cost $454,781)					454,781
Total Investments – 106.4% (Cost $99,851,565)					109,358,049
Other assets less liabilities – (6.4)%					(6,632,704)
Net Assets – 100.0%					$102,725,345

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,598	$665.37	January 2026	$2,260,806	$106,326,126	$(5,880,960)
				$2,260,806	$106,326,126	$(5,880,960)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,598	$481.46	January 2026	$1,271,322	$76,937,308	$(192,239)
				$1,271,322	$76,937,308	$(192,239)
TOTAL OPTIONS WRITTEN				$3,532,128	$183,263,434	$(6,073,199)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 106.8%
Options on ETF – 106.8%
SPDR S&P 500 ETF Trust	February 2026	$4.46	1,082	$482,572	$73,197,971
Total Options Purchased – Calls (Cost $62,930,151)				482,572	73,197,971
OPTION PURCHASED - PUTS(b)(c) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	February 2026	594.24	1,082	64,296,768	686,843
Total Options Purchased – Puts (Cost $3,814,105)				64,296,768	686,843
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 3.210%, 11/03/25(d)				$354,864	354,864
Total Short-Term Investments (Cost $354,864)					354,864
Total Investments – 108.3% (Cost $67,099,120)					74,239,678
Other assets less liabilities – (8.3)%					(5,723,746)
Net Assets – 100.0%					$68,515,932

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,082	$657.52	February 2026	$1,404,467	$71,143,664	$(5,157,115)
				$1,404,467	$71,143,664	$(5,157,115)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,082	$475.34	February 2026	$1,031,910	$51,431,788	$(182,371)
				$1,031,910	$51,431,788	$(182,371)
TOTAL OPTIONS WRITTEN				$2,436,377	$122,575,452	$(5,339,486)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 113.2%
Options on ETF – 113.2%
SPDR S&P 500 ETF Trust	March 2026	$4.20	2,841	$1,193,220	$191,865,827
Total Options Purchased – Calls (Cost $156,059,881)				1,193,220	191,865,827
OPTION PURCHASED - PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	March 2026	559.45	2,841	158,939,745	1,607,864
Total Options Purchased – Puts (Cost $9,494,097)				158,939,745	1,607,864
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.210%, 11/03/25(d)				$514,131	514,131
Total Short-Term Investments (Cost $514,131)					514,131
Total Investments – 114.4% (Cost $166,068,109)					193,987,822
Other assets less liabilities – (14.4)%					(24,419,019)
Net Assets – 100.0%					$169,568,803

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,841	$620.53	March 2026	$4,666,436	$176,292,573	$(23,133,098)
				$4,666,436	$176,292,573	$(23,133,098)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,841	$447.51	March 2026	$2,565,921	$127,137,591	$(535,216)
				$2,565,921	$127,137,591	$(535,216)
TOTAL OPTIONS WRITTEN				$7,232,357	$303,430,164	$(23,668,314)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 113.7%
Options on ETF – 113.7%
SPDR S&P 500 ETF Trust	April 2026	$4.16	1,156	$480,896	$78,097,822
Total Options Purchased – Calls (Cost $63,075,686)				480,896	78,097,822
OPTION PURCHASED - PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	April 2026	554.60	1,156	64,111,760	767,122
Total Options Purchased – Puts (Cost $4,362,327)				64,111,760	767,122
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$225,851	225,851
Total Short-Term Investments (Cost $225,851)					225,851
Total Investments – 115.1% (Cost $67,663,864)					79,090,795
Other assets less liabilities – (15.1)%					(10,401,589)
Net Assets – 100.0%					$68,689,206

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,156	$621.08	April 2026	$2,286,550	$71,796,848	$(9,853,814)
				$2,286,550	$71,796,848	$(9,853,814)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,156	$443.63	April 2026	$1,406,967	$51,283,628	$(267,348)
				$1,406,967	$51,283,628	$(267,348)
TOTAL OPTIONS WRITTEN				$3,693,517	$123,080,476	$(10,121,162)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 109.0%
Options on ETF – 109.0%
SPDR S&P 500 ETF Trust	May 2026	$4.42	1,024	$452,608	$69,189,704
Total Options Purchased – Calls (Cost $59,574,166)				452,608	69,189,704
OPTION PURCHASED - PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	May 2026	589.45	1,024	60,359,680	1,142,405
Total Options Purchased – Puts (Cost $3,374,709)				60,359,680	1,142,405
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$147,927	147,927
Total Short-Term Investments (Cost $147,927)					147,927
Total Investments – 111.0% (Cost $63,096,802)					70,480,036
Other assets less liabilities – (11.0)%					(7,013,039)
Net Assets – 100.0%					$63,466,997

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,024	$654.41	May 2026	$1,871,379	$67,011,584	$(6,453,719)
				$1,871,379	$67,011,584	$(6,453,719)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,024	$471.51	May 2026	$1,044,007	$48,282,624	$(360,540)
				$1,044,007	$48,282,624	$(360,540)
TOTAL OPTIONS WRITTEN				$2,915,386	$115,294,208	$(6,814,259)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.4%
Options on ETF – 105.4%
SPDR S&P 500 ETF Trust	June 2026	$4.63	4,806	$2,225,178	$323,836,402
Total Options Purchased – Calls (Cost $293,242,457)				2,225,178	323,836,402
OPTION PURCHASED - PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	June 2026	617.91	4,806	296,967,546	8,216,049
Total Options Purchased – Puts (Cost $15,576,720)				296,967,546	8,216,049
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$508,611	508,611
Total Short-Term Investments (Cost $508,611)					508,611
Total Investments – 108.3% (Cost $309,327,788)					332,561,062
Other assets less liabilities – (8.3)%					(25,282,774)
Net Assets – 100.0%					$307,278,288

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,806	$683.22	June 2026	$8,341,079	$328,355,532	$(21,997,158)
				$8,341,079	$328,355,532	$(21,997,158)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,806	$494.28	June 2026	$4,742,241	$237,550,968	$(2,520,747)
				$4,742,241	$237,550,968	$(2,520,747)
TOTAL OPTIONS WRITTEN				$13,083,320	$565,906,500	$(24,517,905)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.9%
Options on ETF – 103.9%
SPDR S&P 500 ETF Trust	July 2026	$4.74	2,330	$1,104,420	$157,036,198
Total Options Purchased – Calls (Cost $145,179,176)				1,104,420	157,036,198
OPTION PURCHASED - PUTS(b)(c) – 3.3%
Options on ETF – 3.3%
SPDR S&P 500 ETF Trust	July 2026	632.14	2,330	147,288,620	4,947,312
Total Options Purchased – Puts (Cost $7,530,082)				147,288,620	4,947,312
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., New York, 3.210%, 11/03/25(d)				$183,814	183,814
Total Short-Term Investments (Cost $183,814)					183,814
Total Investments – 107.3% (Cost $152,893,072)					162,167,324
Other assets less liabilities – (7.3)%					(11,050,662)
Net Assets – 100.0%					$151,116,662

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,330	$700.16	July 2026	$3,825,211	$163,137,280	$(9,206,576)
				$3,825,211	$163,137,280	$(9,206,576)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,330	$505.66	July 2026	$2,266,279	$117,818,780	$(1,553,364)
				$2,266,279	$117,818,780	$(1,553,364)
TOTAL OPTIONS WRITTEN				$6,091,490	$280,956,060	$(10,759,940)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.0%
Options on ETF – 103.0%
SPDR S&P 500 ETF Trust	August 2026	$4.84	4,464	$2,160,576	$300,967,433
Total Options Purchased – Calls (Cost $282,679,412)				2,160,576	300,967,433
OPTION PURCHASED - PUTS(b)(c) – 3.9%
Options on ETF – 3.9%
SPDR S&P 500 ETF Trust	August 2026	645.11	4,464	287,977,104	11,429,447
Total Options Purchased – Puts (Cost $15,097,512)				287,977,104	11,429,447
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, Toronto, 3.210%, 11/03/25(d)				$224,742	224,742
Total Short-Term Investments (Cost $224,742)					224,742
Total Investments – 107.0% (Cost $298,001,666)					312,621,622
Other assets less liabilities – (7.0)%					(20,515,244)
Net Assets – 100.0%					$292,106,378

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,464	$711.30	August 2026	$7,386,491	$317,524,320	$(16,479,927)
				$7,386,491	$317,524,320	$(16,479,927)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,464	$516.04	August 2026	$4,628,193	$230,360,256	$(3,682,800)
				$4,628,193	$230,360,256	$(3,682,800)
TOTAL OPTIONS WRITTEN				$12,014,684	$547,884,576	$(20,162,727)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	September 2026	$5.00	4,924	$2,462,000	$331,109,604
Total Options Purchased – Calls (Cost $323,760,707)				2,462,000	331,109,604
OPTION PURCHASED - PUTS(b)(c) – 4.9%
Options on ETF – 4.9%
SPDR S&P 500 ETF Trust	September 2026	666.25	4,924	328,061,500	16,107,684
Total Options Purchased – Puts (Cost $17,572,622)				328,061,500	16,107,684
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$203,346	203,346
Total Short-Term Investments (Cost $203,346)					203,346
Total Investments – 105.9% (Cost $341,536,675)					347,420,634
Other assets less liabilities – (5.9)%					(19,170,897)
Net Assets – 100.0%					$328,249,737

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,924	$734.73	September 2026	$9,878,328	$361,781,052	$(13,711,174)
				$9,878,328	$361,781,052	$(13,711,174)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,924	$532.94	September 2026	$5,600,877	$262,419,656	$(5,269,074)
				$5,600,877	$262,419,656	$(5,269,074)
TOTAL OPTIONS WRITTEN				$15,479,205	$624,200,708	$(18,980,248)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	October 2026	$5.12	854	$437,248	$57,432,354
Total Options Purchased – Calls (Cost $57,435,642)				437,248	57,432,354
OPTION PURCHASED - PUTS(b)(c) – 5.8%
Options on ETF - 5.8%
SPDR S&P 500 ETF Trust	October 2026	682.13	854	58,253,902	3,352,804
Total Options Purchased – Puts (Cost $3,356,092)				58,253,902	3,352,804
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Societe Generale SA, Paris, 3.210%, 11/03/25(d)				$459,222	459,222
Total Short-Term Investments (Cost $459,222)					459,222
Total Investments – 105.9% (Cost $61,250,956)					61,244,380
Other assets less liabilities – (5.9)%					(3,429,233)
Net Assets – 100.0%					$57,815,147

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	854	$759.54	October 2026	$1,805,484	$64,864,716	$(1,808,772)
				$1,805,484	$64,864,716	$(1,808,772)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	854	$545.65	October 2026	$1,163,276	$46,598,510	$(1,166,564)
				$1,163,276	$46,598,510	$(1,166,564)
TOTAL OPTIONS WRITTEN				$2,968,760	$111,463,226	$(2,975,336)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.4%
Options on ETF – 103.4%
SPDR S&P 500 ETF Trust	November 2025	$4.52	5,869	$2,652,788	$397,741,661
Total Options Purchased – Calls (Cost $349,262,425)				2,652,788	397,741,661
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	November 2025	602.61	5,869	353,671,809	465,470
Total Options Purchased – Puts (Cost $15,272,434)				353,671,809	465,470
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$2,309,383	2,309,383
Total Short-Term Investments (Cost $2,309,383)					2,309,383
Total Investments – 104.1% (Cost $366,844,242)					400,516,514
Other assets less liabilities – (4.1)%					(15,642,976)
Net Assets – 100.0%					$384,873,538

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,869	$668.23	November 2025	$7,967,254	$392,184,187	$(12,988,332)
				$7,967,254	$392,184,187	$(12,988,332)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,869	$482.04	November 2025	$4,122,758	$282,909,276	$(62,504)
				$4,122,758	$282,909,276	$(62,504)
TOTAL OPTIONS WRITTEN				$12,090,012	$675,093,463	$(13,050,836)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	December 2025	$22.80	1,176	$2,681,280	$77,335,995
Total Options Purchased – Calls (Cost $66,363,156)				2,681,280	77,335,995
OPTION PURCHASED - PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	December 2025	604.48	1,176	71,086,848	367,429
Total Options Purchased – Puts (Cost $3,946,330)				71,086,848	367,429
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$342,012	342,012
Total Short-Term Investments (Cost $342,012)					342,012
Total Investments – 100.6% (Cost $70,651,498)					78,045,436
Other assets less liabilities – (0.6)%					(494,225)
Net Assets – 100.0%					$77,551,211

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,176	$498.17	December 2025	$1,213,230	$58,584,792	$(79,603)
				$1,213,230	$58,584,792	$(79,603)
TOTAL OPTIONS WRITTEN				$1,213,230	$58,584,792	$(79,603)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	January 2026	$17.45	708	$1,235,460	$46,980,020
Total Options Purchased – Calls (Cost $41,015,833)				1,235,460	46,980,020
OPTION PURCHASED - PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
SPDR S&P 500 ETF Trust	January 2026	614.76	708	43,525,008	442,047
Total Options Purchased – Puts (Cost $2,697,697)				43,525,008	442,047
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$240,434	240,434
Total Short-Term Investments (Cost $240,434)					240,434
Total Investments – 100.8% (Cost $43,953,964)					47,662,501
Other assets less liabilities – (0.8)%					(361,667)
Net Assets – 100.0%					$47,300,834

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	708	$511.55	January 2026	$772,663	$36,217,740	$(113,797)
				$772,663	$36,217,740	$(113,797)
TOTAL OPTIONS WRITTEN				$772,663	$36,217,740	$(113,797)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	February 2026	$25.91	359	$930,169	$23,527,431
Total Options Purchased – Calls (Cost $20,250,240)				930,169	23,527,431
OPTION PURCHASED - PUTS(b)(c) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	February 2026	615.63	359	22,101,117	302,210
Total Options Purchased – Puts (Cost $1,409,173)				22,101,117	302,210
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
DBS Bank Ltd., Singapore, 3.210%, 11/03/25(d)				$62,663	62,663
Total Short-Term Investments (Cost $62,663)					62,663
Total Investments – 100.8% (Cost $21,722,076)					23,892,304
Other assets less liabilities – (0.8)%					(171,164)
Net Assets – 100.0%					$23,721,140

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	359	$505.05	February 2026	$453,476	$18,131,295	$(79,835)
				$453,476	$18,131,295	$(79,835)
TOTAL OPTIONS WRITTEN				$453,476	$18,131,295	$(79,835)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	March 2026	$27.41	741	$2,031,081	$48,353,451
Total Options Purchased – Calls (Cost $39,602,769)				2,031,081	48,353,451
OPTION PURCHASED - PUTS(b)(c) – 1.1%
Options on ETF – 1.1%
SPDR S&P 500 ETF Trust	March 2026	582.60	741	43,170,660	548,948
Total Options Purchased – Puts (Cost $2,808,076)				43,170,660	548,948
				Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
DBS Bank Ltd., Singapore, 3.210%, 11/03/25(d)				$140,173	140,173
Total Short-Term Investments (Cost $140,173)					140,173
Total Investments – 100.8% (Cost $42,551,018)					49,042,572
Other assets less liabilities – (0.8)%					(360,747)
Net Assets – 100.0%					$48,681,825

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	741	$475.48	March 2026	$902,700	$35,233,068	$(176,841)
				$902,700	$35,233,068	$(176,841)
TOTAL OPTIONS WRITTEN				$902,700	$35,233,068	$(176,841)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	April 2026	$31.28	375	$1,173,000	$24,338,693
Total Options Purchased – Calls (Cost $19,739,547)				1,173,000	24,338,693
OPTION PURCHASED - PUTS(b)(c) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	April 2026	581.66	375	21,812,250	334,181
Total Options Purchased – Puts (Cost $1,742,744)				21,812,250	334,181
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 3.210%, 11/03/25(d)				$32,701	32,701
Total Short-Term Investments (Cost $32,701)					32,701
Total Investments – 100.8% (Cost $21,514,992)					24,705,575
Other assets less liabilities – (0.8)%					(194,548)
Net Assets – 100.0%					$24,511,027

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	375	$471.36	April 2026	$578,169	$17,676,000	$(110,058)
				$578,169	$17,676,000	$(110,058)
TOTAL OPTIONS WRITTEN				$578,169	$17,676,000	$(110,058)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.7%
Options on ETF – 98.7%
SPDR S&P 500 ETF Trust	May 2026	$27.70	392	$1,085,840	$25,596,157
Total Options Purchased – Calls (Cost $22,347,817)				1,085,840	25,596,157
OPTION PURCHASED - PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	May 2026	612.67	392	24,016,664	553,927
Total Options Purchased – Puts (Cost $1,464,091)				24,016,664	553,927
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Corporation, Tokyo, 3.210%, 11/03/25(d)				$45,800	45,800
Total Short-Term Investments (Cost $45,800)					45,800
Total Investments – 101.0% (Cost $23,857,708)					26,195,884
Other assets less liabilities – (1.0)%					(245,990)
Net Assets – 100.0%					$25,949,894

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	392	$500.98	May 2026	$509,787	$19,638,416	$(180,210)
				$509,787	$19,638,416	$(180,210)
TOTAL OPTIONS WRITTEN				$509,787	$19,638,416	$(180,210)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.9%
Options on ETF – 97.9%
SPDR S&P 500 ETF Trust	June 2026	$27.06	2,149	$5,815,194	$140,114,542
Total Options Purchased – Calls (Cost $129,903,512)				5,815,194	140,114,542
OPTION PURCHASED - PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	June 2026	640.28	2,149	137,596,172	4,540,042
Total Options Purchased – Puts (Cost $7,066,317)				137,596,172	4,540,042
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., London, 3.210%, 11/03/25(d)				$177,396	177,396
Total Short-Term Investments (Cost $177,396)					177,396
Total Investments – 101.2% (Cost $137,147,225)					144,831,980
Other assets less liabilities – (1.2)%					(1,740,489)
Net Assets – 100.0%					$143,091,491

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,149	$525.17	June 2026	$2,351,233	$112,859,033	$(1,500,711)
				$2,351,233	$112,859,033	$(1,500,711)
TOTAL OPTIONS WRITTEN				$2,351,233	$112,859,033	$(1,500,711)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.5%
Options on ETF – 97.5%
SPDR S&P 500 ETF Trust	July 2026	$25.60	452	$1,157,120	$29,549,721
Total Options Purchased – Calls (Cost $27,361,403)				1,157,120	29,549,721
OPTION PURCHASED - PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	July 2026	652.94	452	29,512,888	1,157,274
Total Options Purchased – Puts (Cost $1,726,692)				29,512,888	1,157,274
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 3.210%, 11/03/25(d)				$58,891	58,891
Total Short-Term Investments (Cost $58,891)					58,891
Total Investments – 101.5% (Cost $29,146,986)					30,765,886
Other assets less liabilities – (1.5)%					(467,622)
Net Assets – 100.0%					$30,298,264

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	452	$537.27	July 2026	$590,505	$24,284,604	$(402,366)
				$590,505	$24,284,604	$(402,366)
TOTAL OPTIONS WRITTEN				$590,505	$24,284,604	$(402,366)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.1%
Options on ETF – 97.1%
SPDR S&P 500 ETF Trust	August 2026	$27.09	1,932	$5,233,788	$126,102,876
Total Options Purchased – Calls (Cost $119,435,135)				5,233,788	126,102,876
OPTION PURCHASED - PUTS(b)(c) – 4.6%
Options on ETF – 4.6%
SPDR S&P 500 ETF Trust	August 2026	667.30	1,932	128,922,360	5,961,882
Total Options Purchased – Puts (Cost $7,560,798)				128,922,360	5,961,882
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 3.210%, 11/03/25(d)				$106,994	106,994
Total Short-Term Investments (Cost $106,994)					106,994
Total Investments – 101.8% (Cost $127,102,927)					132,171,752
Other assets less liabilities – (1.8)%					(2,268,717)
Net Assets – 100.0%					$129,903,035

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,932	$548.29	August 2026	$2,592,578	$105,929,628	$(2,124,022)
				$2,592,578	$105,929,628	$(2,124,022)
TOTAL OPTIONS WRITTEN				$2,592,578	$105,929,628	$(2,124,022)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.2%
Options on ETF – 96.2%
SPDR S&P 500 ETF Trust	September 2026	$30.18	910	$2,746,380	$58,984,126
Total Options Purchased – Calls (Cost $57,589,386)				2,746,380	58,984,126
OPTION PURCHASED - PUTS(b)(c) – 6.0%
Options on ETF – 6.0%
SPDR S&P 500 ETF Trust	September 2026	691.36	910	62,913,760	3,658,491
Total Options Purchased – Puts (Cost $4,033,444)				62,913,760	3,658,491
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(d)				$15,354	15,354
Total Short-Term Investments (Cost $15,354)					15,354
Total Investments – 102.2% (Cost $61,638,184)					62,657,971
Other assets less liabilities – (2.2)%					(1,334,903)
Net Assets – 100.0%					$61,323,068

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	910	$566.25	September 2026	$1,401,207	$51,528,750	$(1,299,526)
				$1,401,207	$51,528,750	$(1,299,526)
TOTAL OPTIONS WRITTEN				$1,401,207	$51,528,750	$(1,299,526)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.4%
Options on ETF – 95.4%
SPDR S&P 500 ETF Trust	October 2026	$32.19	470	$1,512,930	$30,358,710
Total Options Purchased – Calls (Cost $30,360,519)				1,512,930	30,358,710
OPTION PURCHASED - PUTS(b)(c) – 7.2%
Options on ETF – 7.2%
SPDR S&P 500 ETF Trust	October 2026	709.14	470	33,329,580	2,302,530
Total Options Purchased – Puts (Cost $2,304,340)				33,329,580	2,302,530
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
DBS Bank Ltd., Singapore, 3.210%, 11/03/25(d)				$159,139	159,139
Total Short-Term Investments (Cost $159,139)					159,139
Total Investments – 103.1% (Cost $32,823,998)					32,820,379
Other assets less liabilities – (3.1)%					(976,200)
Net Assets – 100.0%					$31,844,179

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	470	$579.75	October 2026	$843,720	$27,248,250	$(845,530)
				$843,720	$27,248,250	$(845,530)
TOTAL OPTIONS WRITTEN				$843,720	$27,248,250	$(845,530)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	November 2025	$23.32	4,240	$9,887,680	$279,404,467
Total Options Purchased – Calls (Cost $253,307,756)				9,887,680	279,404,467
OPTION PURCHASED - PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	November 2025	621.35	4,240	263,452,400	541,109
Total Options Purchased – Puts (Cost $8,873,086)				263,452,400	541,109
				Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., New York, 3.210%, 11/03/25(d)				$576,430	576,430
Total Short-Term Investments (Cost $576,430)					576,430
Total Investments – 100.3% (Cost $262,757,272)					280,522,006
Other assets less liabilities – (0.3)%					(813,720)
Net Assets – 100.0%					$279,708,286

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,240	$512.17	November 2025	$2,023,742	$217,160,080	$(71,995)
				$2,023,742	$217,160,080	$(71,995)
TOTAL OPTIONS WRITTEN				$2,023,742	$217,160,080	$(71,995)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 104.1%
Options on ETF – 104.1%
SPDR S&P 500 ETF Trust	December 2025	$4.57	2,229	$1,018,653	$150,615,001
Total Options Purchased – Calls (Cost $137,843,418)				1,018,653	150,615,001
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	December 2025	617.79	2,229	137,705,391	898,153
Total Options Purchased – Puts (Cost $5,289,083)				137,705,391	898,153
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Australia & New Zealand Banking Group Ltd., London, 3.210%, 11/03/25(d)				$1,088,728	1,088,728
Total Short-Term Investments (Cost $1,088,728)					1,088,728
Total Investments – 105.5% (Cost $144,221,229)					152,601,882
Other assets less liabilities – (5.5)%					(7,922,073)
Net Assets – 100.0%					$144,679,809

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,229	$664.37	December 2025	$2,186,983	$148,088,073	$(6,949,174)
				$2,186,983	$148,088,073	$(6,949,174)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,229	$556.07	December 2025	$2,003,635	$123,948,003	$(308,806)
				$2,003,635	$123,948,003	$(308,806)
TOTAL OPTIONS WRITTEN				$4,190,618	$272,036,076	$(7,257,980)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.0%
Options on ETF – 103.0%
SPDR S&P 500 ETF Trust	January 2026	$4.68	968	$453,024	$65,434,864
Total Options Purchased – Calls (Cost $61,062,098)				453,024	65,434,864
OPTION PURCHASED - PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	January 2026	632.02	968	61,179,536	786,984
Total Options Purchased – Puts (Cost $2,104,531)				61,179,536	786,984
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Australia & New Zealand Banking Group Ltd., London, 3.210%, 11/03/25(d)				$272,862	272,862
Total Short-Term Investments (Cost $272,862)					272,862
Total Investments – 104.6% (Cost $63,439,491)					66,494,710
Other assets less liabilities – (4.6)%					(2,967,081)
Net Assets – 100.0%					$63,527,629

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	968	$679.55	January 2026	$888,973	$65,780,440	$(2,593,272)
				$888,973	$65,780,440	$(2,593,272)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	968	$568.87	January 2026	$861,887	$55,066,616	$(315,568)
				$861,887	$55,066,616	$(315,568)
TOTAL OPTIONS WRITTEN				$1,750,860	$120,847,056	$(2,908,840)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.3%
Options on ETF – 102.3%
SPDR S&P 500 ETF Trust	February 2026	$4.77	4,879	$2,327,283	$329,918,274
Total Options Purchased – Calls (Cost $309,796,850)				2,327,283	329,918,274
OPTION PURCHASED - PUTS(b)(c) – 1.9%
Options on ETF – 1.9%
SPDR S&P 500 ETF Trust	February 2026	644.99	4,879	314,690,621	6,117,241
Total Options Purchased – Puts (Cost $11,573,596)				314,690,621	6,117,241
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 3.210%, 11/03/25(d)				$1,515,425	1,515,425
Total Short-Term Investments (Cost $1,515,425)					1,515,425
Total Investments – 104.7% (Cost $322,885,871)					337,550,940
Other assets less liabilities – (4.7)%					(14,966,559)
Net Assets – 100.0%					$322,584,381

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,879	$691.19	February 2026	$4,063,135	$337,231,601	$(11,936,961)
				$4,063,135	$337,231,601	$(11,936,961)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,879	$580.55	February 2026	$5,100,086	$283,250,345	$(2,593,530)
				$5,100,086	$283,250,345	$(2,593,530)
TOTAL OPTIONS WRITTEN				$9,163,221	$620,481,946	$(14,530,491)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	March 2026	$4.93	1,967	$969,731	$132,699,504
Total Options Purchased – Calls (Cost $129,536,221)				969,731	132,699,504
OPTION PURCHASED - PUTS(b)(c) – 3.0%
Options on ETF – 3.0%
SPDR S&P 500 ETF Trust	March 2026	666.11	1,967	131,023,837	3,990,138
Total Options Purchased – Puts (Cost $4,904,123)				131,023,837	3,990,138
				Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Canadian Imperial Bank of Commerce, Toronto, 3.210%, 11/03/25(d)				$500,520	500,520
Total Short-Term Investments (Cost $500,520)					500,520
Total Investments – 103.9% (Cost $134,940,864)					137,190,162
Other assets less liabilities – (3.9)%					(5,167,082)
Net Assets – 100.0%					$132,023,080

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,967	$714.28	March 2026	$2,160,264	$140,498,876	$(3,310,481)
				$2,160,264	$140,498,876	$(3,310,481)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,967	$599.56	March 2026	$2,232,324	$117,933,452	$(1,779,544)
				$2,232,324	$117,933,452	$(1,779,544)
TOTAL OPTIONS WRITTEN				$4,392,588	$258,432,328	$(5,090,025)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	April 2026	$5.05	248	$125,240	$16,711,728
Total Options Purchased – Calls (Cost $16,712,683)				125,240	16,711,728
OPTION PURCHASED - PUTS(b)(c) – 4.0%
Options on ETF – 4.0%
SPDR S&P 500 ETF Trust	April 2026	681.99	248	16,913,352	678,528
Total Options Purchased – Puts (Cost $679,483)				16,913,352	678,528
				Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Corporation, Tokyo, 3.210%, 11/03/25(d)				$147,460	147,460
Total Short-Term Investments (Cost $147,460)					147,460
Total Investments – 104.1% (Cost $17,539,626)					17,537,716
Other assets less liabilities – (4.1)%					(685,358)
Net Assets – 100.0%					$16,852,358

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	248	$736.88	April 2026	$284,493	$18,274,624	$(285,448)
				$284,493	$18,274,624	$(285,448)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	248	$613.85	April 2026	$314,253	$15,223,480	$(315,207)
				$314,253	$15,223,480	$(315,207)
TOTAL OPTIONS WRITTEN				$598,746	$33,498,104	$(600,655)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.6%
Options on ETF – 107.6%
SPDR S&P 500 ETF Trust	November 2025	$4.36	522	$227,592	$35,384,213
Total Options Purchased – Calls (Cost $30,399,113)				227,592	35,384,213
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	November 2025	589.33	522	30,763,026	31,357
Total Options Purchased – Puts (Cost $1,306,488)				30,763,026	31,357
				Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(d)				$313,426	313,426
Total Short-Term Investments (Cost $313,426)					313,426
Total Investments – 108.7% (Cost $32,019,027)					35,728,996
Other assets less liabilities – (8.7)%					(2,858,921)
Net Assets – 100.0%					$32,870,075

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	522	$636.29	November 2025	$554,964	$33,214,338	$(2,615,210)
				$554,964	$33,214,338	$(2,615,210)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	522	$530.45	November 2025	$604,555	$27,689,490	$(11,839)
				$604,555	$27,689,490	$(11,839)
TOTAL OPTIONS WRITTEN				$1,159,519	$60,903,828	$(2,627,049)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.2%
Options on ETF – 105.2%
SPDR S&P 500 ETF Trust	December 2025	$4.70	135	$63,450	$9,120,299
Total Options Purchased – Calls (Cost $8,232,280)				63,450	9,120,299
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	December 2025	586.96	135	7,923,960	30,675
Total Options Purchased – Puts (Cost $214,495)				7,923,960	30,675
				Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Corporation, Tokyo, 3.210%, 11/03/25(d)				$46,196	46,196
Total Short-Term Investments (Cost $46,196)					46,196
Total Investments – 106.1% (Cost $8,492,971)					9,197,170
Other assets less liabilities – (6.1)%					(533,332)
Net Assets – 100.0%					$8,663,838

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	135	$656.53	December 2025	$167,555	$8,863,155	$(503,932)
				$167,555	$8,863,155	$(503,932)
TOTAL OPTIONS WRITTEN				$167,555	$8,863,155	$(503,932)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	March 2026	$5.06	169	$85,514	$11,399,071
Total Options Purchased – Calls (Cost $11,132,680)				85,514	11,399,071
OPTION PURCHASED - PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	March 2026	632.87	169	10,695,503	227,242
Total Options Purchased – Puts (Cost $278,656)				10,695,503	227,242
				Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 3.210%, 11/03/25(d)				$16,640	16,640
Total Short-Term Investments (Cost $16,640)					16,640
Total Investments – 103.1% (Cost $11,427,976)					11,642,953
Other assets less liabilities – (3.1)%					(357,417)
Net Assets – 100.0%					$11,285,536

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	169	$705.82	March 2026	$236,625	$11,928,358	$(350,369)
				$236,625	$11,928,358	$(350,369)
TOTAL OPTIONS WRITTEN				$236,625	$11,928,358	$(350,369)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	December 2025	$5.00	327	$163,500	$22,077,078
Total Options Purchased – Calls (Cost $21,579,184)				163,500	22,077,078
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	December 2025	666.11	327	21,781,797	357,411
Total Options Purchased – Puts (Cost $557,361)				21,781,797	357,411
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 3.210%, 11/03/25(d)				$122,429	122,429
Total Short-Term Investments (Cost $122,429)					122,429
Total Investments – 102.7% (Cost $22,258,974)					22,556,918
Other assets less liabilities – (2.7)%					(592,161)
Net Assets – 100.0%					$21,964,757

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	327	$683.90	December 2025	$398,895	$22,363,530	$(575,193)
				$398,895	$22,363,530	$(575,193)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	327	$566.25	December 2025	$105,419	$18,516,375	$(53,955)
				$105,419	$18,516,375	$(53,955)
TOTAL OPTIONS WRITTEN				$504,314	$40,879,905	$(629,148)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Schedule of Investments
October 31, 2025

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	December 2025	$4.93	326	$160,718	$22,016,397
Total Options Purchased – Calls (Cost $21,513,794)				160,718	22,016,397
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
SPDR S&P 500 ETF Trust	December 2025	666.18	326	21,717,468	354,887
Total Options Purchased – Puts (Cost $543,053)				21,717,468	354,887
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Australia & New Zealand Banking Group Ltd., New York, 3.210%, 11/03/25(d)				$156,896	156,896
Total Short-Term Investments (Cost $156,896)					156,896
Total Investments – 103.2% (Cost $22,213,743)					22,528,180
Other assets less liabilities – (3.2)%					(697,724)
Net Assets – 100.0%					$21,830,456

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	230	$666.18	December 2025	$537,004	$15,322,140	$(685,496)
				$537,004	$15,322,140	$(685,496)
TOTAL OPTIONS WRITTEN				$537,004	$15,322,140	$(685,496)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer20 Jul ETF	90,077	$3,477,693
AllianzIM U.S. Equity Buffer20 Dec ETF	104,031	3,471,514
AllianzIM U.S. Equity Buffer20 Aug ETF	108,008	3,470,297
AllianzIM U.S. Equity Buffer20 Jun ETF	104,948	3,461,217
AllianzIM U.S. Equity Buffer20 Sep ETF	109,410	3,451,886
AllianzIM U.S. Equity Buffer20 Oct ETF	89,002	3,438,147
AllianzIM U.S. Equity Buffer20 Mar ETF	101,553	3,433,476
AllianzIM U.S. Equity Buffer20 Nov ETF	102,262	3,431,913
AllianzIM U.S. Equity Buffer20 Jan ETF	94,151	3,428,961
AllianzIM U.S. Equity Buffer20 Feb ETF	102,634	3,427,503
AllianzIM U.S. Equity Buffer20 May ETF	103,060	3,412,440
AllianzIM U.S. Equity Buffer20 Apr ETF	96,962	3,334,019
Total Affiliated Exchange-Traded Funds (Cost $38,394,509)		41,239,066
	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 3.210%, 11/03/25(c)	$11,210	11,210
Total Short-Term Investments (Cost $11,210)		11,210
Total Investments – 100.0% (Cost $38,405,719)		41,250,276
Other assets less liabilities – 0.0%*		(1,487)
Net Assets – 100.0%		$41,248,789

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	250,627	$7,263,169
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	238,633	7,262,795
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	229,368	7,255,919
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	237,303	7,246,712
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	244,918	7,245,311
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	242,718	7,240,278
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	248,895	7,232,466
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	256,351	7,232,021
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	259,010	7,231,689
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	253,218	7,228,994
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	259,611	7,225,364
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	261,906	7,192,044
Total Affiliated Exchange-Traded Funds (Cost $80,651,490)		86,856,762
	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 3.210%, 11/03/25(c)	$20,224	20,224
Total Short-Term Investments (Cost $20,224)		20,224
Total Investments – 100.0% (Cost $80,671,714)		86,876,986
Other assets less liabilities – 0.0%*		(3,210)
Net Assets – 100.0%		$86,873,776

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	207,519	$6,455,916
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	204,635	6,421,815
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	190,246	6,396,584
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	218,984	6,256,920
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	211,046	6,185,821
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	180,151	6,178,495
Total Affiliated Exchange-Traded Funds (Cost $35,455,967)		37,895,551
	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
JP Morgan Chase & Co., New York, 3.210%, 11/03/25(c)	$8,220	8,220
Total Short-Term Investments (Cost $8,220)		8,220
Total Investments – 100.0% (Cost $35,464,187)		37,903,771
Other assets less liabilities – 0.0%*		(1,549)
Net Assets – 100.0%		$37,902,222

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025

	AllianzIM U.S. Equity Buffer10 Jan ETF	AllianzIM U.S Equity Buffer10 Feb ETF	AllianzIM U.S. Equity Buffer10 Mar ETF	AllianzIM U.S. Equity Buffer10 Apr ETF
ASSETS
Investments, at value	$55,133,104	$105,893,848	$28,108,488	$45,391,183
Receivable for investments sold	—	136,247	—	—
TOTAL ASSETS	55,133,104	106,030,095	28,108,488	45,391,183
LIABILITIES
Payables:
Investments purchased	—	4,508	—	—
Options contracts written, at value	1,998,255	3,481,300	1,336,059	4,222,403
Management fees	818,588	458,280	131,315	185,072
TOTAL LIABILITIES	2,816,843	3,944,088	1,467,374	4,407,475
NET ASSETS	$52,316,261	$102,086,007	$26,641,114	$40,983,708
COMPONENTS OF NET ASSETS
Paid-in capital	$54,161,692	$93,225,332	$26,177,635	$40,148,993
Total distributable earnings (accumulated loss)	(1,845,431)	8,860,675	463,479	834,715
NET ASSETS	$52,316,261	$102,086,007	$26,641,114	$40,983,708
NET ASSET VALUE PER SHARE
Net Asset Value	$40.24	$37.46	$38.06	$40.98
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,300,000	2,725,000	700,000	1,000,000
COST OF INVESTMENTS
Investments, at cost	$49,462,292	$94,395,151	$25,456,425	$38,763,752
Premiums received	$1,808,031	$5,267,090	$1,026,989	$1,743,007

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer10 May ETF	AllianzIM U.S. Equity Buffer10 Jun ETF	AllianzIM U.S. Equity Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
ASSETS
Investments, at value	$21,148,596	$23,232,025	$89,275,725	$39,122,633
TOTAL ASSETS	21,148,596	23,232,025	89,275,725	39,122,633
LIABILITIES
Payables:
Options contracts written, at value	1,997,203	1,671,746	4,927,581	2,072,330
Management fees	67,826	70,786	206,066	66,324
TOTAL LIABILITIES	2,065,029	1,742,532	5,133,647	2,138,654
NET ASSETS	$19,083,567	$21,489,493	$84,142,078	$36,983,979
COMPONENTS OF NET ASSETS
Paid-in capital	$17,445,237	$21,468,069	$84,035,154	$39,520,002
Total distributable earnings (accumulated loss)	1,638,330	21,424	106,924	(2,536,023)
NET ASSETS	$19,083,567	$21,489,493	$84,142,078	$36,983,979
NET ASSET VALUE PER SHARE
Net Asset Value	$36.35	$35.82	$44.29	$35.22
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	525,000	600,000	1,900,000	1,050,000
COST OF INVESTMENTS
Investments, at cost	$18,116,558	$20,857,221	$82,729,986	$36,823,368
Premiums received	$983,423	$936,057	$3,441,035	$1,485,712

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF	AllianzIM U.S. Equity Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer10 Dec ETF
ASSETS
Investments, at value	$106,758,121	$61,320,431	$20,447,194	$118,304,799
Receivable for investments sold	—	—	20,982,140	—
TOTAL ASSETS	106,758,121	61,320,431	41,429,334	118,304,799
LIABILITIES
Payables:
Investments purchased	—	—	20,984,613	—
Options contracts written, at value	5,801,710	3,090,990	987,752	1,251,012
Management fees	119,474	33,984	257,554	723,862
TOTAL LIABILITIES	5,921,184	3,124,974	22,229,919	1,974,874
NET ASSETS	$100,836,937	$58,195,457	$19,199,415	$116,329,925
COMPONENTS OF NET ASSETS
Paid-in capital	$99,064,655	$66,780,895	$22,359,173	$108,179,088
Total distributable earnings (accumulated loss)	1,772,282	(8,585,438)	(3,159,758)	8,150,837
NET ASSETS	$100,836,937	$58,195,457	$19,199,415	$116,329,925
NET ASSET VALUE PER SHARE
Net Asset Value	$34.77	$43.11	$36.57	$36.07
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,900,000	1,350,000	525,000	3,225,000
COST OF INVESTMENTS
Investments, at cost	$101,642,412	$60,226,161	$20,449,381	$109,074,963
Premiums received	$4,193,711	$2,713,638	$985,565	$3,254,487

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer20 Feb ETF	AllianzIM U.S. Equity Buffer20 Mar ETF	AllianzIM U.S. Equity Buffer20 Apr ETF
ASSETS
Investments, at value	$311,314,067	$109,358,049	$74,239,678	$193,987,822
TOTAL ASSETS	311,314,067	109,358,049	74,239,678	193,987,822
LIABILITIES
Payables:
Options contracts written, at value	19,904,702	6,073,199	5,339,486	23,668,314
Management fees	2,654,751	559,505	384,260	750,705
TOTAL LIABILITIES	22,559,453	6,632,704	5,723,746	24,419,019
NET ASSETS	$288,754,614	$102,725,345	$68,515,932	$169,568,803
COMPONENTS OF NET ASSETS
Paid-in capital	$303,610,065	$108,264,997	$71,448,554	$173,133,375
Total distributable earnings (accumulated loss)	(14,855,451)	(5,539,652)	(2,932,622)	(3,564,572)
NET ASSETS	$288,754,614	$102,725,345	$68,515,932	$169,568,803
NET ASSET VALUE PER SHARE
Net Asset Value	$36.44	$33.41	$33.84	$34.40
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	7,925,000	3,075,000	2,025,000	4,929,000
COST OF INVESTMENTS
Investments, at cost	$278,373,546	$99,851,565	$67,099,120	$166,068,109
Premiums received	$10,162,638	$3,532,128	$2,436,377	$7,232,357

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer20 May ETF	AllianzIM U.S. Equity Buffer20 Jun ETF	AllianzIM U.S. Equity Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
ASSETS
Investments, at value	$79,090,795	$70,480,036	$332,561,062	$162,167,324
TOTAL ASSETS	79,090,795	70,480,036	332,561,062	162,167,324
LIABILITIES
Payables:
Options contracts written, at value	10,121,162	6,814,259	24,517,905	10,759,940
Management fees	280,427	198,780	764,869	290,722
TOTAL LIABILITIES	10,401,589	7,013,039	25,282,774	11,050,662
NET ASSETS	$68,689,206	$63,466,997	$307,278,288	$151,116,662
COMPONENTS OF NET ASSETS
Paid-in capital	$67,112,619	$65,173,645	$313,114,011	$166,144,923
Total distributable earnings (accumulated loss)	1,576,587	(1,706,648)	(5,835,723)	(15,028,261)
NET ASSETS	$68,689,206	$63,466,997	$307,278,288	$151,116,662
NET ASSET VALUE PER SHARE
Net Asset Value	$33.10	$32.97	$38.65	$32.15
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,075,000	1,925,000	7,950,000	4,700,000
COST OF INVESTMENTS
Investments, at cost	$67,663,864	$63,096,802	$309,327,788	$152,893,072
Premiums received	$3,693,517	$2,915,386	$13,083,320	$6,091,490

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF	AllianzIM U.S. Equity Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer20 Nov ETF	AllianzIM U.S. Equity Buffer20 Dec ETF
ASSETS
Investments, at value	$312,621,622	$347,420,634	$61,244,380	$400,516,514
Receivable for investments sold	—	—	65,529,700	—
TOTAL ASSETS	312,621,622	347,420,634	126,774,080	400,516,514
LIABILITIES
Payables:
Investments purchased	—	—	65,481,497	—
Options contracts written, at value	20,162,727	18,980,248	2,975,336	13,050,836
Management fees	352,517	190,649	502,100	2,592,140
TOTAL LIABILITIES	20,515,244	19,170,897	68,958,933	15,642,976
NET ASSETS	$292,106,378	$328,249,737	$57,815,147	$384,873,538
COMPONENTS OF NET ASSETS
Paid-in capital	$295,180,953	$357,581,033	$70,779,314	$369,707,057
Total distributable earnings (accumulated loss)	(3,074,575)	(29,331,296)	(12,964,167)	15,166,481
NET ASSETS	$292,106,378	$328,249,737	$57,815,147	$384,873,538
NET ASSET VALUE PER SHARE
Net Asset Value	$31.58	$38.62	$33.52	$33.39
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	9,250,000	8,500,000	1,725,000	11,525,000
COST OF INVESTMENTS
Investments, at cost	$298,001,666	$341,536,675	$61,250,956	$366,844,242
Premiums received	$12,014,684	$15,479,205	$2,968,760	$12,090,012

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
ASSETS
Investments, at value	$78,045,436	$47,662,501	$23,892,304	$49,042,572
TOTAL ASSETS	78,045,436	47,662,501	23,892,304	49,042,572
LIABILITIES
Payables:
Options contracts written, at value	79,603	113,797	79,835	176,841
Management fees	414,622	247,870	91,329	183,906
TOTAL LIABILITIES	494,225	361,667	171,164	360,747
NET ASSETS	$77,551,211	$47,300,834	$23,721,140	$48,681,825
COMPONENTS OF NET ASSETS
Paid-in capital	$69,637,690	$43,202,397	$21,281,788	$43,672,430
Total distributable earnings (accumulated loss)	7,913,521	4,098,437	2,439,352	5,009,395
NET ASSETS	$77,551,211	$47,300,834	$23,721,140	$48,681,825
NET ASSET VALUE PER SHARE
Net Asset Value	$28.20	$27.82	$27.91	$30.43
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,750,000	1,700,000	850,000	1,600,000
COST OF INVESTMENTS
Investments, at cost	$70,651,498	$43,953,964	$21,722,076	$42,551,018
Premiums received	$1,213,230	$772,663	$453,476	$902,700

The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
ASSETS
Investments, at value	$24,705,575	$26,195,884	$144,831,980	$30,765,886
TOTAL ASSETS	24,705,575	26,195,884	144,831,980	30,765,886
LIABILITIES
Payables:
Options contracts written, at value	110,058	180,210	1,500,711	402,366
Management fees	84,490	65,780	239,778	65,256
TOTAL LIABILITIES	194,548	245,990	1,740,489	467,622
NET ASSETS	$24,511,027	$25,949,894	$143,091,491	$30,298,264
COMPONENTS OF NET ASSETS
Paid-in capital	$22,212,869	$24,194,903	$135,788,974	$30,874,566
Total distributable earnings (accumulated loss)	2,298,158	1,754,991	7,302,517	(576,302)
NET ASSETS	$24,511,027	$25,949,894	$143,091,491	$30,298,264
NET ASSET VALUE PER SHARE
Net Asset Value	$31.63	$30.53	$29.81	$29.56
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	775,000	850,000	4,800,000	1,025,000
COST OF INVESTMENTS
Investments, at cost	$21,514,992	$23,857,708	$137,147,225	$29,146,986
Premiums received	$578,169	$509,787	$2,351,233	$590,505

The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
ASSETS
Investments, at value	$132,171,752	$62,657,971	$32,820,379	$280,522,006
Receivable for investments sold	—	—	32,713,185	—
TOTAL ASSETS	132,171,752	62,657,971	65,533,564	280,522,006
LIABILITIES
Payables:
Investments purchased	—	—	32,664,859	—
Options contracts written, at value	2,124,022	1,299,526	845,530	71,995
Management fees	144,695	35,377	178,996	741,725
TOTAL LIABILITIES	2,268,717	1,334,903	33,689,385	813,720
NET ASSETS	$129,903,035	$61,323,068	$31,844,179	$279,708,286
COMPONENTS OF NET ASSETS
Paid-in capital	$126,332,507	$61,645,319	$32,594,134	$260,732,131
Total distributable earnings (accumulated loss)	3,570,528	(322,251)	(749,955)	18,976,155
NET ASSETS	$129,903,035	$61,323,068	$31,844,179	$279,708,286
NET ASSET VALUE PER SHARE
Net Asset Value	$29.03	$28.52	$28.95	$27.42
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,475,000	2,150,000	1,100,000	10,200,000
COST OF INVESTMENTS
Investments, at cost	$127,102,927	$61,638,184	$32,823,998	$262,757,272
Premiums received	$2,592,578	$1,401,207	$843,720	$2,023,742

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$152,601,882	$66,494,710	$337,550,940	$137,190,162
Receivable for investments sold	—	68,403	—	—
TOTAL ASSETS	152,601,882	66,563,113	337,550,940	137,190,162
LIABILITIES
Payables:
Investments purchased	—	3,013	—	—
Options contracts written, at value	7,257,980	2,908,840	14,530,491	5,090,025
Management fees	664,093	123,631	436,068	77,057
TOTAL LIABILITIES	7,922,073	3,035,484	14,966,559	5,167,082
NET ASSETS	$144,679,809	$63,527,629	$322,584,381	$132,023,080
COMPONENTS OF NET ASSETS
Paid-in capital	$155,386,081	$65,712,720	$317,748,979	$158,017,596
Total distributable earnings (accumulated loss)	(10,706,272)	(2,185,091)	4,835,402	(25,994,516)
NET ASSETS	$144,679,809	$63,527,629	$322,584,381	$132,023,080
NET ASSET VALUE PER SHARE
Net Asset Value	$33.65	$31.37	$31.09	$34.29
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,300,000	2,025,000	10,375,000	3,850,000
COST OF INVESTMENTS
Investments, at cost	$144,221,229	$63,439,491	$322,885,871	$134,940,864
Premiums received	$4,190,618	$1,750,860	$9,163,221	$4,392,588

The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
ASSETS
Investments, at value	$17,537,716	$35,728,996	$9,197,170	$11,642,953
Receivable for investments sold	19,446,035	1,492,610	—	—
TOTAL ASSETS	36,983,751	37,221,606	9,197,170	11,642,953
LIABILITIES
Payables:
Investments purchased	19,463,544	110,718	—	—
Fund shares repurchased	—	1,429,135	—	—
Options contracts written, at value	600,655	2,627,049	503,932	350,369
Management fees	67,194	184,629	29,400	7,048
TOTAL LIABILITIES	20,131,393	4,351,531	533,332	357,417
NET ASSETS	$16,852,358	$32,870,075	$8,663,838	$11,285,536
COMPONENTS OF NET ASSETS
Paid-in capital	$20,836,939	$35,395,460	$9,229,654	$14,111,979
Total distributable earnings (accumulated loss)	(3,984,581)	(2,525,385)	(565,816)	(2,826,443)
NET ASSETS	$16,852,358	$32,870,075	$8,663,838	$11,285,536
NET ASSET VALUE PER SHARE
Net Asset Value	$29.31	$28.58	$31.50	$28.21
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	575,000	1,150,000	275,000	400,000
COST OF INVESTMENTS
Investments, at cost	$17,539,626	$32,019,027	$8,492,971	$11,427,976
Premiums received	$598,746	$1,159,519	$167,555	$236,625

The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

	AllianzIM U.S. Equity Buffer15 ETF	AllianzIM U.S. Equity Buffer100 Protection ETF	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF
ASSETS
Investments, at value - Affiliated	$—	$—	$41,239,066	$86,856,762
Investments, at value - Unaffiliated	22,556,918	22,528,180	11,210	20,224
Receivable for investments sold	17,247	—	—	—
Receivable for Fund shares sold	646,340	—	676,210	—
TOTAL ASSETS	23,220,505	22,528,180	41,926,486	86,876,986
LIABILITIES
Payables:
Investments purchased - Affiliated	—	—	676,006	—
Investments purchased - Unaffiliated	617,532	—	—	—
Options contracts written, at value	629,148	685,496	—	—
Management fees	9,068	12,228	1,691	3,210
TOTAL LIABILITIES	1,255,748	697,724	677,697	3,210
NET ASSETS	$21,964,757	$21,830,456	$41,248,789	$86,873,776
COMPONENTS OF NET ASSETS
Paid-in capital	$22,016,299	$22,199,312	$38,416,647	$80,681,392
Total distributable earnings (accumulated loss)	(51,542)	(368,856)	2,832,142	6,192,384
NET ASSETS	$21,964,757	$21,830,456	$41,248,789	$86,873,776
NET ASSET VALUE PER SHARE
Net Asset Value	$25.84	$25.68	$27.05	$28.25
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	850,000	850,000	1,525,000	3,075,000
COST OF INVESTMENTS
Investments, at cost - Affiliated	$—	$—	$38,394,509	$80,651,490
Investments, at cost - Unaffiliated	22,258,974	22,213,743	11,210	20,224
Premiums received	$504,314	$537,004	$—	$—

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
October 31, 2025 (continued)

AllianzIM 6 Month Buffer10 Allocation ETF
ASSETS
Investments, at value - Affiliated	$37,895,551
Investments, at value - Unaffiliated	8,220
TOTAL ASSETS	37,903,771
LIABILITIES
Payables:
Management fees	1,549
TOTAL LIABILITIES	1,549
NET ASSETS	$37,902,222
COMPONENTS OF NET ASSETS
Paid-in capital	$35,473,430
Total distributable earnings (accumulated loss)	2,428,792
NET ASSETS	$37,902,222
NET ASSET VALUE PER SHARE
Net Asset Value	$27.07
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,400,000
COST OF INVESTMENTS
Investments, at cost - Affiliated	$35,455,967
Investments, at cost - Unaffiliated	8,220

The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST
Statements of Operations

	AllianzIM U.S. Equity Buffer10 Jan ETF	AllianzIM U.S. Equity Buffer10 Feb ETF	AllianzIM U.S. Equity Buffer10 Mar ETF	AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$15,751	$7,952	$6,584	$7,972
Total Investment Income	15,751	7,952	6,584	7,972
EXPENSES:
Management fees	873,725	506,235	202,264	324,436
Interest expense	—	7	9	54
Total Expenses	873,725	506,242	202,273	324,490
NET INVESTMENT INCOME (LOSS)	(857,974)	(498,290)	(195,689)	(316,518)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	17,653,364	6,283,511	5,299,091	5,279,532
Option contracts purchased	(3,027,834)	(1,054,855)	(1,248,380)	(1,688,809)
Option contracts written	(2,120,750)	(1,463,147)	203,837	(23,563)
Net realized gain (loss)	12,504,780	3,765,509	4,254,548	3,567,160
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,008,675	8,922,448	528,556	3,796,968
Options contracts written	1,254,753	2,420,968	(328,969)	(2,724,619)
Net change in unrealized appreciation (depreciation)	3,263,428	11,343,416	199,587	1,072,349
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,768,208	15,108,925	4,454,135	4,639,509
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,910,234	$14,610,635	$4,258,446	$4,322,991

The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer10 May ETF	AllianzIM U.S. Equity Buffer10 Jun ETF	AllianzIM U.S. Equity Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$1,693	$2,680	$8,984	$14,248
Total Investment Income	1,693	2,680	8,984	14,248
EXPENSES:
Management fees	123,067	139,646	520,636	364,254
Interest expense	4	—	—	23
Total Expenses	123,071	139,646	520,636	364,277
NET INVESTMENT INCOME (LOSS)	(121,378)	(136,966)	(511,652)	(350,029)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	77,603	2,046,484	13,768,870	11,234,610
Option contracts purchased	(563,826)	(683,218)	(2,896,738)	(1,844,048)
Option contracts written	284,793	8,959	72,139	103,324
Net realized gain (loss)	(201,430)	1,372,225	10,944,271	9,493,886
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	3,029,247	1,819,749	4,543,309	(1,287,930)
Options contracts written	(640,386)	(628,142)	(1,475,818)	(740,795)
Net change in unrealized appreciation (depreciation)	2,388,861	1,191,607	3,067,491	(2,028,725)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,187,431	2,563,832	14,011,762	7,465,161
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,066,053	$2,426,866	$13,500,110	$7,115,132

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF	AllianzIM U.S. Equity Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$6,241	$16,927	$4,420	$11,581
Total Investment Income	6,241	16,927	4,420	11,581
EXPENSES:
Management fees	283,757	862,928	257,555	734,505
Interest expense	—	3	35	—
Total Expenses	283,757	862,931	257,590	734,505
NET INVESTMENT INCOME (LOSS)	(277,516)	(846,004)	(253,170)	(722,924)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	7,456,424	16,509,612	5,856,348	1,675,625
Option contracts purchased	(812,314)	(1,145,876)	(443,286)	(486,621)
Option contracts written	90,794	(619,735)	(527,982)	(1,986,044)
Net realized gain (loss)	6,734,904	14,744,001	4,885,080	(797,040)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	3,735,610	1,384,123	1,501	9,528,188
Options contracts written	(1,647,735)	(566,257)	1,501	3,041,891
Net change in unrealized appreciation (depreciation)	2,087,875	817,866	3,002	12,570,079
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,822,779	15,561,867	4,888,082	11,773,039
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,545,263	$14,715,863	$4,634,912	$11,050,115

The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer20 Feb ETF	AllianzIM U.S. Equity Buffer20 Mar ETF	AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$52,421	$16,672	$15,210	$26,615
Total Investment Income	52,421	16,672	15,210	26,615
EXPENSES:
Management fees	2,890,101	678,013	528,695	1,264,076
Interest expense	—	202	—	—
Total Expenses	2,890,101	678,215	528,695	1,264,076
NET INVESTMENT INCOME (LOSS)	(2,837,680)	(661,543)	(513,485)	(1,237,461)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	47,442,748	13,623,705	12,382,382	18,149,966
Option contracts purchased	(13,048,617)	(2,608,965)	(2,778,847)	(6,283,921)
Option contracts written	(14,649,430)	(5,630,009)	(1,216,902)	338,609
Net realized gain (loss)	19,744,701	5,384,731	8,386,633	12,204,654
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	17,976,670	2,963,046	1,895,667	16,885,837
Options contracts written	3,378,137	1,134,945	(1,585,443)	(15,735,912)
Net change in unrealized appreciation (depreciation)	21,354,807	4,097,991	310,224	1,149,925
NET REALIZED AND UNREALIZED GAIN (LOSS)	41,099,508	9,482,722	8,696,857	13,354,579
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,261,828	$8,821,179	$8,183,372	$12,117,118

The accompanying notes are an integral part of the financial statements.

66

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer20 May ETF	AllianzIM U.S. Equity Buffer20 Jun ETF	AllianzIM U.S. Equity Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$6,674	$15,174	$29,434	$32,528
Total Investment Income	6,674	15,174	29,434	32,528
EXPENSES:
Management fees	475,651	550,513	1,692,502	1,200,883
Interest expense	4	—	—	184
Total Expenses	475,655	550,513	1,692,502	1,201,067
NET INVESTMENT INCOME (LOSS)	(468,981)	(535,339)	(1,663,068)	(1,168,539)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	7,906,978	3,997,056	27,834,019	35,634,362
Option contracts purchased	(165,816)	(2,333,288)	(1,667,376)	(7,490,216)
Option contracts written	(116,930)	563,902	(1,367,577)	(2,306,379)
Net realized gain (loss)	7,624,232	2,227,670	24,799,066	25,837,767
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	5,891,730	4,935,895	16,083,776	18,658
Options contracts written	(4,502,041)	(3,069,114)	(10,310,549)	(3,369,308)
Net change in unrealized appreciation (depreciation)	1,389,689	1,866,781	5,773,227	(3,350,650)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,013,921	4,094,451	30,572,293	22,487,117
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,544,940	$3,559,112	$28,909,225	$21,318,578

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF	AllianzIM U.S. Equity Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer20 Nov ETF	AllianzIM U.S. Equity Buffer20 Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$23,109	$49,803	$8,143	$43,663
Total Investment Income	23,109	49,803	8,143	43,663
EXPENSES:
Management fees	984,123	2,617,536	502,100	2,636,434
Interest expense	303	—	—	—
Total Expenses	984,426	2,617,536	502,100	2,636,434
NET INVESTMENT INCOME (LOSS)	(961,317)	(2,567,733)	(493,957)	(2,592,771)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	19,234,144	38,562,528	11,656,926	17,364,230
Option contracts purchased	(3,169,536)	(3,710,089)	(1,167,655)	(2,242,366)
Option contracts written	(1,275,560)	(6,136,637)	(3,274,021)	(11,228,371)
Net realized gain (loss)	14,789,048	28,715,802	7,215,250	3,893,493
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	9,419,554	7,060,773	(2,341)	25,497,078
Options contracts written	(6,964,081)	(4,223,665)	(2,341)	5,656,935
Net change in unrealized appreciation (depreciation)	2,455,473	2,837,108	(4,682)	31,154,013
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,244,521	31,552,910	7,210,568	35,047,506
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,283,204	$28,985,177	$6,716,611	$32,454,735

The accompanying notes are an integral part of the financial statements.

68

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025***	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$5,233	$3,212	$657	$3,143
Total Investment Income	5,233	3,212	657	3,143
EXPENSES:
Management fees	414,622	247,870	91,329	267,050
Interest expense	211	23	18	—
Total Expenses	414,833	247,893	91,347	267,050
Expense reimbursement	(211)	—	—	—
Net Expenses	414,622	247,893	91,347	267,050
NET INVESTMENT INCOME (LOSS)	(409,389)	(244,681)	(90,690)	(263,907)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	924,107	1,453,906	6,609	732,034
Option contracts purchased	(297,285)	(99,181)	(13,202)	(1,927,833)
Option contracts written	(13,869)	(1,635)	(625)	(28,037)
Net realized gain (loss)	612,953	1,353,090	(7,218)	(1,223,836)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	7,393,938	3,708,537	2,170,228	6,709,830
Options contracts written	1,133,627	658,866	373,641	711,405
Net change in unrealized appreciation (depreciation)	8,527,565	4,367,403	2,543,869	7,421,235
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,140,518	5,720,493	2,536,651	6,197,399
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,731,129	$5,475,812	$2,445,961	$5,933,492

*	The Fund commenced operations on December 31, 2024.
**	The Fund commenced operations on January 31, 2025.
***	The Fund commenced operations on February 28, 2025.
The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$1,846	$1,671	$5,312	$3,129
Total Investment Income	1,846	1,671	5,312	3,129
EXPENSES:
Management fees	143,665	133,030	514,372	205,033
Interest expense	—	33	545	11
Total Expenses	143,665	133,063	514,917	205,044
NET INVESTMENT INCOME (LOSS)	(141,819)	(131,392)	(509,605)	(201,915)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	200,021	376,441	4,393,077	6,529,248
Option contracts purchased	(1,321,509)	(799,067)	(735,010)	(2,222,646)
Option contracts written	83,430	44	8,655	4,267
Net realized gain (loss)	(1,038,058)	(422,582)	3,666,722	4,310,869
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	3,850,782	2,837,131	8,835,901	790,221
Options contracts written	489,996	355,875	959,401	1,919
Net change in unrealized appreciation (depreciation)	4,340,778	3,193,006	9,795,302	792,140
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,302,720	2,770,424	13,462,024	5,103,009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,160,901	$2,639,032	$12,952,419	$4,901,094

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Period Ended October 31, 2025*
INVESTMENT INCOME:
Interest income	$3,331	$4,002	$2,606	$5,117
Total Investment Income	3,331	4,002	2,606	5,117
EXPENSES:
Management fees	297,540	303,567	178,996	741,725
Interest expense	—	56	21	17
Total Expenses	297,540	303,623	179,017	741,742
NET INVESTMENT INCOME (LOSS)	(294,209)	(299,621)	(176,411)	(736,625)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	4,055,533	7,493,545	4,886,542	422,172
Option contracts purchased	(1,704,183)	(1,189,363)	(590,260)	(18,115)
Option contracts written	2,994	2,448	(150)	(1,973)
Net realized gain (loss)	2,354,344	6,306,630	4,296,132	402,084
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	4,929,001	1,183,611	(2,942)	17,764,734
Options contracts written	445,646	138,382	(1,471)	1,951,747
Net change in unrealized appreciation (depreciation)	5,374,647	1,321,993	(4,413)	19,716,481
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,728,991	7,628,623	4,291,719	20,118,565
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,434,782	$7,329,002	$4,115,308	$19,381,940

*	The Fund commenced operations on November 29, 2024.
The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$37,677	$8,259	$15,808	$44,818
Total Investment Income	37,677	8,259	15,808	44,818
EXPENSES:
Management fees	1,357,316	326,883	693,754	1,557,441
Interest expense	—	—	—	208
Total Expenses	1,357,316	326,883	693,754	1,557,649
NET INVESTMENT INCOME (LOSS)	(1,319,639)	(318,624)	(677,946)	(1,512,831)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	38,990,511	7,087,574	10,667,375	35,873,389
Option contracts purchased	(7,208,577)	(2,703,913)	(3,080,602)	(10,117,988)
Option contracts written	973,221	33,284	125,102	(8,047,414)
Net realized gain (loss)	32,755,155	4,416,945	7,711,875	17,707,987
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	47,129	2,709,989	14,284,452	2,963,048
Options contracts written	(3,393,058)	(1,183,377)	(5,423,763)	(1,720,963)
Net change in unrealized appreciation (depreciation)	(3,345,929)	1,526,612	8,860,689	1,242,085
NET REALIZED AND UNREALIZED GAIN (LOSS)	29,409,226	5,943,557	16,572,564	18,950,072
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,089,587	$5,624,933	$15,894,618	$17,437,241

The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025	For the Year Ended October 31, 2025
INVESTMENT INCOME:
Interest income	$3,468	$19,132	$3,895	$3,100
Total Investment Income	3,468	19,132	3,895	3,100
EXPENSES:
Management fees	141,344	628,798	142,180	111,683
Interest expense	8	—	34	20
Total Expenses	141,352	628,798	142,214	111,703
NET INVESTMENT INCOME (LOSS)	(137,884)	(609,666)	(138,319)	(108,603)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	4,975,506	6,731,028	4,377,394	4,206,801
Option contracts purchased	(1,659,577)	(3,326,387)	(630,919)	(1,446,535)
Option contracts written	(1,617,289)	(962,753)	131,751	(1,349,632)
Net realized gain (loss)	1,698,640	2,441,888	3,878,226	1,410,634
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(817)	3,863,266	244,472	312,547
Options contracts written	(816)	(1,304,353)	(306,517)	(184,990)
Net change in unrealized appreciation (depreciation)	(1,633)	2,558,913	(62,045)	127,557
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,697,007	5,000,801	3,816,181	1,538,191
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,559,123	$4,391,135	$3,677,862	$1,429,588

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

	AllianzIM U.S. Equity Buffer15 ETF	AllianzIM U.S. Equity Buffer100 Protection ETF	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025***
INVESTMENT INCOME:
Interest income	$910	$1,853	$465	$399
Total Investment Income	910	1,853	465	399
EXPENSES:
Management fees	20,069	40,438	25,760	26,574
Total Expenses	20,069	40,438	25,760	26,574
Management fees waiver	—	—	(12,880)	(13,287)
Net Expenses	20,069	40,438	12,880	13,287
NET INVESTMENT INCOME (LOSS)	(19,159)	(38,585)	(12,415)	(12,888)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind - Affiliated	—	—	130,684	414,437
Redemptions In-Kind - Unaffiliated	386,063	923,066	—	—
Option contracts purchased	7,755	108,110	—	—
Option contracts written	(213,248)	(602,895)	—	—
Net realized gain (loss)	180,570	428,281	130,684	414,437
Net change in unrealized appreciation (depreciation) on:
Affiliated Exchange-Traded Funds	—	—	2,844,557	6,205,272
Options contracts purchased	297,944	314,437	—	—
Options contracts written	(124,834)	(148,492)	—	—
Net change in unrealized appreciation (depreciation)	173,110	165,945	2,844,557	6,205,272
NET REALIZED AND UNREALIZED GAIN (LOSS)	353,680	594,226	2,975,241	6,619,709
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$334,521	$555,641	$2,962,826	$6,606,821

*	The Fund commenced operations on June 30, 2025.
**	The Fund commenced operations on January 7, 2025.
***	The Fund commenced operations on March 5, 2025.
The accompanying notes are an integral part of the financial statements.

74

AIM ETF PRODUCTS TRUST
Statements of Operations (continued)

AllianzIM 6 Month Buffer10 Allocation ETF
For the Period Ended October 31, 2025*
INVESTMENT INCOME:
Interest income	$380
Total Investment Income	380
EXPENSES:
Management fees	22,345
Total Expenses	22,345
Management fees waiver	(11,173)
Net Expenses	11,172
NET INVESTMENT INCOME (LOSS)	(10,792)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind - Affiliated	75,417
Net realized gain (loss)	75,417
Net change in unrealized appreciation (depreciation) on:
Affiliated Exchange-Traded Funds	2,439,584
Net change in unrealized appreciation (depreciation)	2,439,584
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,515,001
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,504,209

*	The Fund commenced operations on January 7, 2025.
The accompanying notes are an integral part of the financial statements.

75

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets

	AllianzIM U.S. Equity Buffer10 Jan ETF		AllianzIM U.S. Equity Buffer10 Feb ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(857,974)	$(540,443)	$(498,290)	$(379,897)
Net realized gain (loss)	12,504,780	14,182,733	3,765,509	10,172,525
Net change in unrealized appreciation (depreciation)	3,263,428	2,007,048	11,343,416	1,754,672
Net increase (decrease) in net assets resulting from operations	14,910,234	15,649,338	14,610,635	11,547,300
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(100,657)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	161,383,002	284,566,594	96,800,617	130,701,868
Cost of Shares redeemed	(168,845,080)	(277,336,685)	(34,865,977)	(145,623,705)
Net increase (decrease) in net assets from capital transactions	(7,462,078)	7,229,909	61,934,640	(14,921,837)
Total increase (decrease) in net assets	7,448,156	22,879,247	76,545,275	(3,475,194)
NET ASSETS
Beginning of Year	44,868,105	21,988,858	25,540,732	29,015,926
End of Year	$52,316,261	$44,868,105	$102,086,007	$25,540,732
CHANGES IN SHARES OUTSTANDING
Shares issued	4,475,000	9,025,000	2,975,000	4,425,000
Shares redeemed	(4,450,000)	(8,550,000)	(1,025,000)	(4,775,000)
Net increase (decrease) in Shares outstanding	25,000	475,000	1,950,000	(350,000)
Shares outstanding, Beginning of Year	1,275,000	800,000	775,000	1,125,000
Shares outstanding, End of Year	1,300,000	1,275,000	2,725,000	775,000

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer10 Mar ETF		AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(195,689)	$(394,671)	$(316,518)	$(440,808)
Net realized gain (loss)	4,254,548	5,822,818	3,567,160	9,175,035
Net change in unrealized appreciation (depreciation)	199,587	2,137,450	1,072,349	2,148,663
Net increase (decrease) in net assets resulting from operations	4,258,446	7,565,597	4,322,991	10,882,890
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	27,627,798	117,182,695	43,309,479	113,690,343
Cost of Shares redeemed	(38,061,725)	(99,843,418)	(54,576,667)	(104,665,450)
Net increase (decrease) in net assets from capital transactions	(10,433,927)	17,339,277	(11,267,188)	9,024,893
Total increase (decrease) in net assets	(6,175,481)	24,904,874	(6,944,197)	19,907,783
NET ASSETS
Beginning of Year	32,816,595	7,911,721	47,927,905	28,020,122
End of Year	$26,641,114	$32,816,595	$40,983,708	$47,927,905
CHANGES IN SHARES OUTSTANDING
Shares issued	800,000	3,900,000	1,175,000	3,275,000
Shares redeemed	(1,100,000)	(3,200,000)	(1,450,000)	(2,925,000)
Net increase (decrease) in Shares outstanding	(300,000)	700,000	(275,000)	350,000
Shares outstanding, Beginning of Year	1,000,000	300,000	1,275,000	925,000
Shares outstanding, End of Year	700,000	1,000,000	1,000,000	1,275,000

The accompanying notes are an integral part of the financial statements.

77

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer10 May ETF		AllianzIM U.S. Equity Buffer10 Jun ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(121,378)	$(162,363)	$(136,966)	$(161,857)
Net realized gain (loss)	(201,430)	8,740,163	1,372,225	5,235,139
Net change in unrealized appreciation (depreciation)	2,388,861	(1,373,061)	1,191,607	580,965
Net increase (decrease) in net assets resulting from operations	2,066,053	7,204,739	2,426,866	5,654,247
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,309,824	59,747,891	25,543,563	50,326,277
Cost of Shares redeemed	(3,329,937)	(93,048,145)	(22,251,385)	(69,249,987)
Net increase (decrease) in net assets from capital transactions	(20,113)	(33,300,254)	3,292,178	(18,923,710)
Total increase (decrease) in net assets	2,045,940	(26,095,515)	5,719,044	(13,269,463)
NET ASSETS
Beginning of Year	17,037,627	43,133,142	15,770,449	29,039,912
End of Year	$19,083,567	$17,037,627	$21,489,493	$15,770,449
CHANGES IN SHARES OUTSTANDING
Shares issued	100,000	2,000,000	775,000	1,700,000
Shares redeemed	(100,000)	(3,175,000)	(675,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	—	(1,175,000)	100,000	(650,000)
Shares outstanding, Beginning of Year	525,000	1,700,000	500,000	1,150,000
Shares outstanding, End of Year	525,000	525,000	600,000	500,000

The accompanying notes are an integral part of the financial statements.

78

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer10 Jul ETF		AllianzIM U.S. Equity Buffer10 Aug ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(511,652)	$(515,579)	$(350,029)	$(598,229)
Net realized gain (loss)	10,944,271	14,610,759	9,493,886	15,564,461
Net change in unrealized appreciation (depreciation)	3,067,491	5,114,023	(2,028,725)	6,228,811
Net increase (decrease) in net assets resulting from operations	13,500,110	19,209,203	7,115,132	21,195,043
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	150,145,852	224,473,788	40,109,361	292,634,049
Cost of Shares redeemed	(141,090,695)	(270,995,837)	(133,943,777)	(246,021,968)
Net increase (decrease) in net assets from capital transactions	9,055,157	(46,522,049)	(93,834,416)	46,612,081
Total increase (decrease) in net assets	22,555,267	(27,312,846)	(86,719,284)	67,807,124
NET ASSETS
Beginning of Year	61,586,811	88,899,657	123,703,263	55,896,139
End of Year	$84,142,078	$61,586,811	$36,983,979	$123,703,263
CHANGES IN SHARES OUTSTANDING
Shares issued	3,875,000	6,225,000	1,200,000	10,275,000
Shares redeemed	(3,575,000)	(7,550,000)	(4,225,000)	(8,575,000)
Net increase (decrease) in Shares outstanding	300,000	(1,325,000)	(3,025,000)	1,700,000
Shares outstanding, Beginning of Year	1,600,000	2,925,000	4,075,000	2,375,000
Shares outstanding, End of Year	1,900,000	1,600,000	1,050,000	4,075,000

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF		AllianzIM U.S. Equity Buffer10 Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(277,516)	$(197,489)	$(846,004)	$(336,756)
Net realized gain (loss)	6,734,904	3,780,425	14,744,001	7,082,989
Net change in unrealized appreciation (depreciation)	2,087,875	1,728,560	817,866	448,279
Net increase (decrease) in net assets resulting from operations	8,545,263	5,311,496	14,715,863	7,194,512
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	106,786,305	128,515,120	94,796,294	177,738,047
Cost of Shares redeemed	(107,845,620)	(53,552,852)	(183,803,950)	(89,048,507)
Net increase (decrease) in net assets from capital transactions	(1,059,315)	74,962,268	(89,007,656)	88,689,540
Total increase (decrease) in net assets	7,485,948	80,273,764	(74,291,793)	95,884,052
NET ASSETS
Beginning of Year	93,350,989	13,077,225	132,487,250	36,603,198
End of Year	$100,836,937	$93,350,989	$58,195,457	$132,487,250
CHANGES IN SHARES OUTSTANDING
Shares issued	3,200,000	4,475,000	2,325,000	4,825,000
Shares redeemed	(3,425,000)	(1,900,000)	(4,525,000)	(2,450,000)
Net increase (decrease) in Shares outstanding	(225,000)	2,575,000	(2,200,000)	2,375,000
Shares outstanding, Beginning of Year	3,125,000	550,000	3,550,000	1,175,000
Shares outstanding, End of Year	2,900,000	3,125,000	1,350,000	3,550,000

The accompanying notes are an integral part of the financial statements.

80

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer10 Nov ETF		AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(253,170)	$(78,562)	$(722,924)	$(232,022)
Net realized gain (loss)	4,885,080	1,971,306	(797,040)	8,790,524
Net change in unrealized appreciation (depreciation)	3,002	(3,911)	12,570,079	(1,197,429)
Net increase (decrease) in net assets resulting from operations	4,634,912	1,888,833	11,050,115	7,361,073
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(242,065)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	29,659,152	57,376,800	132,630,196	128,451,474
Cost of Shares redeemed	(42,216,695)	(41,539,607)	(44,166,437)	(137,986,062)
Net increase (decrease) in net assets from capital transactions	(12,557,543)	15,837,193	88,463,759	(9,534,588)
Total increase (decrease) in net assets	(7,922,631)	17,726,026	99,513,874	(2,415,580)
NET ASSETS
Beginning of Year	27,122,046	9,396,020	16,816,051	19,231,631
End of Year	$19,199,415	$27,122,046	$116,329,925	$16,816,051
CHANGES IN SHARES OUTSTANDING
Shares issued	850,000	1,850,000	4,075,000	4,450,000
Shares redeemed	(1,175,000)	(1,350,000)	(1,375,000)	(4,675,000)
Net increase (decrease) in Shares outstanding	(325,000)	500,000	2,700,000	(225,000)
Shares outstanding, Beginning of Year	850,000	350,000	525,000	750,000
Shares outstanding, End of Year	525,000	850,000	3,225,000	525,000

The accompanying notes are an integral part of the financial statements.

81

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF		AllianzIM U.S. Equity Buffer20 Feb ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(2,837,680)	$(1,963,291)	$(661,543)	$(820,684)
Net realized gain (loss)	19,744,701	42,625,116	5,384,731	13,936,745
Net change in unrealized appreciation (depreciation)	21,354,807	(5,808,324)	4,097,991	2,405,342
Net increase (decrease) in net assets resulting from operations	38,261,828	34,853,501	8,821,179	15,521,403
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(74,492)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	531,509,521	806,682,098	105,811,095	266,023,638
Cost of Shares redeemed	(480,357,167)	(739,898,635)	(78,122,488)	(265,032,795)
Net increase (decrease) in net assets from capital transactions	51,152,354	66,783,463	27,688,607	990,843
Total increase (decrease) in net assets	89,414,182	101,636,964	36,509,786	16,437,754
NET ASSETS
Beginning of Year	199,340,432	97,703,468	66,215,559	49,777,805
End of Year	$288,754,614	$199,340,432	$102,725,345	$66,215,559
CHANGES IN SHARES OUTSTANDING
Shares issued	15,825,000	26,300,000	3,400,000	9,425,000
Shares redeemed	(13,925,000)	(23,700,000)	(2,500,000)	(9,175,000)
Net increase (decrease) in Shares outstanding	1,900,000	2,600,000	900,000	250,000
Shares outstanding, Beginning of Year	6,025,000	3,425,000	2,175,000	1,925,000
Shares outstanding, End of Year	7,925,000	6,025,000	3,075,000	2,175,000

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 Mar ETF		AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(513,485)	$(867,643)	$(1,237,461)	$(1,428,234)
Net realized gain (loss)	8,386,633	12,272,128	12,204,654	22,583,342
Net change in unrealized appreciation (depreciation)	310,224	2,534,177	1,149,925	6,069,558
Net increase (decrease) in net assets resulting from operations	8,183,372	13,938,662	12,117,118	27,224,666
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	83,250,964	272,571,044	175,659,635	343,829,232
Cost of Shares redeemed	(93,710,945)	(241,355,757)	(194,498,380)	(323,930,542)
Net increase (decrease) in net assets from capital transactions	(10,459,981)	31,215,287	(18,838,745)	19,898,690
Total increase (decrease) in net assets	(2,276,609)	45,153,949	(6,721,627)	47,123,356
NET ASSETS
Beginning of Year	70,792,541	25,638,592	176,290,430	129,167,074
End of Year	$68,515,932	$70,792,541	$169,568,803	$176,290,430
CHANGES IN SHARES OUTSTANDING
Shares issued	2,650,000	9,600,000	5,475,000	11,425,000
Shares redeemed	(2,950,000)	(8,250,000)	(6,025,000)	(10,600,000)
Net increase (decrease) in Shares outstanding	(300,000)	1,350,000	(550,000)	825,000
Shares outstanding, Beginning of Year	2,325,000	975,000	5,479,000	4,654,000
Shares outstanding, End of Year	2,025,000	2,325,000	4,929,000	5,479,000

The accompanying notes are an integral part of the financial statements.

83

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 May ETF		AllianzIM U.S. Equity Buffer20 Jun ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(468,981)	$(398,237)	$(535,339)	$(651,629)
Net realized gain (loss)	7,624,232	9,471,412	2,227,670	11,899,250
Net change in unrealized appreciation (depreciation)	1,389,689	1,414,895	1,866,781	1,301,664
Net increase (decrease) in net assets resulting from operations	8,544,940	10,488,070	3,559,112	12,549,285
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	81,996,377	96,646,864	111,055,624	268,692,933
Cost of Shares redeemed	(75,902,212)	(131,270,732)	(103,491,409)	(296,056,759)
Net increase (decrease) in net assets from capital transactions	6,094,165	(34,623,868)	7,564,215	(27,363,826)
Total increase (decrease) in net assets	14,639,105	(24,135,798)	11,123,327	(14,814,541)
NET ASSETS
Beginning of Year	54,050,101	78,185,899	52,343,670	67,158,211
End of Year	$68,689,206	$54,050,101	$63,466,997	$52,343,670
CHANGES IN SHARES OUTSTANDING
Shares issued	2,750,000	3,475,000	3,625,000	9,525,000
Shares redeemed	(2,475,000)	(4,750,000)	(3,475,000)	(10,400,000)
Net increase (decrease) in Shares outstanding	275,000	(1,275,000)	150,000	(875,000)
Shares outstanding, Beginning of Year	1,800,000	3,075,000	1,775,000	2,650,000
Shares outstanding, End of Year	2,075,000	1,800,000	1,925,000	1,775,000

The accompanying notes are an integral part of the financial statements.

84

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 Jul ETF		AllianzIM U.S. Equity Buffer20 Aug ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,663,068)	$(1,527,300)	$(1,168,539)	$(1,295,647)
Net realized gain (loss)	24,799,066	28,895,039	25,837,767	22,071,627
Net change in unrealized appreciation (depreciation)	5,773,227	10,031,389	(3,350,650)	12,074,223
Net increase (decrease) in net assets resulting from operations	28,909,225	37,399,128	21,318,578	32,850,203
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	354,038,564	482,276,640	233,381,595	557,346,687
Cost of Shares redeemed	(275,301,807)	(532,312,858)	(452,946,412)	(396,518,287)
Net increase (decrease) in net assets from capital transactions	78,736,757	(50,036,218)	(219,564,817)	160,828,400
Total increase (decrease) in net assets	107,645,982	(12,637,090)	(198,246,239)	193,678,603
NET ASSETS
Beginning of Year	199,632,306	212,269,396	349,362,901	155,684,298
End of Year	$307,278,288	$199,632,306	$151,116,662	$349,362,901
CHANGES IN SHARES OUTSTANDING
Shares issued	9,725,000	14,700,000	7,725,000	20,275,000
Shares redeemed	(7,575,000)	(16,200,000)	(15,175,000)	(14,600,000)
Net increase (decrease) in Shares outstanding	2,150,000	(1,500,000)	(7,450,000)	5,675,000
Shares outstanding, Beginning of Year	5,800,000	7,300,000	12,150,000	6,475,000
Shares outstanding, End of Year	7,950,000	5,800,000	4,700,000	12,150,000

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF		AllianzIM U.S. Equity Buffer20 Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(961,317)	$(534,045)	$(2,567,733)	$(1,039,433)
Net realized gain (loss)	14,789,048	6,305,573	28,715,802	17,413,976
Net change in unrealized appreciation (depreciation)	2,455,473	4,353,794	2,837,108	512,842
Net increase (decrease) in net assets resulting from operations	16,283,204	10,125,322	28,985,177	16,887,385
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	308,607,237	322,938,970	521,053,358	448,293,652
Cost of Shares redeemed	(296,943,240)	(100,382,573)	(532,603,155)	(283,586,127)
Net increase (decrease) in net assets from capital transactions	11,663,997	222,556,397	(11,549,797)	164,707,525
Total increase (decrease) in net assets	27,947,201	232,681,719	17,435,380	181,594,910
NET ASSETS
Beginning of Year	264,159,177	31,477,458	310,814,357	129,219,447
End of Year	$292,106,378	$264,159,177	$328,249,737	$310,814,357
CHANGES IN SHARES OUTSTANDING
Shares issued	10,025,000	11,650,000	13,925,000	13,025,000
Shares redeemed	(10,075,000)	(3,650,000)	(14,325,000)	(8,325,000)
Net increase (decrease) in Shares outstanding	(50,000)	8,000,000	(400,000)	4,700,000
Shares outstanding, Beginning of Year	9,300,000	1,300,000	8,900,000	4,200,000
Shares outstanding, End of Year	9,250,000	9,300,000	8,500,000	8,900,000

The accompanying notes are an integral part of the financial statements.

86

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer20 Nov ETF		AllianzIM U.S. Equity Buffer20 Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(493,957)	$(232,515)	$(2,592,771)	$(607,811)
Net realized gain (loss)	7,215,250	4,134,831	3,893,493	14,987,384
Net change in unrealized appreciation (depreciation)	(4,682)	(1,294)	31,154,013	979,377
Net increase (decrease) in net assets resulting from operations	6,716,611	3,901,022	32,454,735	15,358,950
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	(1,319,661)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	104,428,195	78,249,749	425,293,140	209,376,279
Cost of Shares redeemed	(84,485,925)	(70,463,052)	(143,674,642)	(227,028,578)
Net increase (decrease) in net assets from capital transactions	19,942,270	7,786,697	281,618,498	(17,652,299)
Total increase (decrease) in net assets	26,658,881	11,687,719	314,073,233	(3,613,010)
NET ASSETS
Beginning of Year	31,156,266	19,468,547	70,800,305	74,413,315
End of Year	$57,815,147	$31,156,266	$384,873,538	$70,800,305
CHANGES IN SHARES OUTSTANDING
Shares issued	3,250,000	2,700,000	13,875,000	7,475,000
Shares redeemed	(2,550,000)	(2,400,000)	(4,675,000)	(8,050,000)
Net increase (decrease) in Shares outstanding	700,000	300,000	9,200,000	(575,000)
Shares outstanding, Beginning of Year	1,025,000	725,000	2,325,000	2,900,000
Shares outstanding, End of Year	1,725,000	1,025,000	11,525,000	2,325,000

The accompanying notes are an integral part of the financial statements.

87

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025***
OPERATIONS:
Net investment income (loss)	$(409,389)	$(244,681)	$(90,690)
Net realized gain (loss)	612,953	1,353,090	(7,218)
Net change in unrealized appreciation (depreciation)	8,527,565	4,367,403	2,543,869
Net increase (decrease) in net assets resulting from operations	8,731,129	5,475,812	2,445,961
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	80,437,415	56,120,442	21,868,512
Cost of Shares redeemed	(11,617,333)	(14,295,420)	(593,333)
Net increase (decrease) in net assets from capital transactions	68,820,082	41,825,022	21,275,179
Total increase (decrease) in net assets	77,551,211	47,300,834	23,721,140
NET ASSETS
Beginning of Period	—	—	—
End of Period	$77,551,211	$47,300,834	$23,721,140
CHANGES IN SHARES OUTSTANDING
Shares issued	3,200,000	2,250,000	875,000
Shares redeemed	(450,000)	(550,000)	(25,000)
Net increase (decrease) in Shares outstanding	2,750,000	1,700,000	850,000
Shares outstanding, Beginning of Period	—	—	—
Shares outstanding, End of Period	2,750,000	1,700,000	850,000

*	The Fund commenced operations on December 31, 2024.
**	The Fund commenced operations on January 31, 2025.
***	The Fund commenced operations on February 28, 2025.
The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF		AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(263,907)	$(91,004)	$(141,819)	$(51,825)
Net realized gain (loss)	(1,223,836)	2,077,665	(1,038,058)	2,082,131
Net change in unrealized appreciation (depreciation)	7,421,235	(203,822)	4,340,778	(682,084)
Net increase (decrease) in net assets resulting from operations	5,933,492	1,782,839	3,160,901	1,348,222
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	74,861,874	47,448,424	7,553,630	43,992,001
Cost of Shares redeemed	(56,809,107)	(24,535,697)	(1,478,715)	(30,065,012)
Net increase (decrease) in net assets from capital transactions	18,052,767	22,912,727	6,074,915	13,926,989
Total increase (decrease) in net assets	23,986,259	24,695,566	9,235,816	15,275,211
NET ASSETS
Beginning of Year or Period	24,695,566	—	15,275,211	—
End of Year or Period	$48,681,825	$24,695,566	$24,511,027	$15,275,211
CHANGES IN SHARES OUTSTANDING
Shares issued	2,850,000	1,850,000	275,000	1,625,000
Shares redeemed	(2,175,000)	(925,000)	(50,000)	(1,075,000)
Net increase (decrease) in Shares outstanding	675,000	925,000	225,000	550,000
Shares outstanding, Beginning of Year or Period	925,000	—	550,000	—
Shares outstanding, End of Year or Period	1,600,000	925,000	775,000	550,000

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on April 30, 2024.
The accompanying notes are an integral part of the financial statements.

89

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(131,392)	$(40,640)	$(509,605)	$(86,100)
Net realized gain (loss)	(422,582)	1,332,954	3,666,722	2,464,594
Net change in unrealized appreciation (depreciation)	3,193,006	(525,253)	9,795,302	(1,260,025)
Net increase (decrease) in net assets resulting from operations	2,639,032	767,061	12,952,419	1,118,469
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	28,083,584	41,245,057	195,438,646	92,376,260
Cost of Shares redeemed	(18,759,505)	(28,025,335)	(108,760,515)	(50,033,788)
Net increase (decrease) in net assets from capital transactions	9,324,079	13,219,722	86,678,131	42,342,472
Total increase (decrease) in net assets	11,963,111	13,986,783	99,630,550	43,460,941
NET ASSETS
Beginning of Year or Period	13,986,783	—	43,460,941	—
End of Year or Period	$25,949,894	$13,986,783	$143,091,491	$43,460,941
CHANGES IN SHARES OUTSTANDING
Shares issued	1,025,000	1,575,000	7,150,000	3,575,000
Shares redeemed	(700,000)	(1,050,000)	(4,025,000)	(1,900,000)
Net increase (decrease) in Shares outstanding	325,000	525,000	3,125,000	1,675,000
Shares outstanding, Beginning of Year or Period	525,000	—	1,675,000	—
Shares outstanding, End of Year or Period	850,000	525,000	4,800,000	1,675,000

*	The Fund commenced operations on May 31, 2024.
**	The Fund commenced operations on June 28, 2024.
The accompanying notes are an integral part of the financial statements.

90

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF		AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(201,915)	$(40,882)	$(294,209)	$(20,547)
Net realized gain (loss)	4,310,869	—	2,354,344	68,439
Net change in unrealized appreciation (depreciation)	792,140	1,014,899	5,374,647	162,734
Net increase (decrease) in net assets resulting from operations	4,901,094	974,017	7,434,782	210,626
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	51,361,701	24,694,342	130,737,616	26,198,539
Cost of Shares redeemed	(51,632,890)	—	(31,003,318)	(3,675,210)
Net increase (decrease) in net assets from capital transactions	(271,189)	24,694,342	99,734,298	22,523,329
Total increase (decrease) in net assets	4,629,905	25,668,359	107,169,080	22,733,955
NET ASSETS
Beginning of Year or Period	25,668,359	—	22,733,955	—
End of Year or Period	$30,298,264	$25,668,359	$129,903,035	$22,733,955
CHANGES IN SHARES OUTSTANDING
Shares issued	1,875,000	1,000,000	4,700,000	1,050,000
Shares redeemed	(1,850,000)	—	(1,125,000)	(150,000)
Net increase (decrease) in Shares outstanding	25,000	1,000,000	3,575,000	900,000
Shares outstanding, Beginning of Year or Period	1,000,000	—	900,000	—
Shares outstanding, End of Year or Period	1,025,000	1,000,000	4,475,000	900,000

*	The Fund commenced operations on July 31, 2024.
**	The Fund commenced operations on August 30, 2024.
The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF		AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(299,621)	$(8,483)	$(176,411)	$—
Net realized gain (loss)	6,306,630	12,512	4,296,132	—
Net change in unrealized appreciation (depreciation)	1,321,993	(200,525)	(4,413)	(1,016)
Net increase (decrease) in net assets resulting from operations	7,329,002	(196,496)	4,115,308	(1,016)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	100,992,868	21,912,247	70,535,789	5,000,000
Cost of Shares redeemed	(68,085,343)	(629,210)	(47,805,902)	—
Net increase (decrease) in net assets from capital transactions	32,907,525	21,283,037	22,729,887	5,000,000
Total increase (decrease) in net assets	40,236,527	21,086,541	26,845,195	4,998,984
NET ASSETS
Beginning of Year or Period	21,086,541	—	4,998,984	—
End of Year or Period	$61,323,068	$21,086,541	$31,844,179	$4,998,984
CHANGES IN SHARES OUTSTANDING
Shares issued	3,800,000	875,000	2,625,000	200,000
Shares redeemed	(2,500,000)	(25,000)	(1,725,000)	—
Net increase (decrease) in Shares outstanding	1,300,000	850,000	900,000	200,000
Shares outstanding, Beginning of Year or Period	850,000	—	200,000	—
Shares outstanding, End of Year or Period	2,150,000	850,000	1,100,000	200,000

*	The Fund commenced operations on September 30, 2024.
**	The Fund commenced operations on October 31, 2024.
The accompanying notes are an integral part of the financial statements.

92

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	For the Period Ended October 31, 2025*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(736,625)	$(1,319,639)	$(1,082,538)
Net realized gain (loss)	402,084	32,755,155	20,168,073
Net change in unrealized appreciation (depreciation)	19,716,481	(3,345,929)	10,748,122
Net increase (decrease) in net assets resulting from operations	19,381,940	28,089,587	29,833,657
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	272,191,599	591,181,491	559,722,333
Cost of Shares redeemed	(11,865,253)	(730,179,233)	(450,352,048)
Net increase (decrease) in net assets from capital transactions	260,326,346	(138,997,742)	109,370,285
Total increase (decrease) in net assets	279,708,286	(110,908,155)	139,203,942
NET ASSETS
Beginning of Year or Period	—	255,587,964	116,384,022
End of Year or Period	$279,708,286	$144,679,809	$255,587,964
CHANGES IN SHARES OUTSTANDING
Shares issued	10,675,000	18,825,000	20,400,000
Shares redeemed	(475,000)	(23,225,000)	(16,475,000)
Net increase (decrease) in Shares outstanding	10,200,000	(4,400,000)	3,925,000
Shares outstanding, Beginning of Year or Period	—	8,700,000	4,775,000
Shares outstanding, End of Year or Period	10,200,000	4,300,000	8,700,000

*	The Fund commenced operations on November 29, 2024.
The accompanying notes are an integral part of the financial statements.

93

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF		AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(318,624)	$(123,221)	$(677,946)	$(182,275)
Net realized gain (loss)	4,416,945	2,313,071	7,711,875	3,600,634
Net change in unrealized appreciation (depreciation)	1,526,612	370,627	8,860,689	437,110
Net increase (decrease) in net assets resulting from operations	5,624,933	2,560,477	15,894,618	3,855,469
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	144,292,517	79,474,822	439,858,298	106,463,288
Cost of Shares redeemed	(104,271,480)	(64,153,640)	(175,948,052)	(67,539,240)
Net increase (decrease) in net assets from capital transactions	40,021,037	15,321,182	263,910,246	38,924,048
Total increase (decrease) in net assets	45,645,970	17,881,659	279,804,864	42,779,517
NET ASSETS
Beginning of Year or Period	17,881,659	—	42,779,517	—
End of Year or Period	$63,527,629	$17,881,659	$322,584,381	$42,779,517
CHANGES IN SHARES OUTSTANDING
Shares issued	4,850,000	3,100,000	14,725,000	4,125,000
Shares redeemed	(3,475,000)	(2,450,000)	(5,925,000)	(2,550,000)
Net increase (decrease) in Shares outstanding	1,375,000	650,000	8,800,000	1,575,000
Shares outstanding, Beginning of Year or Period	650,000	—	1,575,000	—
Shares outstanding, End of Year or Period	2,025,000	650,000	10,375,000	1,575,000

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF		AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*
OPERATIONS:
Net investment income (loss)	$(1,512,831)	$(610,374)	$(137,884)	$(27,675)
Net realized gain (loss)	17,707,987	11,434,621	1,698,640	549,448
Net change in unrealized appreciation (depreciation)	1,242,085	716,577	(1,633)	(2,186)
Net increase (decrease) in net assets resulting from operations	17,437,241	11,540,824	1,559,123	519,587
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	433,887,193	497,033,027	51,210,540	23,595,388
Cost of Shares redeemed	(612,920,760)	(257,467,220)	(44,005,320)	(16,026,960)
Net increase (decrease) in net assets from capital transactions	(179,033,567)	239,565,807	7,205,220	7,568,428
Total increase (decrease) in net assets	(161,596,326)	251,106,631	8,764,343	8,088,015
NET ASSETS
Beginning of Year or Period	293,619,406	42,512,775	8,088,015	—
End of Year or Period	$132,023,080	$293,619,406	$16,852,358	$8,088,015
CHANGES IN SHARES OUTSTANDING
Shares issued	13,375,000	16,050,000	1,850,000	900,000
Shares redeemed	(18,800,000)	(8,350,000)	(1,575,000)	(600,000)
Net increase (decrease) in Shares outstanding	(5,425,000)	7,700,000	275,000	300,000
Shares outstanding, Beginning of Year or Period	9,275,000	1,575,000	300,000	—
Shares outstanding, End of Year or Period	3,850,000	9,275,000	575,000	300,000

*	The Fund commenced operations on April 30, 2024.
The accompanying notes are an integral part of the financial statements.

95

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF		AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
OPERATIONS:
Net investment income (loss)	$(609,666)	$(416,202)	$(138,319)	$(65,555)
Net realized gain (loss)	2,441,888	7,757,293	3,878,226	1,105,664
Net change in unrealized appreciation (depreciation)	2,558,913	(316,474)	(62,045)	429,867
Net increase (decrease) in net assets resulting from operations	4,391,135	7,024,617	3,677,862	1,469,976
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	270,641,661	356,482,585	92,074,255	35,320,262
Cost of Shares redeemed	(259,931,135)	(345,738,788)	(97,511,615)	(26,366,902)
Net increase (decrease) in net assets from capital transactions	10,710,526	10,743,797	(5,437,360)	8,953,360
Total increase (decrease) in net assets	15,101,661	17,768,414	(1,759,498)	10,423,336
NET ASSETS
Beginning of Year or Period	17,768,414	—	10,423,336	—
End of Year or Period	$32,870,075	$17,768,414	$8,663,838	$10,423,336
CHANGES IN SHARES OUTSTANDING
Shares issued	10,100,000	13,975,000	3,200,000	1,375,000
Shares redeemed	(9,625,000)	(13,300,000)	(3,300,000)	(1,000,000)
Net increase (decrease) in Shares outstanding	475,000	675,000	(100,000)	375,000
Shares outstanding, Beginning of Year or Period	675,000	—	375,000	—
Shares outstanding, End of Year or Period	1,150,000	675,000	275,000	375,000

*	The Fund commenced operations on May 31, 2024.
**	The Fund commenced operations on January 31, 2024.
The accompanying notes are an integral part of the financial statements.

96

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF		AllianzIM U.S. Equity Buffer15 ETF	AllianzIM U.S. Equity Buffer100 Protection ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS:
Net investment income (loss)	$(108,603)	$(175,387)	$(19,159)	$(38,585)
Net realized gain (loss)	1,410,634	4,756,986	180,570	428,281
Net change in unrealized appreciation (depreciation)	127,557	(26,324)	173,110	165,945
Net increase (decrease) in net assets resulting from operations	1,429,588	4,555,275	334,521	555,641
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	53,909,270	104,223,480	28,655,331	42,218,457
Cost of Shares redeemed	(58,250,670)	(94,581,407)	(7,025,095)	(20,943,642)
Net increase (decrease) in net assets from capital transactions	(4,341,400)	9,642,073	21,630,236	21,274,815
Total increase (decrease) in net assets	(2,911,812)	14,197,348	21,964,757	21,830,456
NET ASSETS
Beginning of Year or Period	14,197,348	—	—	—
End of Year or Period	$11,285,536	$14,197,348	$21,964,757	$21,830,456
CHANGES IN SHARES OUTSTANDING
Shares issued	2,050,000	4,150,000	1,125,000	1,675,000
Shares redeemed	(2,175,000)	(3,625,000)	(275,000)	(825,000)
Net increase (decrease) in Shares outstanding	(125,000)	525,000	850,000	850,000
Shares outstanding, Beginning of Year or Period	525,000	—	—	—
Shares outstanding, End of Year or Period	400,000	525,000	850,000	850,000

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on June 30, 2025.
The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)

	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025*
OPERATIONS:
Net investment income (loss)	$(12,415)	$(12,888)	$(10,792)
Net realized gain (loss)	130,684	414,437	75,417
Net change in unrealized appreciation (depreciation)	2,844,557	6,205,272	2,439,584
Net increase (decrease) in net assets resulting from operations	2,962,826	6,606,821	2,504,209
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	39,621,470	83,599,955	36,696,215
Cost of Shares redeemed	(1,335,507)	(3,333,000)	(1,298,202)
Net increase (decrease) in net assets from capital transactions	38,285,963	80,266,955	35,398,013
Total increase (decrease) in net assets	41,248,789	86,873,776	37,902,222
NET ASSETS
Beginning of Period	—	—	—
End of Period	$41,248,789	$86,873,776	$37,902,222
CHANGES IN SHARES OUTSTANDING
Shares issued	1,575,000	3,200,000	1,450,000
Shares redeemed	(50,000)	(125,000)	(50,000)
Net increase (decrease) in Shares outstanding	1,525,000	3,075,000	1,400,000
Shares outstanding, Beginning of Period	—	—	—
Shares outstanding, End of Period	1,525,000	3,075,000	1,400,000

*	The Fund commenced operations on January 7, 2025.
**	The Fund commenced operations on March 5, 2025.
The accompanying notes are an integral part of the financial statements.

98

AIM ETF PRODUCTS TRUST
Financial Highlights

	AllianzIM U.S. Equity Buffer10 Jan ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$35.19	$27.49	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.27)	(0.23)	(0.19)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	5.32	7.93	2.32	1.53	(3.33)	2.52
Total income (loss) from operations	5.05	7.70	2.13	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$40.24	$35.19	$27.49	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$40.24	$35.19	$27.50	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	14.36%	28.03%	8.37%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	14.33%	27.96%	8.43%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$52,316	$44,868	$21,989	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

99

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Feb ETF			AllianzIM U.S. Equity Buffer10 Mar ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$32.96	$25.79	$25.00	$32.82	$26.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.25)	(0.22)ε	(0.14)	(0.25)	(0.23)	(0.13)
Net realized and unrealized gain (loss)	4.75	7.49	0.93	5.49	6.68	1.50
Total income (loss) from operations	4.50	7.27	0.79	5.24	6.45	1.37
Distributions:
From net realized gains	—	(0.10)	—	—	—	—
NET ASSET VALUE, End of Period	$37.46	$32.96	$25.79	$38.06	$32.82	$26.37
MARKET PRICE, End of Period	$37.47	$33.01	$25.82	$38.06	$32.86	$26.40
NET ASSET VALUE, Total Return(b)	13.68%	28.20%ε	3.17%	15.97%	24.43%	5.49%
MARKET PRICE, Total Return(c)	13.52%	28.25%	3.29%	15.83%	24.48%	5.59%
Net assets, End of Period ($ thousands)	$102,086	$25,541	$29,016	$26,641	$32,817	$7,912
Ratios of Average Net Assets
Total Expenses	0.74%	0.74%ε	0.74%†	0.74%	0.74%	0.74%†
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.72)%ε	(0.71)%†	(0.72)%	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share. Without this voluntary reimbursement the net asset value per share would be $32.95, the net asset value total return would be 28.18% and the ratio of average net assets to net investment income would have been (0.73)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$37.59	$30.29	$27.23	$25.83	$28.06	$26.20
Income (loss) from operations:
Net investment income (loss)(a)	(0.28)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)
Net realized and unrealized gain (loss)	3.67	7.56	3.27	1.42	(2.02)	3.28
Total income (loss) from operations	3.39	7.30	3.06	1.40	(2.23)	3.08
Distributions:
From net realized gains	—	—	—	—	—	(1.22)
NET ASSET VALUE, End of Period	$40.98	$37.59	$30.29	$27.23	$25.83	$28.06
MARKET PRICE, End of Period	$40.94	$37.59	$30.33	$27.19	$25.70	$28.04
NET ASSET VALUE, Total Return(b)	9.03%	24.09%	11.26%	5.41%	(7.94)%	12.13%
MARKET PRICE, Total Return(c)	8.92%	23.93%	11.56%	5.81%	(8.37)%	11.77%
Net assets, End of Period ($ thousands)	$40,984	$47,928	$28,020	$18,377	$17,434	$15,431
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.72)%	(0.73)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

101

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 May ETF			AllianzIM U.S. Equity Buffer10 Jun ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$32.45	$25.37	$25.00	$31.54	$25.25	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.25)	(0.21)	(0.09)	(0.24)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	4.15	7.29	0.46	4.52	6.50	0.33
Total income (loss) from operations	3.90	7.08	0.37	4.28	6.29	0.25
NET ASSET VALUE, End of Period	$36.35	$32.45	$25.37	$35.82	$31.54	$25.25
MARKET PRICE, End of Period	$36.36	$32.49	$25.38	$35.83	$31.58	$25.30
NET ASSET VALUE, Total Return(b)	12.01%	27.91%	1.49%	13.55%	24.90%	1.01%
MARKET PRICE, Total Return(c)	11.91%	28.00%	1.54%	13.44%	24.84%	1.20%
Net assets, End of Period ($ thousands)	$19,084	$17,038	$43,133	$21,489	$15,770	$29,040
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.71)%	(0.71)%†	(0.73)%	(0.71)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

102

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Jul ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$38.49	$30.39	$27.65	$26.22	$27.87	$26.17
Income (loss) from operations:
Net investment income (loss)(a)	(0.30)	(0.25)	(0.22)	(0.02)	(0.21)	(0.21)
Net realized and unrealized gain (loss)	6.10	8.35	2.96	1.45	(1.44)	2.94
Total income (loss) from operations	5.80	8.10	2.74	1.43	(1.65)	2.73
Distributions:
From net realized gains	—	—	—	—	—	(1.03)
NET ASSET VALUE, End of Period	$44.29	$38.49	$30.39	$27.65	$26.22	$27.87
MARKET PRICE, End of Period	$44.26	$38.50	$30.48	$27.70	$26.13	$27.85
NET ASSET VALUE, Total Return(b)	15.05%	26.65%	9.91%	5.47%	(5.92)%	10.64%
MARKET PRICE, Total Return(c)	14.96%	26.31%	10.02%	6.04%	(6.19)%	10.14%
Net assets, End of Period ($ thousands)	$84,142	$61,587	$88,900	$44,935	$38,015	$32,745
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.73)%	(0.71)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Aug ETF			AllianzIM U.S. Equity Buffer10 Sep ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.36	$23.54	$25.00	$29.87	$23.78	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.22)	(0.21)	(0.04)	(0.23)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	5.08	7.03	(1.42)	5.13	6.30	(1.19)
Total income (loss) from operations	4.86	6.82	(1.46)	4.90	6.09	(1.22)
NET ASSET VALUE, End of Period ..	$35.22	$30.36	$23.54	$34.77	$29.87	$23.78
MARKET PRICE, End of Period ..	$35.23	$30.40	$23.58	$34.73	$29.93	$23.87
NET ASSET VALUE, Total Return(b)	16.03%	28.98%	(5.86)%	16.40%	25.64%	(4.89)%
MARKET PRICE, Total Return(c)	15.87%	28.97%	(5.70)%	16.03%	25.38%	(4.51)%
Net assets, End of Period ($ thousands)	$36,984	$123,703	$55,896	$100,837	$93,351	$13,077
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.71)%	(0.73)%	(0.71)%†	(0.72)%	(0.73)%	(0.70)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

104

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$37.32	$31.15	$27.95	$26.63	$28.80	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.28)	(0.26)	(0.21)	(0.02)	(0.21)	(0.20)
Net realized and unrealized gain (loss)	6.07	6.43	3.41	1.34	(1.96)	4.00
Total income (loss) from operations	5.79	6.17	3.20	1.32	(2.17)	3.80
NET ASSET VALUE, End of Period	$43.11	$37.32	$31.15	$27.95	$26.63	$28.80
MARKET PRICE, End of Period	$43.09	$37.35	$31.23	$28.05	$26.71	$28.84
NET ASSET VALUE, Total Return(b)	15.51%	19.80%	11.44%	4.97%	(7.54)%	15.23%
MARKET PRICE, Total Return(c)	15.36%	19.62%	11.32%	5.01%	(7.37)%	15.35%
Net assets, End of Period ($ thousands)	$58,195	$132,487	$36,603	$64,294	$43,941	$39,606
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.73)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

105

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Nov ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$31.91	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.24)	(0.22)	(0.19)	—
Net realized and unrealized gain (loss)	4.90	5.28	2.05	(0.01)
Total income (loss) from operations	4.66	5.06	1.86	(0.01)
NET ASSET VALUE, End of Period	$36.57	$31.91	$26.85	$24.99
MARKET PRICE, End of Period	$36.61	$31.94	$26.91	—
NET ASSET VALUE, Total Return(b)	14.61%	18.86%	7.43%	(0.04)%
MARKET PRICE, Total Return(c)	14.63%	18.68%	7.64%	—
Net assets, End of Period ($ thousands)	$19,199	$27,122	$9,396	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	—
Net Investment Income	(0.73)%	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$32.03	$25.64	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.24)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	4.28	6.74	0.81
Total income (loss) from operations ...	4.04	6.53	0.64
Distributions:
From net realized gains	—	(0.14)	—
NET ASSET VALUE, End of Period	$36.07	$32.03	$25.64
MARKET PRICE, End of Period	$36.05	$32.04	$25.66
NET ASSET VALUE, Total Return(b)	12.62%	25.52%ε	2.57%
MARKET PRICE, Total Return(c)	12.52%	25.46%	2.65%
Net assets, End of Period ($ thousands)	$116,330	$16,816	$19,232
Ratios of Average Net Assets
Total Expenses	0.74%	0.76%ε	0.74%†
Net Expenses	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.71)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $32.02, the net asset value total return would be 25.48% and the ratio of average net assets to net investment income would have been (0.74)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

107

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$33.09	$28.53	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.25)	(0.23)	(0.20)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	3.60	4.79	3.17	0.98	(1.43)	1.36
Total income (loss) from operations	3.35	4.56	2.97	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$36.44	$33.09	$28.53	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$36.42	$33.08	$28.55	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	10.13%	15.98%	11.59%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	10.08%	15.90%	11.79%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$288,755	$199,340	$97,703	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

108

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Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Feb ETF			AllianzIM U.S. Equity Buffer20 Mar ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.44	$25.86	$25.00	$30.45	$26.30	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.21)ε	(0.14)	(0.23)	(0.21)	(0.12)
Net realized and unrealized gain (loss)	3.20	4.83	1.00	3.62	4.36	1.42
Total income (loss) from operations	2.97	4.62	0.86	3.39	4.15	1.30
Distributions:
From net realized gains	—	(0.04)	—	—	—	—
NET ASSET VALUE, End of Period	$33.41	$30.44	$25.86	$33.84	$30.45	$26.30
MARKET PRICE, End of Period	$33.40	$30.46	$25.89	$33.81	$30.47	$26.31
NET ASSET VALUE, Total Return(b)	9.73%	17.91%ε	3.43%	11.12%	15.79%	5.18%
MARKET PRICE, Total Return(c)	9.62%	17.85%	3.56%	10.96%	15.79%	5.26%
Net assets, End of Period ($ thousands)	$102,725	$66,216	$49,778	$68,516	$70,793	$25,639
Ratios of Average Net Assets
Total Expenses	0.74%	0.74%ε	0.74%†	0.74%	0.74%	0.74%†
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.72)%ε	(0.71)%†	(0.72)%	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share and the Fund’s total return, representing less than $0.005 per share. Without this voluntary reimbursement the ratio of average net assets to net investment income would have been (0.72)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

109

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Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$32.18	$27.75	$25.98	$25.16	$26.49	$25.69
Income (loss) from operations:
Net investment income (loss)(a)	(0.24)	(0.22)	(0.20)	(0.02)	(0.19)	(0.20)
Net realized and unrealized gain (loss)	2.46	4.65	1.97	0.84	(1.14)	1.70
Total income (loss) from operations	2.22	4.43	1.77	0.82	(1.33)	1.50
Distributions:
From net realized gains	—	—	—	—	—	(0.70)
NET ASSET VALUE, End of Period	$34.40	$32.18	$27.75	$25.98	$25.16	$26.49
MARKET PRICE, End of Period	$34.38	$32.19	$27.76	$25.95	$25.05	$26.53
NET ASSET VALUE, Total Return(b)	6.92%	15.93%	6.81%	3.29%	(5.02)%	5.90%
MARKET PRICE, Total Return(c)	6.82%	15.98%	6.94%	3.62%	(5.57)%	5.81%
Net assets, End of Period ($ thousands)	$169,569	$176,290	$129,167	$58,566	$57,961	$23,281
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.72)%	(0.72)%	(0.71)%	(0.74)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

110

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Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 May ETF			AllianzIM U.S. Equity Buffer20 Jun ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$30.03	$25.43	$25.00	$29.49	$25.34	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.20)	(0.10)	(0.22)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	3.30	4.80	0.53	3.70	4.35	0.42
Total income (loss) from operations	3.07	4.60	0.43	3.48	4.15	0.34
NET ASSET VALUE, End of Period	$33.10	$30.03	$25.43	$32.97	$29.49	$25.34
MARKET PRICE, End of Period	$33.11	$30.05	$25.50	$32.98	$29.56	$25.34
NET ASSET VALUE, Total Return(b)	10.24%	18.10%	1.71%	11.80%	16.36%	1.37%
MARKET PRICE, Total Return(c)	10.18%	17.84%	2.01%	11.57%	16.65%	1.36%
Net assets, End of Period ($ thousands)	$68,689	$54,050	$78,186	$63,467	$52,344	$67,158
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.72)%	(0.73)%†	(0.72)%	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 28, 2023.
**	The Fund commenced operations on May 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

111

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Jul ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$34.42	$29.08	$26.70	$25.77	$26.47	$25.68
Income (loss) from operations:
Net investment income (loss)(a)	(0.26)	(0.23)	(0.21)	(0.02)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	4.49	5.57	2.59	0.95	(0.50)	1.57
Total income (loss) from operations	4.23	5.34	2.38	0.93	(0.70)	1.37
Distributions:
From net realized gains	—	—	—	—	—	(0.58)
NET ASSET VALUE, End of Period	$38.65	$34.42	$29.08	$26.70	$25.77	$26.47
MARKET PRICE, End of Period	$38.61	$34.38	$29.08	$26.75	$25.76	$26.51
NET ASSET VALUE, Total Return(b)	12.30%	18.37%	8.92%	3.59%	(2.66)%	5.43%
MARKET PRICE, Total Return(c)	12.30%	18.23%	8.73%	3.82%	(2.83)%	5.23%
Net assets, End of Period ($ thousands)	$307,278	$199,632	$212,269	$122,808	$112,104	$43,021
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.73)%	(0.72)%	(0.72)%	(0.74)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Aug ETF			AllianzIM U.S. Equity Buffer20 Sep ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023**
NET ASSET VALUE, Beginning of Period	$28.75	$24.04	$25.00	$28.40	$24.21	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.20)	(0.04)	(0.22)	(0.20)	(0.03)
Net realized and unrealized gain (loss)	3.61	4.91	(0.92)	3.40	4.39	(0.76)
Total income (loss) from operations	3.40	4.71	(0.96)	3.18	4.19	(0.79)
NET ASSET VALUE, End of Period	$32.15	$28.75	$24.04	$31.58	$28.40	$24.21
MARKET PRICE, End of Period	$32.13	$28.72	$24.05	$31.55	$28.36	$24.21
NET ASSET VALUE, Total Return(b)	11.82%	19.59%	(3.82)%	11.18%	17.31%	(3.15)%
MARKET PRICE, Total Return(c)	11.87%	19.42%	(3.80)%	11.25%	17.14%	(3.16)%
Net assets, End of Period ($ thousands)	$151,117	$349,363	$155,684	$292,106	$264,159	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.72)%	(0.71)%†	(0.72)%	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on July 31, 2023.
**	The Fund commenced operations on August 31, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

113

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, Beginning of Period	$34.92	$30.77	$27.46	$26.69	$26.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.26)	(0.24)	(0.21)	(0.02)	(0.20)	(0.19)
Net realized and unrealized gain (loss)	3.96	4.39	3.52	0.79	—	2.08
Total income (loss) from operations	3.70	4.15	3.31	0.77	(0.20)	1.89
NET ASSET VALUE, End of Period	$38.62	$34.92	$30.77	$27.46	$26.69	$26.89
MARKET PRICE, End of Period	$38.63	$34.94	$30.85	$27.52	$26.75	$26.92
NET ASSET VALUE, Total Return(b)	10.58%	13.51%	12.04%	2.90%	(0.75)%	7.57%
MARKET PRICE, Total Return(c)	10.58%	13.24%	12.09%	2.91%	(0.65)%	7.68%
Net assets, End of Period ($ thousands)	$328,250	$310,814	$129,219	$155,835	$87,396	$30,922
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	0.74%
Net Investment Income	(0.73)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

114

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Nov ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$30.40	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.21)	(0.19)	—
Net realized and unrealized gain (loss)	3.35	3.76	2.05	(0.01)
Total income (loss) from operations	3.12	3.55	1.86	(0.01)
NET ASSET VALUE, End of Period	$33.52	$30.40	$26.85	$24.99
MARKET PRICE, End of Period	$33.56	$30.44	$26.89	—
NET ASSET VALUE, Total Return(b)	10.26%	13.19%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	10.25%	13.19%	7.57%	—
Net assets, End of Period ($ thousands)	$57,815	$31,156	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	—
Net Investment Income	(0.73)%	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer20 Dec ETF			AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025***
NET ASSET VALUE, Beginning of Period	$30.45	$25.66	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.21)ε	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	3.17	5.36	0.83	3.36	2.96
Total income (loss) from operations	2.94	5.15	0.66	3.20	2.82
Distributions:
From net realized gains	—	(0.36)	—	—	—
NET ASSET VALUE, End of Period	$33.39	$30.45	$25.66	$28.20	$27.82
MARKET PRICE, End of Period	$33.37	$30.42	$25.70	$28.21	$27.83
NET ASSET VALUE, Total Return(b)	9.66%	20.18%ε	2.64%	12.80%	11.30%
MARKET PRICE, Total Return(c)	9.70%	19.87%	2.80%	12.85%	11.33%
Net assets, End of Period ($ thousands)	$384,874	$70,800	$74,413	$77,551	$47,301
Ratios of Average Net Assets
Total Expenses	0.74%	0.79%ε	0.74%†	0.74%†	0.74%†
Net Expenses	0.74%	0.74%	0.74%†	0.74%†	0.74%†
Gross Investment Income	(0.73)%	(0.72)%ε	(0.71)%†	(0.73)%†	(0.73)%†
Net Investment Income	(0.73)%	(0.72)%ε	(0.71)%†	(0.73)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on November 30, 2022.
**	The Fund commenced operations on December 31, 2024.
***	The Fund commenced operations on January 31, 2025.
†	Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $30.43, the net asset value total return would be 20.10% and the ratio of average net assets to net investment income would have been (0.77)%.

(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

116

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF		AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	For the Period Ended October 31, 2025*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$25.00	$26.70	$25.00	$27.77	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.20)	(0.11)	(0.21)	(0.10)
Net realized and unrealized gain (loss)	3.04	3.93	1.81	4.07	2.87
Total income (loss) from operations	2.91	3.73	1.70	3.86	2.77
NET ASSET VALUE, End of Period	$27.91	$30.43	$26.70	$31.63	$27.77
MARKET PRICE, End of Period	$27.92	$30.43	$26.72	$31.63	$27.80
NET ASSET VALUE, Total Return(b)	11.63%	13.96%	6.79%	13.88%	11.09%
MARKET PRICE, Total Return(c)	11.68%	13.90%	6.89%	13.77%	11.22%
Net assets, End of Period ($ thousands)	$23,721	$48,682	$24,696	$24,511	$15,275
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.73)%†	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on February 28, 2025.
**	The Fund commenced operations on March 28, 2024.
***	The Fund commenced operations on April 30, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

117

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF		AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$26.64	$25.00	$25.95	$25.00	$25.67	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.08)	(0.20)	(0.06)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	4.09	1.72	4.06	1.01	4.09	0.72
Total income (loss) from operations	3.89	1.64	3.86	0.95	3.89	0.67
NET ASSET VALUE, End of Period	$30.53	$26.64	$29.81	$25.95	$29.56	$25.67
MARKET PRICE, End of Period	$30.54	$26.68	$29.83	$25.97	$29.58	$25.69
NET ASSET VALUE, Total Return(b)	14.59%	6.57%	14.89%	3.79%	15.16%	2.67%
MARKET PRICE, Total Return(c)	14.45%	6.73%	14.86%	3.88%	15.15%	2.76%
Net assets, End of Period ($ thousands)	$25,950	$13,987	$143,091	$43,461	$30,298	$25,668
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%	(0.74)%†	(0.73)%	(0.74)%†	(0.73)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 31, 2024.
**	The Fund commenced operations on June 28, 2024.
***	The Fund commenced operations on July 31, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF		AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF		AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$25.26	$25.00	$24.81	$25.00	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.03)	(0.19)	(0.02)	(0.19)	—
Net realized and unrealized gain (loss)	3.97	0.29	3.90	(0.17)	4.15	(0.01)
Total income (loss) from operations	3.77	0.26	3.71	(0.19)	3.96	(0.01)
NET ASSET VALUE, End of Period	$29.03	$25.26	$28.52	$24.81	$28.95	$24.99
MARKET PRICE, End of Period	$29.06	$25.28	$28.55	$24.85	$28.98	$—
NET ASSET VALUE, Total Return(b)	14.94%	1.04%	14.97%	(0.77)%	15.80%	(0.04)%
MARKET PRICE, Total Return(c)	14.94%	1.12%	14.88%	(0.60)%	15.92%	—
Net assets, End of Period ($ thousands)	$129,903	$22,734	$61,323	$21,087	$31,844	$4,999
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.73)%	(0.74)%†	(0.73)%	(0.73)%†	(0.73)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on August 30, 2024.
**	The Fund commenced operations on September 30, 2024.
***	The Fund commenced operations on October 31, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

119

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	For the Year Period October 31, 2025*	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022**
NET ASSET VALUE, Beginning of Period	$25.00	$29.38	$24.37	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.18)	(0.22)	(0.20)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	2.60	4.49	5.21	1.64	1.02	(2.98)
Total income (loss) from operations	2.42	4.27	5.01	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$27.42	$33.65	$29.38	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$27.46	$33.62	$29.39	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	9.69%	14.53%	20.53%	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	9.84%	14.40%	20.16%	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$279,708	$144,680	$255,588	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.71)%	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on November 29, 2024.
**	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

120

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF		AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$27.51	$25.00	$27.16	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.21)	(0.14)	(0.22)	(0.12)
Net realized and unrealized gain (loss)	4.07	2.65	4.15	2.28
Total income (loss) from operations	3.86	2.51	3.93	2.16
NET ASSET VALUE, End of Period	$31.37	$27.51	$31.09	$27.16
MARKET PRICE, End of Period	$31.38	$27.56	$31.11	$27.20
NET ASSET VALUE, Total Return(b)	14.04%	10.04%	14.47%	8.65%
MARKET PRICE, Total Return(c)	13.86%	10.25%	14.37%	8.81%
Net assets, End of Period ($ thousands)	$63,528	$17,882	$322,584	$42,780
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.71)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2024.
**	The Fund commenced operations on February 29, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

121

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$31.66	$26.99	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.23)	(0.22)	(0.19)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	2.86	4.89	2.95	0.98	(1.55)	—**
Total income (loss) from operations	2.63	4.67	2.76	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$34.29	$31.66	$26.99	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$34.30	$31.69	$27.03	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	8.32%	17.28%	11.41%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	8.22%	17.22%	11.51%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$132,023	$293,619	$42,513	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%†	0.74%	—
Net Investment Income	(0.72)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

122

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF		AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF		AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024***
NET ASSET VALUE, Beginning of Period	$26.96	$25.00	$26.32	$25.00	$27.80	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.20)	(0.10)	(0.19)	(0.08)	(0.21)	(0.14)
Net realized and unrealized gain (loss)	2.55	2.06	2.45	1.40	3.91	2.94
Total income (loss) from operations	2.35	1.96	2.26	1.32	3.70	2.80
NET ASSET VALUE, End of Period	$29.31	$26.96	$28.58	$26.32	$31.50	$27.80
MARKET PRICE, End of Period	$29.31	$27.00	$28.57	$26.34	$31.51	$27.83
NET ASSET VALUE, Total Return(b)	8.71%	7.84%	8.58%	5.29%	13.35%	11.18%
MARKET PRICE, Total Return(c)	8.58%	7.98%	8.46%	5.38%	13.20%	11.32%
Net assets, End of Period ($ thousands)	$16,852	$8,088	$32,870	$17,768	$8,664	$10,423
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.74%	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%	(0.72)%†	(0.72)%	(0.72)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on April 30, 2024.
**	The Fund commenced operations on May 31, 2024.
***	The Fund commenced operations on January 31, 2024.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

123

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF		AllianzIM U.S. Equity Buffer15 ETF	AllianzIM U.S. Equity Buffer100 Protection ETF
	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$27.04	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.19)	(0.11)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	1.36	2.15	0.89	0.73
Total income (loss) from operations	1.17	2.04	0.84	0.68
NET ASSET VALUE, End of Period	$28.21	$27.04	$25.84	$25.68
MARKET PRICE, End of Period	$28.21	$27.06	$25.86	$25.71
NET ASSET VALUE, Total Return (b)	4.33%	8.17%	3.36%	2.73%
MARKET PRICE, Total Return(c)	4.25%	8.25%	3.44%	2.82%
Net assets, End of Period ($ thousands)	$11,286	$14,197	$21,965	$21,830
Ratios of Average Net Assets
Net Expenses	0.74%	0.74%†	0.64%†	0.64%†
Net Investment Income	(0.72)%	(0.71)%†	(0.61)%†	(0.61)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on March 28, 2024.
**	The Fund commenced operations on June 30, 2025.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

124

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)

	AllianzIM Buffer20 Allocation ETF	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025*
NET ASSET VALUE, Beginning of Period	$24.96	$25.01	$24.96
Income (loss) from operations:
Net investment income (loss)(a)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	2.10	3.25	2.12
Total income (loss) from operations	2.09	3.24	2.11
NET ASSET VALUE, End of Period	$27.05	$28.25	$27.07
MARKET PRICE, End of Period	$27.08	$28.29	$27.09
NET ASSET VALUE, Total Return(b)	8.35%	12.96%	8.48%
MARKET PRICE, Total Return(c)	8.48%	13.13%	8.54%
Net assets, End of Period ($ thousands)	$41,249	$86,874	$37,902
Ratios of Average Net Assets
Total Expenses	0.10%†	0.10%†	0.10%†
Net Expenses	0.05%†	0.05%†	0.05%†
Gross Investment Income	(0.10)%†	(0.10)%†	(0.10)%†
Net Investment Income	(0.05)%†	(0.05)%†	(0.05)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on January 7, 2025.
**	The Fund commenced operations on March 5, 2025.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements
October 31, 2025
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The following are forty-nine separate series of the Trust (each, a “Fund” and collectively, the “Funds”):

Fund Name	Commencement of Operations	Diversification Status
AllianzIM U.S. Equity Buffer10 Jan ETF	December 31, 2020	Diversified
AllianzIM U.S. Equity Buffer10 Feb ETF	January 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Mar ETF	February 28, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Apr ETF	May 28, 2020	Diversified
AllianzIM U.S. Equity Buffer10 May ETF	April 28, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Jun ETF	May 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Jul ETF	June 30, 2020	Diversified
AllianzIM U.S. Equity Buffer10 Aug ETF	July 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Sep ETF	August 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer10 Oct ETF	September 30, 2020	Diversified
AllianzIM U.S. Equity Buffer10 Nov ETF	October 31, 2022	Non-Diversified
AllianzIM U.S. Equity Buffer10 Dec ETF	November 30, 2022	Non-Diversified
AllianzIM U.S. Equity Buffer20 Jan ETF	December 31, 2020	Diversified
AllianzIM U.S. Equity Buffer20 Feb ETF	January 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Mar ETF	February 28, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Apr ETF	May 28, 2020	Diversified
AllianzIM U.S. Equity Buffer20 May ETF	April 28, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Jun ETF	May 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Jul ETF	June 30, 2020	Diversified
AllianzIM U.S. Equity Buffer20 Aug ETF	July 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Sep ETF	August 31, 2023	Non-Diversified
AllianzIM U.S. Equity Buffer20 Oct ETF	September 30, 2020	Diversified
AllianzIM U.S. Equity Buffer20 Nov ETF	October 31, 2022	Non-Diversified
AllianzIM U.S. Equity Buffer20 Dec ETF	November 30, 2022	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	December 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	January 31, 2025	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	February 28, 2025	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	March 28, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	April 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	May 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	June 28, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	July 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	August 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	September 30, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	October 31, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	November 29, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	December 31, 2021	Diversified
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	January 31, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	February 29, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	September 30, 2021	Diversified
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	April 30, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	May 31, 2024	Non-Diversified

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Notes to Financial Statements
October 31, 2025 (continued)

Fund Name	Commencement of Operations	Diversification Status
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	January 31, 2024	Non-Diversified
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	March 28, 2024	Non-Diversified
AllianzIM U.S. Equity Buffer15 ETF	June 30, 2025	Non-Diversified
AllianzIM U.S. Equity Buffer100 Protection ETF	June 30, 2025	Non-Diversified
AllianzIM Buffer20 Allocation ETF	January 7, 2025	Non-Diversified
AllianzIM Buffer15 Uncapped Allocation ETF	March 5, 2025	Non-Diversified
AllianzIM 6 Month Buffer10 Allocation ETF	January 7, 2025	Non-Diversified

The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Equity Buffer10 Jan ETF, AllianzIM U.S. Equity Buffer10 Feb ETF, AllianzIM U.S. Equity Buffer10 Mar ETF, AllianzIM U.S. Equity Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer10 May ETF, AllianzIM U.S. Equity Buffer10 Jun ETF, AllianzIM U.S. Equity Buffer10 Jul ETF, AllianzIM U.S. Equity Buffer10 Aug ETF, AllianzIM U.S. Equity Buffer10 Sep ETF, AllianzIM U.S. Equity Buffer10 Oct ETF, AllianzIM U.S. Equity Buffer10 Nov ETF and AllianzIM U.S. Equity Buffer10 Dec ETF (collectively, the “Buffer10 ETFs”) and AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF and AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (collectively, the “6 Month Buffer10 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer20 Jan ETF, AllianzIM U.S. Equity Buffer20 Feb ETF, AllianzIM U.S. Equity Buffer20 Mar ETF, AllianzIM U.S. Equity Buffer20 Apr ETF, AllianzIM U.S. Equity Buffer20 May ETF, AllianzIM U.S. Equity Buffer20 Jun ETF, AllianzIM U.S. Equity Buffer20 Jul ETF, AllianzIM U.S. Equity Buffer20 Aug ETF, AllianzIM U.S. Equity Buffer20 Sep ETF, AllianzIM U.S. Equity Buffer20 Oct ETF, AllianzIM U.S. Equity Buffer20 Nov ETF and AllianzIM U.S. Equity Buffer20 Dec ETF (collectively, the “Buffer20 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (collectively, the “Uncapped ETFs”) seek to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of the Underlying ETF that are in excess of a specified Spread in positive markets environments, while providing downside protection with a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (together, the
“6 Month Floor5 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 ETF seeks to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 15% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer100 Protection ETF seeks to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of the Underlying ETF, subject to a Participation Rate (as defined in such Fund’s prospectus), while providing a downside protection buffer against 100% of Underlying ETF losses, after taking into account the Fund’s annualized management fee.
AllianzIM Buffer20 Allocation ETF, AllianzIM Buffer15 Uncapped Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF (together, the “Allocation ETFs”) seek to provide capital appreciation with downside risk mitigation. Each Allocation ETF is a “fund of funds”, which means that it seeks to achieve its investment objective by investing primarily in a portfolio of underlying AllianzIM ETFs (the “Underlying Buffer ETFs”).
The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in the FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.
Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a.	Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
b.	Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will

128

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Notes to Financial Statements
October 31, 2025 (continued)
be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.
The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2025:
AllianzIM U.S. Equity Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$54,209,963	$—	$54,209,963
Option Purchased - Puts	—	179,263	—	179,263
Short-Term Investments
Time Deposits	743,878	—	—	743,878
Total Assets	$743,878	$54,389,226	$—	$55,133,104
Liabilities
Call Options Written	$—	$(1,922,113)	$—	$(1,922,113)
Put Options Written	—	(76,142)	—	(76,142)
Total Liabilities	$—	$(1,998,255)	$—	$(1,998,255)

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$104,811,000	$—	$—	$104,811,000
Option Purchased - Puts	792,050	—	—	792,050
Short-Term Investments
Time Deposits	290,798	—	—	290,798
Total Assets	$105,893,848	$—	$—	$105,893,848
Liabilities
Call Options Written	$(3,123,250)	$—	$—	$(3,123,250)
Put Options Written	(358,050)	—	—	(358,050)
Total Liabilities	$(3,481,300)	$—	$—	$(3,481,300)

AllianzIM U.S. Equity Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,739,177	$—	$27,739,177
Option Purchased - Puts	—	259,854	—	259,854
Short-Term Investments
Time Deposits	109,457	—	—	109,457
Total Assets	$109,457	$27,999,031	$—	$28,108,488
Liabilities
Call Options Written	$—	$(1,211,193)	$—	$(1,211,193)
Put Options Written	—	(124,866)	—	(124,866)
Total Liabilities	$—	$(1,336,059)	$—	$(1,336,059)

AllianzIM U.S. Equity Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$44,846,898	$—	$44,846,898
Option Purchased - Puts	—	375,273	—	375,273
Short-Term Investments
Time Deposits	169,012	—	—	169,012
Total Assets	$169,012	$45,222,171	$—	$45,391,183
Liabilities
Call Options Written	$—	$(4,016,696)	$—	$(4,016,696)
Put Options Written	—	(205,707)	—	(205,707)
Total Liabilities	$—	$(4,222,403)	$—	$(4,222,403)

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,877,446	$—	$20,877,446
Option Purchased - Puts	—	204,787	—	204,787
Short-Term Investments
Time Deposits	66,363	—	—	66,363
Total Assets	$66,363	$21,082,233	$—	$21,148,596
Liabilities
Call Options Written	$—	$(1,880,559)	$—	$(1,880,559)
Put Options Written	—	(116,644)	—	(116,644)
Total Liabilities	$—	$(1,997,203)	$—	$(1,997,203)

AllianzIM U.S. Equity Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,772,411	$—	$22,772,411
Option Purchased - Puts	—	375,505	—	375,505
Short-Term Investments
Time Deposits	84,109	—	—	84,109
Total Assets	$84,109	$23,147,916	$—	$23,232,025
Liabilities
Call Options Written	$—	$(1,465,509)	$—	$(1,465,509)
Put Options Written	—	(206,237)	—	(206,237)
Total Liabilities	$—	$(1,671,746)	$—	$(1,671,746)

AllianzIM U.S. Equity Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$86,929,914	$—	$86,929,914
Option Purchased - Puts	—	2,202,791	—	2,202,791
Short-Term Investments
Time Deposits	143,020	—	—	143,020
Total Assets	$143,020	$89,132,705	$—	$89,275,725
Liabilities
Call Options Written	$—	$(3,713,872)	$—	$(3,713,872)
Put Options Written	—	(1,213,709)	—	(1,213,709)
Total Liabilities	$—	$(4,927,581)	$—	$(4,927,581)

131

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$37,880,671	$—	$37,880,671
Option Purchased - Puts	—	1,192,019	—	1,192,019
Short-Term Investments
Time Deposits	49,943	—	—	49,943
Total Assets	$49,943	$39,072,690	$—	$39,122,633
Liabilities
Call Options Written	$—	$(1,402,111)	$—	$(1,402,111)
Put Options Written	—	(670,219)	—	(670,219)
Total Liabilities	$—	$(2,072,330)	$—	$(2,072,330)

AllianzIM U.S. Equity Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$102,827,380	$—	$102,827,380
Option Purchased - Puts	—	3,900,538	—	3,900,538
Short-Term Investments
Time Deposits	30,203	—	—	30,203
Total Assets	$30,203	$106,727,918	$—	$106,758,121
Liabilities
Call Options Written	$—	$(3,566,273)	$—	$(3,566,273)
Put Options Written	—	(2,235,437)	—	(2,235,437)
Total Liabilities	$—	$(5,801,710)	$—	$(5,801,710)

AllianzIM U.S. Equity Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$58,440,919	$—	$58,440,919
Option Purchased - Puts	—	2,839,510	—	2,839,510
Short-Term Investments
Time Deposits	40,002	—	—	40,002
Total Assets	$40,002	$61,280,429	$—	$61,320,431
Liabilities
Call Options Written	$—	$(1,441,845)	$—	$(1,441,845)
Put Options Written	—	(1,649,145)	—	(1,649,145)
Total Liabilities	$—	$(3,090,990)	$—	$(3,090,990)

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October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$19,100,988	$—	$—	$19,100,988
Option Purchased - Puts	1,113,848	—	—	1,113,848
Short-Term Investments
Time Deposits	232,358	—	—	232,358
Total Assets	$20,447,194	$—	$—	$20,447,194
Liabilities
Call Options Written	$(323,476)	$—	$—	$(323,476)
Put Options Written	(664,276)	—	—	(664,276)
Total Liabilities	$(987,752)	$—	$—	$(987,752)

AllianzIM U.S. Equity Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$117,523,410	$—	$117,523,410
Option Purchased - Puts	—	137,142	—	137,142
Short-Term Investments
Time Deposits	644,247	—	—	644,247
Total Assets	$644,247	$117,660,552	$—	$118,304,799
Liabilities
Call Options Written	$—	$(1,203,604)	$—	$(1,203,604)
Put Options Written	—	(47,408)	—	(47,408)
Total Liabilities	$—	$(1,251,012)	$—	$(1,251,012)

AllianzIM U.S. Equity Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$307,996,329	$—	$307,996,329
Option Purchased - Puts	—	1,020,722	—	1,020,722
Short-Term Investments
Time Deposits	2,297,016	—	—	2,297,016
Total Assets	$2,297,016	$309,017,051	$—	$311,314,067
Liabilities
Call Options Written	$—	$(19,682,138)	$—	$(19,682,138)
Put Options Written	—	(222,564)	—	(222,564)
Total Liabilities	$—	$(19,904,702)	$—	$(19,904,702)

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October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$108,082,008	$—	$108,082,008
Option Purchased - Puts	—	821,260	—	821,260
Short-Term Investments
Time Deposits	454,781	—	—	454,781
Total Assets	$454,781	$108,903,268	$—	$109,358,049
Liabilities
Call Options Written	$—	$(5,880,960)	$—	$(5,880,960)
Put Options Written	—	(192,239)	—	(192,239)
Total Liabilities	$—	$(6,073,199)	$—	$(6,073,199)

AllianzIM U.S. Equity Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$73,197,971	$—	$73,197,971
Option Purchased - Puts	—	686,843	—	686,843
Short-Term Investments
Time Deposits	354,864	—	—	354,864
Total Assets	$354,864	$73,884,814	$—	$74,239,678
Liabilities
Call Options Written	$—	$(5,157,115)	$—	$(5,157,115)
Put Options Written	—	(182,371)	—	(182,371)
Total Liabilities	$—	$(5,339,486)	$—	$(5,339,486)

AllianzIM U.S. Equity Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$191,865,827	$—	$191,865,827
Option Purchased - Puts	—	1,607,864	—	1,607,864
Short-Term Investments
Time Deposits	514,131	—	—	514,131
Total Assets	$514,131	$193,473,691	$—	$193,987,822
Liabilities
Call Options Written	$—	$(23,133,098)	$—	$(23,133,098)
Put Options Written	—	(535,216)	—	(535,216)
Total Liabilities	$—	$(23,668,314)	$—	$(23,668,314)

134

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$78,097,822	$—	$78,097,822
Option Purchased - Puts	—	767,122	—	767,122
Short-Term Investments
Time Deposits	225,851	—	—	225,851
Total Assets	$225,851	$78,864,944	$—	$79,090,795
Liabilities
Call Options Written	$—	$(9,853,814)	$—	$(9,853,814)
Put Options Written	—	(267,348)	—	(267,348)
Total Liabilities	$—	$(10,121,162)	$—	$(10,121,162)

AllianzIM U.S. Equity Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$69,189,704	$—	$69,189,704
Option Purchased - Puts	—	1,142,405	—	1,142,405
Short-Term Investments
Time Deposits	147,927	—	—	147,927
Total Assets	$147,927	$70,332,109	$—	$70,480,036
Liabilities
Call Options Written	$—	$(6,453,719)	$—	$(6,453,719)
Put Options Written	—	(360,540)	—	(360,540)
Total Liabilities	$—	$(6,814,259)	$—	$(6,814,259)

AllianzIM U.S. Equity Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$323,836,402	$—	$323,836,402
Option Purchased - Puts	—	8,216,049	—	8,216,049
Short-Term Investments
Time Deposits	508,611	—	—	508,611
Total Assets	$508,611	$332,052,451	$—	$332,561,062
Liabilities
Call Options Written	$—	$(21,997,158)	$—	$(21,997,158)
Put Options Written	—	(2,520,747)	—	(2,520,747)
Total Liabilities	$—	$(24,517,905)	$—	$(24,517,905)

135

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$157,036,198	$—	$157,036,198
Option Purchased - Puts	—	4,947,312	—	4,947,312
Short-Term Investments
Time Deposits	183,814	—	—	183,814
Total Assets	$183,814	$161,983,510	$—	$162,167,324
Liabilities
Call Options Written	$—	$(9,206,576)	$—	$(9,206,576)
Put Options Written	—	(1,553,364)	—	(1,553,364)
Total Liabilities	$—	$(10,759,940)	$—	$(10,759,940)

AllianzIM U.S. Equity Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$300,967,433	$—	$300,967,433
Option Purchased - Puts	—	11,429,447	—	11,429,447
Short-Term Investments
Time Deposits	224,742	—	—	224,742
Total Assets	$224,742	$312,396,880	$—	$312,621,622
Liabilities
Call Options Written	$—	$(16,479,927)	$—	$(16,479,927)
Put Options Written	—	(3,682,800)	—	(3,682,800)
Total Liabilities	$—	$(20,162,727)	$—	$(20,162,727)

AllianzIM U.S. Equity Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$331,109,604	$—	$331,109,604
Option Purchased - Puts	—	16,107,684	—	16,107,684
Short-Term Investments
Time Deposits	203,346	—	—	203,346
Total Assets	$203,346	$347,217,288	$—	$347,420,634
Liabilities
Call Options Written	$—	$(13,711,174)	$—	$(13,711,174)
Put Options Written	—	(5,269,074)	—	(5,269,074)
Total Liabilities	$—	$(18,980,248)	$—	$(18,980,248)

136

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$57,432,354	$—	$—	$57,432,354
Option Purchased - Puts	3,352,804	—	—	3,352,804
Short-Term Investments
Time Deposits	459,222	—	—	459,222
Total Assets	$61,244,380	$—	$—	$61,244,380
Liabilities
Call Options Written	$(1,808,772)	$—	$—	$(1,808,772)
Put Options Written	(1,166,564)	—	—	(1,166,564)
Total Liabilities	$(2,975,336)	$—	$—	$(2,975,336)

AllianzIM U.S. Equity Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$397,741,661	$—	$397,741,661
Option Purchased - Puts	—	465,470	—	465,470
Short-Term Investments
Time Deposits	2,309,383	—	—	2,309,383
Total Assets	$2,309,383	$398,207,131	$—	$400,516,514
Liabilities
Call Options Written	$—	$(12,988,332)	$—	$(12,988,332)
Put Options Written	—	(62,504)	—	(62,504)
Total Liabilities	$—	$(13,050,836)	$—	$(13,050,836)

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$77,335,995	$—	$77,335,995
Option Purchased - Puts	—	367,429	—	367,429
Short-Term Investments
Time Deposits	342,012	—	—	342,012
Total Assets	$342,012	$77,703,424	$—	$78,045,436
Liabilities
Put Options Written	$—	$(79,603)	$—	$(79,603)
Total Liabilities	$—	$(79,603)	$—	$(79,603)

137

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$46,980,020	$—	$46,980,020
Option Purchased - Puts	—	442,047	—	442,047
Short-Term Investments
Time Deposits	240,434	—	—	240,434
Total Assets	$240,434	$47,422,067	$—	$47,662,501
Liabilities
Put Options Written	$—	$(113,797)	$—	$(113,797)
Total Liabilities	$—	$(113,797)	$—	$(113,797)

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,527,431	$—	$23,527,431
Option Purchased - Puts	—	302,210	—	302,210
Short-Term Investments
Time Deposits	62,663	—	—	62,663
Total Assets	$62,663	$23,829,641	$—	$23,892,304
Liabilities
Put Options Written	$—	$(79,835)	$—	$(79,835)
Total Liabilities	$—	$(79,835)	$—	$(79,835)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$48,353,451	$—	$48,353,451
Option Purchased - Puts	—	548,948	—	548,948
Short-Term Investments
Time Deposits	$140,173	$—	$—	$140,173
Total Assets	$140,173	$48,902,399	$—	$49,042,572
Liabilities
Put Options Written	$—	$(176,841)	$—	$(176,841)
Total Liabilities	$—	$(176,841)	$—	$(176,841)

138

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$24,338,693	$—	$24,338,693
Option Purchased - Puts	—	334,181	—	334,181
Short-Term Investments
Time Deposits	32,701	—	—	32,701
Total Assets	$32,701	$24,672,874	$—	$24,705,575
Liabilities
Put Options Written	$—	$(110,058)	$—	$(110,058)
Total Liabilities	$—	$(110,058)	$—	$(110,058)

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,596,157	$—	$25,596,157
Option Purchased - Puts	—	553,927	—	553,927
Short-Term Investments
Time Deposits	45,800	—	—	45,800
Total Assets	$45,800	$26,150,084	$—	$26,195,884
Liabilities
Put Options Written	$—	$(180,210)	$—	$(180,210)
Total Liabilities	$—	$(180,210)	$—	$(180,210)

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$140,114,542	$—	$140,114,542
Option Purchased - Puts	—	4,540,042	—	4,540,042
Short-Term Investments
Time Deposits	177,396	—	—	177,396
Total Assets	$177,396	$144,654,584	$—	$144,831,980
Liabilities
Put Options Written	$—	$(1,500,711)	$—	$(1,500,711)
Total Liabilities	$—	$(1,500,711)	$—	$(1,500,711)

139

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,549,721	$—	$29,549,721
Option Purchased - Puts	—	1,157,274	—	1,157,274
Short-Term Investments
Time Deposits	58,891	—	—	58,891
Total Assets	$58,891	$30,706,995	$—	$30,765,886
Liabilities
Put Options Written	$—	$(402,366)	$—	$(402,366)
Total Liabilities	$—	$(402,366)	$—	$(402,366)

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$126,102,876	$—	$126,102,876
Option Purchased - Puts	—	5,961,882	—	5,961,882
Short-Term Investments
Time Deposits	106,994	—	—	106,994
Total Assets	$106,994	$132,064,758	$—	$132,171,752
Liabilities
Put Options Written	$—	$(2,124,022)	$—	$(2,124,022)
Total Liabilities	$—	$(2,124,022)	$—	$(2,124,022)

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$58,984,126	$—	$58,984,126
Option Purchased - Puts	—	3,658,491	—	3,658,491
Short-Term Investments
Time Deposits	15,354	—	—	15,354
Total Assets	$15,354	$62,642,617	$—	$62,657,971
Liabilities
Put Options Written	$—	$(1,299,526)	$—	$(1,299,526)
Total Liabilities	$—	$(1,299,526)	$—	$(1,299,526)

140

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$30,358,710	$—	$—	$30,358,710
Option Purchased - Puts	2,302,530	—	—	2,302,530
Short-Term Investments
Time Deposits	159,139	—	—	159,139
Total Assets	$32,820,379	$—	$—	$32,820,379
Liabilities
Put Options Written	$(845,530)	$—	$—	$(845,530)
Total Liabilities	$(845,530)	$—	$—	$(845,530)

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$279,404,467	$—	$279,404,467
Option Purchased - Puts	—	541,109	—	541,109
Short-Term Investments
Time Deposits	576,430	—	—	576,430
Total Assets	$576,430	$279,945,576	$—	$280,522,006
Liabilities
Put Options Written	$—	$(71,995)	$—	$(71,995)
Total Liabilities	$—	$(71,995)	$—	$(71,995)

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$150,615,001	$—	$150,615,001
Option Purchased - Puts	—	898,153	—	898,153
Short-Term Investments
Time Deposits	1,088,728	—	—	1,088,728
Total Assets	$1,088,728	$151,513,154	$—	$152,601,882
Liabilities
Call Options Written	$—	$(6,949,174)	$—	$(6,949,174)
Put Options Written	—	(308,806)	—	(308,806)
Total Liabilities	$—	$(7,257,980)	$—	$(7,257,980)

141

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$65,434,864	$—	$—	$65,434,864
Option Purchased - Puts	786,984	—	—	786,984
Short-Term Investments
Time Deposits	272,862	—	—	272,862
Total Assets	$66,494,710	$—	$—	$66,494,710
Liabilities
Call Options Written	$(2,593,272)	$—	$—	$(2,593,272)
Put Options Written	(315,568)	—	—	(315,568)
Total Liabilities	$(2,908,840)	$—	$—	$(2,908,840)

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$329,918,274	$—	$329,918,274
Option Purchased - Puts	—	6,117,241	—	6,117,241
Short-Term Investments
Time Deposits	1,515,425	—	—	1,515,425
Total Assets	$1,515,425	$336,035,515	$—	$337,550,940
Liabilities
Call Options Written	$—	$(11,936,961)	$—	$(11,936,961)
Put Options Written	—	(2,593,530)	—	(2,593,530)
Total Liabilities	$—	$(14,530,491)	$—	$(14,530,491)

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$132,699,504	$—	$132,699,504
Option Purchased - Puts	—	3,990,138	—	3,990,138
Short-Term Investments
Time Deposits	500,520	—	—	500,520
Total Assets	$500,520	$136,689,642	$—	$137,190,162
Liabilities
Call Options Written	$—	$(3,310,481)	$—	$(3,310,481)
Put Options Written	—	(1,779,544)	—	(1,779,544)
Total Liabilities	$—	$(5,090,025)	$—	$(5,090,025)

142

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$16,711,728	$—	$—	$16,711,728
Option Purchased - Puts	678,528	—	—	678,528
Short-Term Investments
Time Deposits	147,460	—	—	147,460
Total Assets	$17,537,716	$—	$—	$17,537,716
Liabilities
Call Options Written	$(285,448)	$—	$—	$(285,448)
Put Options Written	(315,207)	—	—	(315,207)
Total Liabilities	$(600,655)	$—	$—	$(600,655)

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,384,213	$—	$35,384,213
Option Purchased - Puts	—	31,357	—	31,357
Short-Term Investments
Time Deposits	313,426	—	—	313,426
Total Assets	$313,426	$35,415,570	$—	$35,728,996
Liabilities
Call Options Written	$—	$(2,615,210)	$—	$(2,615,210)
Put Options Written	—	(11,839)	—	(11,839)
Total Liabilities	$—	$(2,627,049)	$—	$(2,627,049)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$9,120,299	$—	$9,120,299
Option Purchased - Puts	—	30,675	—	30,675
Short-Term Investments
Time Deposits	46,196	—	—	46,196
Total Assets	$46,196	$9,150,974	$—	$9,197,170
Liabilities
Call Options Written	$—	$(503,932)	$—	$(503,932)
Total Liabilities	$—	$(503,932)	$—	$(503,932)

143

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$11,399,071	$—	$11,399,071
Option Purchased - Puts	—	227,242	—	227,242
Short-Term Investments
Time Deposits	16,640	—	—	16,640
Total Assets	$16,640	$11,626,313	$—	$11,642,953
Liabilities
Call Options Written	$—	$(350,369)	$—	$(350,369)
Total Liabilities	$—	$(350,369)	$—	$(350,369)

AllianzIM U.S. Equity Buffer15 ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$22,077,078	$—	$—	$22,077,078
Option Purchased - Puts	357,411	—	—	357,411
Short-Term Investments
Time Deposits	122,429	—	—	122,429
Total Assets	$22,556,918	$—	$—	$22,556,918
Liabilities
Call Options Written	$(575,193)	$—	$—	$(575,193)
Put Options Written	(53,955)	—	—	(53,955)
Total Liabilities	$(629,148)	$—	$—	$(629,148)

AllianzIM U.S. Equity Buffer100 Protection ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,016,397	$—	$22,016,397
Option Purchased - Puts	—	354,887	—	354,887
Short-Term Investments
Time Deposits	156,896	—	—	156,896
Total Assets	$156,896	$22,371,284	$—	$22,528,180
Liabilities
Call Options Written	$—	$(685,496)	$—	$(685,496)
Total Liabilities	$—	$(685,496)	$—	$(685,496)

AllianzIM Buffer20 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$41,239,066	$—	$—	$41,239,066
Short-Term Investments
Time Deposits	11,210	—	—	11,210
Total Assets	$41,250,276	$—	$—	$41,250,276

144

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Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM Buffer15 Uncapped Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$86,856,762	$—	$—	$86,856,762
Short-Term Investments
Time Deposits	20,224	—	—	20,224
Total Assets	$86,876,986	$—	$—	$86,876,986

AllianzIM 6 Month Buffer10 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$37,895,551	$—	$—	$37,895,551
Short-Term Investments
Time Deposits	8,220	—	—	8,220
Total Assets	$37,903,771	$—	$—	$37,903,771

c.	Derivatives
FLEX Options - Each Fund, with the exception of the Allocation ETFs, intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on ETF - The FLEX Options in which each Fund, other than the Allocation ETFs, invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.
d.	Summary of Derivatives Information
The following tables present the value of derivatives held as of October 31, 2025, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

	Statements of Assets and Liabilities Location
Equity Contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Equity Buffer10 Jan ETF	$54,389,226	$(1,998,255)
AllianzIM U.S. Equity Buffer10 Feb ETF	105,603,050	(3,481,300)
AllianzIM U.S. Equity Buffer10 Mar ETF	27,999,031	(1,336,059)
AllianzIM U.S. Equity Buffer10 Apr ETF	45,222,171	(4,222,403)
AllianzIM U.S. Equity Buffer10 May ETF	21,082,233	(1,997,203)
AllianzIM U.S. Equity Buffer10 Jun ETF	23,147,916	(1,671,746)

145

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Notes to Financial Statements
October 31, 2025 (continued)

	Statements of Assets and Liabilities Location
Equity Contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Equity Buffer10 Jul ETF	$89,132,705	$(4,927,581)
AllianzIM U.S. Equity Buffer10 Aug ETF	39,072,690	(2,072,330)
AllianzIM U.S. Equity Buffer10 Sep ETF	106,727,918	(5,801,710)
AllianzIM U.S. Equity Buffer10 Oct ETF	61,280,429	(3,090,990)
AllianzIM U.S. Equity Buffer10 Nov ETF	20,214,836	(987,752)
AllianzIM U.S. Equity Buffer10 Dec ETF	117,660,552	(1,251,012)
AllianzIM U.S. Equity Buffer20 Jan ETF	309,017,051	(19,904,702)
AllianzIM U.S. Equity Buffer20 Feb ETF	108,903,268	(6,073,199)
AllianzIM U.S. Equity Buffer20 Mar ETF	73,884,814	(5,339,486)
AllianzIM U.S. Equity Buffer20 Apr ETF	193,473,691	(23,668,314)
AllianzIM U.S. Equity Buffer20 May ETF	78,864,944	(10,121,162)
AllianzIM U.S. Equity Buffer20 Jun ETF	70,332,109	(6,814,259)
AllianzIM U.S. Equity Buffer20 Jul ETF	332,052,451	(24,517,905)
AllianzIM U.S. Equity Buffer20 Aug ETF	161,983,510	(10,759,940)
AllianzIM U.S. Equity Buffer20 Sep ETF	312,396,880	(20,162,727)
AllianzIM U.S. Equity Buffer20 Oct ETF	347,217,288	(18,980,248)
AllianzIM U.S. Equity Buffer20 Nov ETF	60,785,158	(2,975,336)
AllianzIM U.S. Equity Buffer20 Dec ETF	398,207,131	(13,050,836)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	77,703,424	(79,603)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	47,422,067	(113,797)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	23,829,641	(79,835)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	48,902,399	(176,841)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	24,672,874	(110,058)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	26,150,084	(180,210)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	144,654,584	(1,500,711)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	30,706,995	(402,366)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	132,064,758	(2,124,022)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	62,642,617	(1,299,526)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	32,661,240	(845,530)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	279,945,576	(71,995)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	151,513,154	(7,257,980)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	66,221,848	(2,908,840)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	336,035,515	(14,530,491)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	136,689,642	(5,090,025)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	17,390,256	(600,655)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	35,415,570	(2,627,049)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	9,150,974	(503,932)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	11,626,313	(350,369)
AllianzIM U.S. Equity Buffer15 ETF	22,434,489	(629,148)
AllianzIM U.S. Equity Buffer100 Protection ETF	22,371,284	(685,496)

146

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Notes to Financial Statements
October 31, 2025 (continued)
The following tables present the effect of derivatives in the Statements of Operations for the year or period ended October 31, 2025, by primary underlying risk exposure:

Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Equity Contracts
AllianzIM U.S. Equity Buffer10 Jan ETF	$(3,027,834)	$(2,120,750)	$17,653,364
AllianzIM U.S. Equity Buffer10 Feb ETF	(1,054,855)	(1,463,147)	6,283,511
AllianzIM U.S. Equity Buffer10 Mar ETF	(1,248,380)	203,837	5,299,091
AllianzIM U.S. Equity Buffer10 Apr ETF	(1,688,809)	(23,563)	5,279,532
AllianzIM U.S. Equity Buffer10 May ETF	(563,826)	284,793	77,603
AllianzIM U.S. Equity Buffer10 Jun ETF	(683,218)	8,959	2,046,484
AllianzIM U.S. Equity Buffer10 Jul ETF	(2,896,738)	72,139	13,768,870
AllianzIM U.S. Equity Buffer10 Aug ETF	(1,844,048)	103,324	11,234,610
AllianzIM U.S. Equity Buffer10 Sep ETF	(812,314)	90,794	7,456,424
AllianzIM U.S. Equity Buffer10 Oct ETF	(1,145,876)	(619,735)	16,509,612
AllianzIM U.S. Equity Buffer10 Nov ETF	(443,286)	(527,982)	5,856,348
AllianzIM U.S. Equity Buffer10 Dec ETF	(486,621)	(1,986,044)	1,675,625
AllianzIM U.S. Equity Buffer20 Jan ETF	(13,048,617)	(14,649,430)	47,442,748
AllianzIM U.S. Equity Buffer20 Feb ETF	(2,608,965)	(5,630,009)	13,623,705
AllianzIM U.S. Equity Buffer20 Mar ETF	(2,778,847)	(1,216,902)	12,382,382
AllianzIM U.S. Equity Buffer20 Apr ETF	(6,283,921)	338,609	18,149,966
AllianzIM U.S. Equity Buffer20 May ETF	(165,816)	(116,930)	7,906,978
AllianzIM U.S. Equity Buffer20 Jun ETF	(2,333,288)	563,902	3,997,056
AllianzIM U.S. Equity Buffer20 Jul ETF	(1,667,376)	(1,367,577)	27,834,019
AllianzIM U.S. Equity Buffer20 Aug ETF	(7,490,216)	(2,306,379)	35,634,362
AllianzIM U.S. Equity Buffer20 Sep ETF	(3,169,536)	(1,275,560)	19,234,144
AllianzIM U.S. Equity Buffer20 Oct ETF	(3,710,089)	(6,136,637)	38,562,528
AllianzIM U.S. Equity Buffer20 Nov ETF	(1,167,655)	(3,274,021)	11,656,926
AllianzIM U.S. Equity Buffer20 Dec ETF	(2,242,366)	(11,228,371)	17,364,230
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	(297,285)	(13,869)	924,107
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	(99,181)	(1,635)	1,453,906
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	(13,202)	(625)	6,609
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	(1,927,833)	(28,037)	732,034
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	(1,321,509)	83,430	200,021
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	(799,067)	44	376,441
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(735,010)	8,655	4,393,077
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	(2,222,646)	4,267	6,529,248
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	(1,704,183)	2,994	4,055,533
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	(1,189,363)	2,448	7,493,545
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	(590,260)	(150)	4,886,542
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	(18,115)	(1,973)	422,172
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	(7,208,577)	973,221	38,990,511
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	(2,703,913)	33,284	7,087,574
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	(3,080,602)	125,102	10,667,375
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	(10,117,988)	(8,047,414)	35,873,389
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	(1,659,577)	(1,617,289)	4,975,506
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	(3,326,387)	(962,753)	6,731,028
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(630,919)	131,751	4,377,394
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	(1,446,535)	(1,349,632)	4,206,801
AllianzIM U.S. Equity Buffer15 ETF	7,755	(213,248)	386,063
AllianzIM U.S. Equity Buffer100 Protection ETF	108,110	(602,895)	923,066

147

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Notes to Financial Statements
October 31, 2025 (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written
Equity Contracts
AllianzIM U.S. Equity Buffer10 Jan ETF	$2,008,675	$1,254,753
AllianzIM U.S. Equity Buffer10 Feb ETF	8,922,448	2,420,968
AllianzIM U.S. Equity Buffer10 Mar ETF	528,556	(328,969)
AllianzIM U.S. Equity Buffer10 Apr ETF	3,796,968	(2,724,619)
AllianzIM U.S. Equity Buffer10 May ETF	3,029,247	(640,386)
AllianzIM U.S. Equity Buffer10 Jun ETF	1,819,749	(628,142)
AllianzIM U.S. Equity Buffer10 Jul ETF	4,543,309	(1,475,818)
AllianzIM U.S. Equity Buffer10 Aug ETF	(1,287,930)	(740,795)
AllianzIM U.S. Equity Buffer10 Sep ETF	3,735,610	(1,647,735)
AllianzIM U.S. Equity Buffer10 Oct ETF	1,384,123	(566,257)
AllianzIM U.S. Equity Buffer10 Nov ETF	1,501	1,501
AllianzIM U.S. Equity Buffer10 Dec ETF	9,528,188	3,041,891
AllianzIM U.S. Equity Buffer20 Jan ETF	17,976,670	3,378,137
AllianzIM U.S. Equity Buffer20 Feb ETF	2,963,046	1,134,945
AllianzIM U.S. Equity Buffer20 Mar ETF	1,895,667	(1,585,443)
AllianzIM U.S. Equity Buffer20 Apr ETF	16,885,837	(15,735,912)
AllianzIM U.S. Equity Buffer20 May ETF	5,891,730	(4,502,041)
AllianzIM U.S. Equity Buffer20 Jun ETF	4,935,895	(3,069,114)
AllianzIM U.S. Equity Buffer20 Jul ETF	16,083,776	(10,310,549)
AllianzIM U.S. Equity Buffer20 Aug ETF	18,658	(3,369,308)
AllianzIM U.S. Equity Buffer20 Sep ETF	9,419,554	(6,964,081)
AllianzIM U.S. Equity Buffer20 Oct ETF	7,060,773	(4,223,665)
AllianzIM U.S. Equity Buffer20 Nov ETF	(2,341)	(2,341)
AllianzIM U.S. Equity Buffer20 Dec ETF	25,497,078	5,656,935
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	7,393,938	1,133,627
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	3,708,537	658,866
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	2,170,228	373,641
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	6,709,830	711,405
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	3,850,782	489,996
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	2,837,131	355,875
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	8,835,901	959,401
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	790,221	1,919
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	4,929,001	445,646
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,183,611	138,382
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	(2,942)	(1,471)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	17,764,734	1,951,747
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	47,129	(3,393,058)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	2,709,989	(1,183,377)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	14,284,452	(5,423,763)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	2,963,048	(1,720,963)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	(817)	(816)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	3,863,266	(1,304,353)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	244,472	(306,517)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	312,547	(184,990)
AllianzIM U.S. Equity Buffer15 ETF	297,944	(124,834)
AllianzIM U.S. Equity Buffer100 Protection ETF	314,437	(148,492)

148

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)
Derivatives Volume
The table below discloses the monthly average contract volume of the Funds’ options contracts traded during the year or period ended October 31, 2025:

	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Equity Buffer10 Jan ETF	$3,828	$3,828
AllianzIM U.S. Equity Buffer10 Feb ETF	2,236	2,236
AllianzIM U.S. Equity Buffer10 Mar ETF	931	931
AllianzIM U.S. Equity Buffer10 Apr ETF	1,492	1,492
AllianzIM U.S. Equity Buffer10 May ETF	580	580
AllianzIM U.S. Equity Buffer10 Jun ETF	629	629
AllianzIM U.S. Equity Buffer10 Jul ETF	2,329	2,329
AllianzIM U.S. Equity Buffer10 Aug ETF	1,871	1,871
AllianzIM U.S. Equity Buffer10 Sep ETF	1,410	1,410
AllianzIM U.S. Equity Buffer10 Oct ETF	3,930	3,930
AllianzIM U.S. Equity Buffer10 Nov ETF	1,130	1,130
AllianzIM U.S. Equity Buffer10 Dec ETF	3,067	3,067
AllianzIM U.S. Equity Buffer20 Jan ETF	12,823	12,823
AllianzIM U.S. Equity Buffer20 Feb ETF	3,049	3,049
AllianzIM U.S. Equity Buffer20 Mar ETF	2,421	2,421
AllianzIM U.S. Equity Buffer20 Apr ETF	5,953	5,953
AllianzIM U.S. Equity Buffer20 May ETF	2,244	2,244
AllianzIM U.S. Equity Buffer20 Jun ETF	2,525	2,525
AllianzIM U.S. Equity Buffer20 Jul ETF	7,705	7,705
AllianzIM U.S. Equity Buffer20 Aug ETF	6,018	6,018
AllianzIM U.S. Equity Buffer20 Sep ETF	4,801	4,801
AllianzIM U.S. Equity Buffer20 Oct ETF	11,788	11,788
AllianzIM U.S. Equity Buffer20 Nov ETF	2,201	2,201
AllianzIM U.S. Equity Buffer20 Dec ETF	11,112	11,112
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF(1)	2,297	1,148
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF(2)	1,394	697
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF(3)	627	313
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	1,204	602
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	654	327
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	604	302
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	2,267	1,134
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	927	463
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	1,413	706
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,356	678
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	777	388
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF(4)	3,833	1,917
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	5,657	5,657
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	1,370	1,370
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	2,824	2,824
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	7,273	7,273

(1)    Positions were opened for the period December 31, 2024 (commencement of operations) through October 31, 2025.

(2)    Positions were opened for the period January 31, 2025 (commencement of operations) through October 31, 2025.

(3)    Positions were opened for the period February 28, 2025 (commencement of operations) through October 31, 2025.

(4)    Positions were opened for the period November 29, 2024 (commencement of operations) through October 31, 2025.

149

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)

	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$626	$626
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	2,604	2,604
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	598	299
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	511	256
AllianzIM U.S. Equity Buffer15 ETF(5)	335	335
AllianzIM U.S. Equity Buffer100 Protection ETF(5)	634	232

(5)    Positions were opened for the period June 30, 2025 (commencement of operations) through October 31, 2025.

e.	Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f.	Cash Equivalents
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g.	Dividend Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.
h.	Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share. Reclassifications for the year ended October 31, 2025 can be found in Note 7.
i.	Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Funds, the Funds may be subject to an excise tax of 4% of the amount by which 98% of the Funds’ annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for open tax periods. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three tax years. State and local tax returns may be subject to examination for an additional tax year depending on the jurisdiction. As of October 31, 2025, the Funds have no examinations in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

150

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Notes to Financial Statements
October 31, 2025 (continued)
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rates listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
The Buffer10 ETFs, 6 Month Buffer10 ETFs, Buffer20 ETFs, Uncapped ETFs and the 6 Month Floor5 ETFs have a unitary management fee of 0.74% of the average daily net assets of each Fund. The AllianzIM U.S. Equity Buffer15 ETF and the AllianzIM U.S. Equity Buffer100 Protection ETF each have a unitary management fee of 0.64% of the average daily net assets of each Fund. The Allocation ETFs have a unitary management fee of 0.10% of the average daily net assets of each Fund. The unitary management fees are paid at the end of each outcome period, or monthly, in the case of the Allocation ETFs. The Adviser has contractually agreed to reduce the management fee of each Allocation ETF to 0.05% through at least February 28, 2027, after which the fee waiver may be terminated by the Adviser or the Allocation ETF at any time for any reason.
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting year or period ended October 31, 2025.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds. Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable (each, an “Exchange”) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2025, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding shares of AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF and the AllianzIM Buffer20 Allocation ETF.

151

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Notes to Financial Statements
October 31, 2025 (continued)
NOTE 6 – AFFILIATED TRANSACTIONS
Investments in issuers considered to be affiliates of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
AllianzIM Buffer20 Allocation ETF

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of October 31, 2025	Dividend Income	Shares as of October 31, 2025
AllianzIM U.S. Equity Buffer20 Jul ETF	$ —	$3,300,075	$(112,857)	$13,257	$277,218	$3,477,693	$ —	90,077
AllianzIM U.S. Equity Buffer20 Dec ETF	—	3,297,675	(111,483)	11,324	273,998	3,471,514	—	104,031
AllianzIM U.S. Equity Buffer20 Aug ETF	—	3,301,679	(112,337)	12,061	268,894	3,470,297	—	108,008
AllianzIM U.S. Equity Buffer20 Jun ETF	—	3,300,708	(112,328)	12,290	260,547	3,461,217	—	104,948
AllianzIM U.S. Equity Buffer20 Sep ETF	—	3,298,951	(111,891)	11,373	253,453	3,451,886	—	109,410
AllianzIM U.S. Equity Buffer20 Oct ETF	—	3,298,367	(111,285)	10,874	240,191	3,438,147	—	89,002
AllianzIM U.S. Equity Buffer20 Mar ETF	—	3,301,439	(111,134)	10,101	233,070	3,433,476	—	101,553
AllianzIM U.S. Equity Buffer20 Nov ETF	—	3,299,778	(110,937)	10,378	232,694	3,431,913	—	102,262
AllianzIM U.S. Equity Buffer20 Jan ETF	—	3,298,029	(110,803)	10,429	231,306	3,428,961	—	94,151
AllianzIM U.S. Equity Buffer20 Feb ETF	—	3,302,652	(110,711)	10,547	225,015	3,427,503	—	102,634
AllianzIM U.S. Equity Buffer20 May ETF	—	3,300,730	(110,918)	9,844	212,784	3,412,440	—	103,060
AllianzIM U.S. Equity Buffer20 Apr ETF	—	3,298,596	(108,170)	8,206	135,387	3,334,019	—	96,962
	$—	$39,598,679	$(1,334,854)	$130,684	$2,844,557	$41,239,066	$—	1,206,098

*	The Fund commenced operations on January 7, 2025.

152

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)
AllianzIM Buffer15 Uncapped Allocation ETF

Affiliated Investment Company	Value as of March 5, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of October 31, 2025	Dividend Income	Shares as of October 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$ —	$6,965,222	$(277,939)	$34,324	$541,562	$7,263,169	$ —	250,627
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	—	6,964,442	(277,971)	38,388	537,936	7,262,795	—	238,633
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	—	6,966,139	(277,295)	38,548	528,527	7,255,919	—	229,368
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	—	6,961,785	(277,800)	36,120	526,607	7,246,712	—	237,303
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	6,964,817	(278,531)	35,009	524,016	7,245,311	—	244,918
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	—	6,962,571	(278,426)	35,021	521,112	7,240,278	—	242,718
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	—	6,961,936	(277,887)	33,692	514,725	7,232,466	—	248,895
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	—	6,965,783	(277,559)	33,641	510,156	7,232,021	—	256,351
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	—	6,964,983	(277,461)	33,877	510,290	7,231,689	—	259,010
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	—	6,961,684	(277,261)	32,340	512,231	7,228,994	—	253,218
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	—	6,967,115	(277,352)	33,497	502,104	7,225,364	—	259,611
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	—	6,961,932	(275,874)	29,980	476,006	7,192,044	—	261,906
	$—	$83,568,409	$(3,331,356)	$414,437	$6,205,272	$86,856,762	$—	2,982,558

*	The Fund commenced operations on March 5, 2025.
AllianzIM 6 Month Buffer10 Allocation ETF

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of October 31, 2025	Dividend Income	Shares as of October 31, 2025
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$ —	$6,113,315	$(219,408)	$15,611	$546,398	$6,455,916	$ —	207,519
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	—	6,113,565	(218,592)	14,638	512,204	6,421,815	—	204,635
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	—	6,111,384	(217,812)	14,337	488,675	6,396,584	—	190,246
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	—	6,113,625	(214,888)	10,133	348,050	6,256,920	—	218,984
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	—	6,114,181	(214,026)	10,816	274,850	6,185,821	—	211,046
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	—	6,112,026	(212,820)	9,882	269,407	6,178,495	—	180,151
	$—	$36,678,096	$(1,297,546)	$75,417	$2,439,584	$37,895,551	$—	1,212,581

*	The Fund commenced operations on January 7, 2025.

153

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)
NOTE 7 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If the Funds meet certain minimum distribution requirements, each Fund, as a RIC, is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds may use earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds utilize earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash.
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2025, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Paid-in Capital	Total Distributable Earnings (Accumulated Loss)
AllianzIM U.S. Equity Buffer10 Jan ETF	$17,057,054	$(17,057,054)
AllianzIM U.S. Equity Buffer10 Feb ETF	5,899,145	(5,899,145)
AllianzIM U.S. Equity Buffer10 Mar ETF	4,866,636	(4,866,636)
AllianzIM U.S. Equity Buffer10 Apr ETF	4,802,365	(4,802,365)
AllianzIM U.S. Equity Buffer10 May ETF	57,120	(57,120)
AllianzIM U.S. Equity Buffer10 Jun ETF	1,891,712	(1,891,712)
AllianzIM U.S. Equity Buffer10 Jul ETF	13,221,390	(13,221,390)
AllianzIM U.S. Equity Buffer10 Aug ETF	10,513,442	(10,513,442)
AllianzIM U.S. Equity Buffer10 Sep ETF	7,051,686	(7,051,686)
AllianzIM U.S. Equity Buffer10 Oct ETF	15,632,078	(15,632,078)
AllianzIM U.S. Equity Buffer10 Nov ETF	5,747,903	(5,747,903)
AllianzIM U.S. Equity Buffer10 Dec ETF	1,264,783	(1,264,783)
AllianzIM U.S. Equity Buffer20 Jan ETF	44,620,920	(44,620,920)
AllianzIM U.S. Equity Buffer20 Feb ETF	12,596,536	(12,596,536)
AllianzIM U.S. Equity Buffer20 Mar ETF	11,461,496	(11,461,496)
AllianzIM U.S. Equity Buffer20 Apr ETF	16,497,670	(16,497,670)
AllianzIM U.S. Equity Buffer20 May ETF	7,538,896	(7,538,896)
AllianzIM U.S. Equity Buffer20 Jun ETF	3,155,709	(3,155,709)
AllianzIM U.S. Equity Buffer20 Jul ETF	26,231,777	(26,231,777)
AllianzIM U.S. Equity Buffer20 Aug ETF	33,886,070	(33,886,070)
AllianzIM U.S. Equity Buffer20 Sep ETF	18,346,660	(18,346,660)
AllianzIM U.S. Equity Buffer20 Oct ETF	36,783,491	(36,783,491)
AllianzIM U.S. Equity Buffer20 Nov ETF	11,331,187	(11,331,187)
AllianzIM U.S. Equity Buffer20 Dec ETF	16,019,416	(16,019,416)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	817,608	(817,608)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	1,377,375	(1,377,375)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	6,609	(6,609)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	594,515	(594,515)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	128,834	(128,834)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	318,143	(318,143)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	4,218,123	(4,218,123)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	6,451,413	(6,451,413)

154

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)

	Paid-in Capital	Total Distributable Earnings (Accumulated Loss)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$4,006,441	$(4,006,441)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	7,442,245	(7,442,245)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	4,864,247	(4,864,247)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	405,785	(405,785)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	37,304,582	(37,304,582)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	6,933,531	(6,933,531)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	10,386,231	(10,386,231)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	34,808,126	(34,808,126)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	4,915,111	(4,915,111)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	6,183,953	(6,183,953)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	4,365,889	(4,365,889)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	3,641,374	(3,641,374)
AllianzIM U.S. Equity Buffer15 ETF	386,063	(386,063)
AllianzIM U.S. Equity Buffer100 Protection ETF	924,497	(924,497)
AllianzIM Buffer20 Allocation ETF	130,684	(130,684)
AllianzIM Buffer15 Uncapped Allocation ETF	414,437	(414,437)
AllianzIM 6 Month Buffer10 Allocation ETF	75,417	(75,417)

There were no distributions paid by the Funds during the year or period ended October 31, 2025.
The tax character of distributions paid by the Funds during the year ended October 31, 2024 were as follows:

Ordinary Income
AllianzIM U.S. Equity Buffer10 Feb ETF	$100,657
AllianzIM U.S. Equity Buffer10 Dec ETF	242,065
AllianzIM U.S. Equity Buffer20 Feb ETF	74,492
AllianzIM U.S. Equity Buffer20 Dec ETF	1,319,661

The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of October 31, 2025 were as follows:

	Straddle Loss Deferrals	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation) Including Written Options
AllianzIM U.S. Equity Buffer10 Jan ETF	$—	$(806,111)	$(6,518,571)	$5,479,251
AllianzIM U.S. Equity Buffer10 Feb ETF	—	(469,003)	(3,947,345)	13,277,023
AllianzIM U.S. Equity Buffer10 Mar ETF	—	(157,103)	(1,722,411)	2,342,993
AllianzIM U.S. Equity Buffer10 Apr ETF	—	(259,111)	(3,054,201)	4,148,027
AllianzIM U.S. Equity Buffer10 May ETF	—	(100,896)	(279,032)	2,018,258
AllianzIM U.S. Equity Buffer10 Jun ETF	—	(117,395)	(1,500,296)	1,639,115
AllianzIM U.S. Equity Buffer10 Jul ETF	—	(433,958)	(4,487,213)	5,028,095
AllianzIM U.S. Equity Buffer10 Aug ETF	—	(190,109)	(4,057,825)	1,711,911
AllianzIM U.S. Equity Buffer10 Sep ETF	—	(202,928)	(1,511,551)	3,486,761
AllianzIM U.S. Equity Buffer10 Oct ETF	—	(666,972)	(8,634,746)	716,280
AllianzIM U.S. Equity Buffer10 Nov ETF	—	(209,677)	(2,945,707)	(4,374)
AllianzIM U.S. Equity Buffer10 Dec ETF	—	(655,960)	(2,402,086)	11,208,883
AllianzIM U.S. Equity Buffer20 Jan ETF	—	(2,613,948)	(35,415,592)	23,174,089
AllianzIM U.S. Equity Buffer20 Feb ETF	—	(586,596)	(11,916,384)	6,963,328
AllianzIM U.S. Equity Buffer20 Mar ETF	—	(439,707)	(6,705,795)	4,212,880
AllianzIM U.S. Equity Buffer20 Apr ETF	—	(1,029,998)	(14,018,330)	11,483,756

155

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)

	Straddle Loss Deferrals	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation) Including Written Options
AllianzIM U.S. Equity Buffer20 May ETF	$—	$(404,192)	$(3,018,499)	$4,999,278
AllianzIM U.S. Equity Buffer20 Jun ETF	—	(439,183)	(4,702,972)	3,435,507
AllianzIM U.S. Equity Buffer20 Jul ETF	—	(1,428,894)	(16,205,518)	11,798,689
AllianzIM U.S. Equity Buffer20 Aug ETF	—	(797,956)	(18,836,107)	4,605,802
AllianzIM U.S. Equity Buffer20 Sep ETF	—	(683,437)	(8,858,310)	6,467,172
AllianzIM U.S. Equity Buffer20 Oct ETF	—	(2,085,673)	(29,628,539)	2,382,916
AllianzIM U.S. Equity Buffer20 Nov ETF	—	(415,834)	(12,535,181)	(13,152)
AllianzIM U.S. Equity Buffer20 Dec ETF	—	(2,343,052)	(15,093,132)	32,602,665
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	—	(409,389)	(6,180)	8,329,090
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	—	(244,681)	(22,534)	4,365,652
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	—	(90,690)	(3,573)	2,533,615
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	—	(231,298)	(1,777,427)	7,018,120
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	—	(122,457)	(1,238,079)	3,658,694
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	—	(113,649)	(796,873)	2,665,513
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	—	(453,119)	(748,829)	8,504,465
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	—	(169,876)	(2,204,788)	1,798,362
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	—	(265,664)	(1,697,329)	5,533,521
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	—	(265,768)	(1,175,778)	1,119,295
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	(154,116)	(590,410)	(5,429)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	—	(724,482)	—	19,700,637
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	—	(1,135,026)	(14,865,145)	5,293,899
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	—	(296,661)	(3,742,917)	1,854,487
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	—	(631,494)	(3,830,903)	9,297,799
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	—	(1,176,305)	(26,364,530)	1,546,319
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	—	(115,684)	(3,865,078)	(3,819)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	—	(534,844)	(4,228,134)	2,237,593
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(888,019)	(45,619)	—	367,822
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	(266,390)	(91,006)	(2,570,280)	101,233
AllianzIM U.S. Equity Buffer15 ETF	—	(19,159)	(201,634)	169,251
AllianzIM U.S. Equity Buffer100 Protection ETF	(502,603)	—	—	133,747
AllianzIM Buffer20 Allocation ETF	—	(12,415)	—	2,844,557
AllianzIM Buffer15 Uncapped Allocation ETF	—	(12,888)	—	6,205,272
AllianzIM 6 Month Buffer10 Allocation ETF	—	(10,792)	—	2,439,584

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

	Tax Cost(a)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(a)
AllianzIM U.S. Equity Buffer10 Jan ETF	$49,463,629	$10,274,406	$(4,604,931)	$5,669,475
AllianzIM U.S. Equity Buffer10 Feb ETF	94,402,615	26,311,782	(14,820,549)	11,491,233
AllianzIM U.S. Equity Buffer10 Mar ETF	25,456,425	5,142,606	(2,490,543)	2,652,063
AllianzIM U.S. Equity Buffer10 Apr ETF	38,763,760	12,902,822	(6,275,399)	6,627,423
AllianzIM U.S. Equity Buffer10 May ETF	18,116,558	6,044,290	(3,012,252)	3,032,038
AllianzIM U.S. Equity Buffer10 Jun ETF	20,857,221	4,680,607	(2,305,803)	2,374,804
AllianzIM U.S. Equity Buffer10 Jul ETF	82,761,084	12,421,604	(5,906,963)	6,514,641

156

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
October 31, 2025 (continued)

	Tax Cost(a)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(a)
AllianzIM U.S. Equity Buffer10 Aug ETF	$36,824,104	$4,110,051	$(1,811,522)	$2,298,529
AllianzIM U.S. Equity Buffer10 Sep ETF	101,663,361	9,322,794	(4,228,034)	5,094,760
AllianzIM U.S. Equity Buffer10 Oct ETF	60,226,799	2,047,253	(953,621)	1,093,632
AllianzIM U.S. Equity Buffer10 Nov ETF	20,449,381	2,187	(4,374)	(2,187)
AllianzIM U.S. Equity Buffer10 Dec ETF	109,099,391	15,594,194	(6,388,786)	9,205,408
AllianzIM U.S. Equity Buffer20 Jan ETF	278,397,914	62,022,085	(29,105,932)	32,916,153
AllianzIM U.S. Equity Buffer20 Feb ETF	99,853,650	18,061,701	(8,557,302)	9,504,399
AllianzIM U.S. Equity Buffer20 Mar ETF	67,123,689	14,870,006	(7,754,017)	7,115,989
AllianzIM U.S. Equity Buffer20 Apr ETF	166,068,109	56,303,314	(28,383,601)	27,919,713
AllianzIM U.S. Equity Buffer20 May ETF	67,663,872	23,729,019	(12,302,096)	11,426,923
AllianzIM U.S. Equity Buffer20 Jun ETF	63,145,656	14,881,345	(7,546,965)	7,334,380
AllianzIM U.S. Equity Buffer20 Jul ETF	309,327,788	46,471,517	(23,238,243)	23,233,274
AllianzIM U.S. Equity Buffer20 Aug ETF	152,893,072	17,951,302	(8,677,050)	9,274,252
AllianzIM U.S. Equity Buffer20 Sep ETF	298,006,407	28,326,851	(13,711,636)	14,615,215
AllianzIM U.S. Equity Buffer20 Oct ETF	341,536,675	11,513,544	(5,629,585)	5,883,959
AllianzIM U.S. Equity Buffer20 Nov ETF	61,250,956	6,576	(13,152)	(6,576)
AllianzIM U.S. Equity Buffer20 Dec ETF	366,953,025	57,560,567	(23,997,078)	33,563,489
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	70,849,973	12,106,466	(4,911,003)	7,195,463
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	43,955,715	6,623,053	(2,916,267)	3,706,786
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	21,732,330	3,650,834	(1,490,860)	2,159,974
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	42,750,311	9,476,542	(3,184,281)	6,292,261
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	21,514,992	5,067,256	(1,876,673)	3,190,583
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	23,859,948	3,577,917	(1,241,981)	2,335,936
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	137,178,037	11,061,552	(3,407,609)	7,653,943
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	29,155,663	2,376,457	(766,234)	1,610,223
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	127,106,787	7,136,298	(2,071,333)	5,064,965
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	61,640,357	1,496,421	(478,807)	1,017,614
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	32,823,998	1,810	(5,429)	(3,619)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	262,773,116	28,048,458	(10,299,568)	17,748,890
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	144,240,621	19,228,604	(10,867,343)	8,361,261
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	63,482,243	6,623,385	(3,610,918)	3,012,467
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	322,885,871	30,501,806	(15,836,737)	14,665,069
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	134,946,406	4,766,279	(2,522,523)	2,243,756
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	17,539,626	1,910	(3,820)	(1,910)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	32,023,873	7,638,061	(3,932,938)	3,705,123
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	8,492,971	1,224,396	(520,197)	704,199
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	11,427,976	380,134	(165,157)	214,977
AllianzIM U.S. Equity Buffer15 ETF	22,262,833	725,655	(431,570)	294,085
AllianzIM U.S. Equity Buffer100 Protection ETF	22,245,941	651,095	(368,856)	282,239
AllianzIM Buffer20 Allocation ETF	38,405,719	2,844,557	—	2,844,557
AllianzIM Buffer15 Uncapped Allocation ETF	80,671,714	6,205,272	—	6,205,272
AllianzIM 6 Month Buffer10 Allocation ETF	35,464,187	2,439,584	—	2,439,584

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due primarily to the tax deferral of losses on wash sales.
(a)	The above does not include the impact of written options.

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October 31, 2025 (continued)
The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2025, the Funds’ capital loss carryforwards were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Equity Buffer10 Jan ETF	$6,518,571	$—
AllianzIM U.S. Equity Buffer10 Feb ETF	3,944,176	3,169
AllianzIM U.S. Equity Buffer10 Mar ETF	1,417,104	305,307
AllianzIM U.S. Equity Buffer10 Apr ETF	3,054,201	—
AllianzIM U.S. Equity Buffer10 May ETF	279,032	—
AllianzIM U.S. Equity Buffer10 Jun ETF	1,500,296	—
AllianzIM U.S. Equity Buffer10 Jul ETF	3,842,603	644,610
AllianzIM U.S. Equity Buffer10 Aug ETF	4,057,825	—
AllianzIM U.S. Equity Buffer10 Sep ETF	1,511,551	—
AllianzIM U.S. Equity Buffer10 Oct ETF	4,544,119	4,090,627
AllianzIM U.S. Equity Buffer10 Nov ETF	2,899,250	46,457
AllianzIM U.S. Equity Buffer10 Dec ETF	2,402,086	—
AllianzIM U.S. Equity Buffer20 Jan ETF	33,522,289	1,893,303
AllianzIM U.S. Equity Buffer20 Feb ETF	11,913,142	3,242
AllianzIM U.S. Equity Buffer20 Mar ETF	6,408,207	297,588
AllianzIM U.S. Equity Buffer20 Apr ETF	13,960,319	58,011
AllianzIM U.S. Equity Buffer20 May ETF	2,662,788	355,711
AllianzIM U.S. Equity Buffer20 Jun ETF	4,698,333	4,639
AllianzIM U.S. Equity Buffer20 Jul ETF	10,151,510	6,054,008
AllianzIM U.S. Equity Buffer20 Aug ETF	18,836,107	—
AllianzIM U.S. Equity Buffer20 Sep ETF	8,858,310	—
AllianzIM U.S. Equity Buffer20 Oct ETF	24,674,452	4,954,087
AllianzIM U.S. Equity Buffer20 Nov ETF	12,468,153	67,028
AllianzIM U.S. Equity Buffer20 Dec ETF	14,742,781	350,351
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	6,180	—
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	22,534	—
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	3,573	—
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	1,507,681	269,746
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	1,238,079	—
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	796,873	—
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	490,905	257,924
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	2,197,737	7,051
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	1,697,329	—
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,175,778	—
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	590,410	—
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	—	—
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	13,647,273	1,217,872
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	3,742,917	—
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	3,830,903	—
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	25,757,818	606,712
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	3,865,078	—
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	4,228,134	—
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	—	—
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	2,570,280	—
AllianzIM U.S. Equity Buffer15 ETF	201,634	—

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Notes to Financial Statements
October 31, 2025 (continued)

Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Equity Buffer100 Protection ETF	$—	$—
AllianzIM Buffer20 Allocation ETF	—	—
AllianzIM Buffer15 Uncapped Allocation ETF	—	—
AllianzIM 6 Month Buffer10 Allocation ETF	—	—

As of October 31, 2025, the Funds elected to defer to the year ending October 31, 2026, late year ordinary losses in the amount of:

Late Year Ordinary Loss
AllianzIM U.S. Equity Buffer10 Jan ETF	$806,111
AllianzIM U.S. Equity Buffer10 Feb ETF	469,003
AllianzIM U.S. Equity Buffer10 Mar ETF	157,103
AllianzIM U.S. Equity Buffer10 Apr ETF	259,111
AllianzIM U.S. Equity Buffer10 May ETF	100,896
AllianzIM U.S. Equity Buffer10 Jun ETF	117,395
AllianzIM U.S. Equity Buffer10 Jul ETF	433,958
AllianzIM U.S. Equity Buffer10 Aug ETF	190,109
AllianzIM U.S. Equity Buffer10 Sep ETF	202,928
AllianzIM U.S. Equity Buffer10 Oct ETF	666,972
AllianzIM U.S. Equity Buffer10 Nov ETF	209,677
AllianzIM U.S. Equity Buffer10 Dec ETF	655,960
AllianzIM U.S. Equity Buffer20 Jan ETF	2,613,948
AllianzIM U.S. Equity Buffer20 Feb ETF	586,596
AllianzIM U.S. Equity Buffer20 Mar ETF	439,707
AllianzIM U.S. Equity Buffer20 Apr ETF	1,029,998
AllianzIM U.S. Equity Buffer20 May ETF	404,192
AllianzIM U.S. Equity Buffer20 Jun ETF	439,183
AllianzIM U.S. Equity Buffer20 Jul ETF	1,428,894
AllianzIM U.S. Equity Buffer20 Aug ETF	797,956
AllianzIM U.S. Equity Buffer20 Sep ETF	683,437
AllianzIM U.S. Equity Buffer20 Oct ETF	2,085,673
AllianzIM U.S. Equity Buffer20 Nov ETF	415,834
AllianzIM U.S. Equity Buffer20 Dec ETF	2,343,052
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	409,389
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	244,681
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	90,690
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	231,298
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	122,457
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	113,649
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	453,119
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	169,876
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	265,664
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	265,768
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	154,116
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	724,482
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	1,135,026
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	296,661
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	631,494
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	1,176,305

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October 31, 2025 (continued)

Late Year Ordinary Loss
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$115,684
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	534,844
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	45,619
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	91,006
AllianzIM U.S. Equity Buffer15 ETF	19,159
AllianzIM U.S. Equity Buffer100 Protection ETF	—
AllianzIM Buffer20 Allocation ETF	12,415
AllianzIM Buffer15 Uncapped Allocation ETF	12,888
AllianzIM 6 Month Buffer10 Allocation ETF	10,792

NOTE 8 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 9 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategies are different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategies before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF. The Allocation ETFs also bear the risks of the investments of the Underlying Buffer ETFs in which they invest, which are included below.
FLEX Options Risk
The Funds utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
Underlying ETF Risk
The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

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October 31, 2025 (continued)
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in interest rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ shares may trade at increased premiums or discounts to their NAV.
Buffered Loss Risk (for all Funds other than the 6 Month Floor5 ETFs)
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk (for all Funds other than the Uncapped ETFs)
The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their shares for that Outcome Period. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Floor Risk
Each of AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF will be subject to the first 5% of losses experienced by the Underlying ETF’s share price, and there can be no guarantee that each Fund will be successful in its strategy to limit the losses in excess of the first 5% experienced by the Underlying ETF’s share price in an Outcome Period. These Funds do not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. In addition, each Fund’s NAV may not change significantly when the Underlying ETF’s share price is materially below the Floor. If the Outcome Period has begun and the Underlying ETF’s share price has decreased in value by more than 5%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the Underlying ETF’s share price until the Floor is reached and exceeded again (i.e., the Underlying ETF’s share price has recovered to a loss of only 5% from the start of the Outcome Period).
Upside Participation Risk
There can be no guarantee that the Uncapped ETFs will be successful in their strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. Each Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, each such Fund is not anticipated to participate in any increase. If an investor purchases shares during an Outcome Period after the Underlying ETF’s

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October 31, 2025 (continued)
share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that each Fund seeks to achieve.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap, Buffer, Floor, or Spread, as applicable. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Fund-of-Funds Risk
Shareholders of the Allocation ETFs will experience investment returns that are different than the investment returns sought by the Underlying Buffer ETFs. Unlike the Underlying Buffer ETFs, the Allocation ETFs themselves do not pursue a buffered strategy, nor do the Allocation ETFs themselves provide protection with a Buffer against losses. Because each Allocation ETF employs a laddered approach, the Allocation ETF will not realize the stated outcomes of an individual Underlying Buffer ETF. An investor in an Allocation ETF should not expect to experience any individual outcome sought by a particular Underlying Buffer ETF through an investment in the Allocation ETF. The Allocation ETFs will be continuously exposed to the investment profiles of each of their respective Underlying Buffer ETFs. A purchaser of Allocation ETF Shares will, therefore, have exposure to Underlying Buffer ETFs with differing profiles in terms of their potential for upside return, subject to the Cap or Spread, as applicable, and potential for downside protection against losses, limited by the Buffer. An investment in the Allocation ETFs may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying Buffer ETFs alone. Additionally, if an individual Underlying Buffer ETF has experienced certain levels of losses since the beginning of its Outcome Period, there may be little to no ability for the Allocation ETF to benefit from the Buffer for the remainder of the time that it holds that Underlying Buffer ETF’s shares pursuant to the laddered approach. With respect to the AllianzIM Buffer20 Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF, if one or more of the Underlying Buffer ETFs has reached its Cap at the time you invest in such Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF. With respect to the AllianzIM Buffer15 Uncapped Allocation ETF, if one or more of the Underlying Buffer ETFs has not exceeded its Spread at the time you invest in the Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF unless and until such Underlying Buffer ETF exceeds its Spread. Likewise, if one or more of the Underlying Buffer ETFs has decreased in value below its Buffer at the time that you invest in an Allocation ETF, you may derive no protection against losses from the Allocation ETF’s investment in that Underlying Buffer ETF. Each Allocation ETF, as a shareholder of the Underlying Buffer ETFs, indirectly bears its proportionate share of each Underlying Buffer ETF’s expenses.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further

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October 31, 2025 (continued)
tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
Liquidity Risk
In the event that trading in the FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. To the extent the Funds engage in full or partial cash creation and redemption transactions, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.
Non-Diversification Risk
The Funds (other than the Diversified Funds) are classified as non-diversified under the 1940 Act. As a result, such Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. These Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, these Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Premium/Discount Risk
The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market.
Active Markets Risk
There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Securities, including the shares, are subject to market fluctuations and liquidity

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October 31, 2025 (continued)
constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.
NOTE 10 – SEGMENT REPORTING
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Funds each have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of the prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
NOTE 11 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.
At a meeting held on December 2, 2025, the Board, at the recommendation of the Adviser, approved changes to certain Funds, as described below.
Name and 80% Investment Policy Changes: The Board approved changing the name of certain Funds from “U.S. Large Cap” to “U.S. Equity,” effective at market open on December 22, 2025, as described in this report. Each affected Fund’s investment policy to, under normal circumstances, invest at least 80% of its net assets in instruments with economic characteristics similar to U.S. large cap equity securities also will be revised to state that, under normal circumstances, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities. The revised policy will become effective for each Fund following the required 60-day notice to shareholders. These changes do not impact the Funds’ investment objectives, strategies, day-to-day management or operations, and the Funds will continue to pursue their defined outcome strategies as described in their current prospectuses.
Exchange Listing Changes: The Board approved changing the listing exchange on which Shares of certain Funds1 are listed and traded from NYSE Arca, Inc. to CBOE BZX Exchange, Inc., effective at market open on December 22, 2025. The Funds’ ticker symbols remain the same.
[1]
AllianzIM U.S. Equity Buffer10 Jan ETF; AllianzIM U.S. Equity Buffer20 Jan ETF; AllianzIM U.S. Equity Buffer10 Feb ETF; AllianzIM U.S. Equity Buffer20 Feb ETF; AllianzIM U.S. Equity Buffer10 Mar ETF; AllianzIM U.S. Equity Buffer20 Mar ETF; AllianzIM U.S. Equity Buffer10 Apr ETF; AllianzIM U.S. Equity Buffer20 Apr ETF; AllianzIM U.S. Equity Buffer10 May ETF; AllianzIM U.S. Equity Buffer20 May ETF; AllianzIM U.S. Equity Buffer10 Jun ETF; AllianzIM U.S. Equity Buffer20 Jun ETF; AllianzIM U.S. Equity Buffer10 Jul ETF; AllianzIM U.S. Equity Buffer20 Jul ETF; AllianzIM U.S. Equity Buffer10 Aug ETF; AllianzIM U.S. Equity Buffer20 Aug ETF; AllianzIM U.S. Equity Buffer10 Sep ETF; AllianzIM U.S. Equity Buffer20 Sep ETF; AllianzIM U.S. Equity Buffer10 Oct ETF; AllianzIM U.S. Equity Buffer20 Oct ETF; AllianzIM U.S. Equity Buffer10 Nov ETF; AllianzIM U.S. Equity Buffer20 Nov ETF; AllianzIM U.S. Equity Buffer10 Dec ETF; AllianzIM U.S. Equity Buffer20 Dec ETF; AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF; AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF; AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF; AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF; AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF; AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF; AllianzIM Buffer20 Allocation ETF; AllianzIM 6 Month Buffer10 Allocation ETF; AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF; and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF.

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Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
AIM ETF Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of AIM ETF Products Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations, changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Equity Buffer10 Jan ETF and AllianzIM U.S. Equity Buffer20 Jan ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024
For the years ended October 31, 2025, October 31, 2024, October 31, 2023, the period from October 1, 2022 through October 31, 2022, the year ended September 30, 2022, and for the period from December 31, 2020 (commencement of operations)
through September 30, 2021.

AllianzIM U.S. Equity Buffer10 Feb ETF and AllianzIM U.S. Equity Buffer20 Feb ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from January 31, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer10 Mar ETF and AllianzIM U.S. Equity Buffer20 Mar ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from February 28, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer10 Apr ETF and AllianzIM U.S. Equity Buffer20 Apr ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021.
AllianzIM U.S. Equity Buffer10 May ETF and AllianzIM U.S. Equity Buffer20 May ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from April 28, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer10 Jun ETF and AllianzIM U.S. Equity Buffer20 Jun ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from May 31, 2023 (commencement of operations) through October 31, 2023.

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Equity Buffer10 Jul ETF and AllianzIM U.S. Equity Buffer20 Jul ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021.
AllianzIM U.S. Equity Buffer10 Aug ETF and AllianzIM U.S. Equity Buffer20 Aug ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from July 31, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer10 Sep ETF and AllianzIM U.S. Equity Buffer20 Sep ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from August 31, 2023 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer10 Oct ETF and AllianzIM U.S. Equity Buffer20 Oct ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, October 31, 2023, the period from October 1, 2022, through October 31, 2022, the years ended September 30, 2022, and September 30, 2021.
AllianzIM U.S. Equity Buffer10 Nov ETF and AllianzIM U.S. Equity Buffer20 Nov ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, October 31, 2023, and for the one-day period ended October 31, 2022 (commencement of operations).
AllianzIM U.S. Equity Buffer10 Dec ETF and AllianzIM U.S. Equity Buffer20 Dec ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024	For the years ended October 31, 2025, October 31, 2024, and for the period from November 30, 2022 (commencement of operations) through October 31, 2023.
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	For the period from December 31, 2024 (commencement of operations) through October 31, 2025.
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	For the period from January 31, 2025 (commencement of operations) through October 31, 2025.
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	For the period from February 28, 2025 (commencement of operations) through October 31, 2025.

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from March 28, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from April 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from May 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from June 28, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from July 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from August 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from September 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the one-day period ended October 31, 2024 (commencement of operations).
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	For the period from November 29, 2024 (commencement of operations) through October 31, 2025.
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024
For the years ended October 31, 2025, October 31, 2024, October 31, 2023, the period from October 1, 2022, through October 31, 2022, and for the period from December 31, 2021 (commencement of operations) through September 30, 2022.

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from January 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from February 29, 2024 (commencement of operations) through October 31, 2024.

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Report of Independent Registered Public Accounting Firm (continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	For the year ended October 31, 2025	For the years ended October 31, 2025, and October 31, 2024
For the years ended October 31, 2025, October 31, 2024, and October 31, 2023, the period from October 1, 2022, through October 31, 2022, the year ended September 30, 2022, and for the one day period ended September 30, 2021 (commencement of operations).

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from April 30, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from May 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from January 31, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from March 28, 2024 (commencement of operations) through October 31, 2024.
AllianzIM U.S. Equity Buffer15 ETF and AllianzIM U.S. Equity Buffer100 Protection ETF	For the period from June 30, 2025 (commencement of operations) through October 31, 2025.
AllianzIM Buffer20 Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF	For the period from January 7, 2025 (commencement of operations) through October 31, 2025.
AllianzIM Buffer15 Uncapped Allocation ETF	For the period from March 5, 2025 (commencement of operations) through October 31, 2025.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm (continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 18, 2025

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Other Information (unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period ended October 31, 2025.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period ended October 31, 2025.
Item 10. Remuneration Paid to Directors, Officers, and Others
Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. As such, the Adviser pays remuneration to the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (Independent Trustees) and to an officer of the Trust on behalf of the Funds. Non-independent trustees do not receive compensation from the Funds.

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AIM ETF PRODUCTS TRUST
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)
AllianzIM U.S. Equity Buffer10 Jan ETF
AllianzIM U.S. Equity Buffer20 Jan ETF
AllianzIM U.S. Equity Buffer10 Feb ETF
AllianzIM U.S. Equity Buffer20 Feb ETF
AllianzIM U.S. Equity Buffer10 Mar ETF
AllianzIM U.S. Equity Buffer20 Mar ETF
AllianzIM U.S. Equity Buffer10 Apr ETF
AllianzIM U.S. Equity Buffer20 Apr ETF
AllianzIM U.S. Equity Buffer10 May ETF
AllianzIM U.S. Equity Buffer20 May ETF
AllianzIM U.S. Equity Buffer10 Jun ETF
AllianzIM U.S. Equity Buffer20 Jun ETF
AllianzIM U.S. Equity Buffer10 Jul ETF
AllianzIM U.S. Equity Buffer20 Jul ETF
AllianzIM U.S. Equity Buffer10 Aug ETF
AllianzIM U.S. Equity Buffer20 Aug ETF
AllianzIM U.S. Equity Buffer10 Sep ETF
AllianzIM U.S. Equity Buffer20 Sep ETF
AllianzIM U.S. Equity Buffer10 Oct ETF
AllianzIM U.S. Equity Buffer20 Oct ETF
AllianzIM U.S. Equity Buffer10 Nov ETF
AllianzIM U.S. Equity Buffer20 Nov ETF
AllianzIM U.S. Equity Buffer10 Dec ETF
AllianzIM U.S. Equity Buffer20 Dec ETF
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
At an in-person meeting of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 23, 2025, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the renewal of the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Equity Buffer10 Jan ETF, AllianzIM U.S. Equity Buffer20 Jan ETF, AllianzIM U.S. Equity Buffer10 Feb ETF, AllianzIM U.S. Equity Buffer20 Feb ETF, AllianzIM U.S. Equity Buffer10 Mar ETF, AllianzIM U.S. Equity Buffer20 Mar ETF, AllianzIM U.S. Equity Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer20 Apr ETF, AllianzIM U.S. Equity Buffer10 May ETF, AllianzIM U.S. Equity Buffer20 May ETF, AllianzIM U.S. Equity Buffer10 Jun ETF, AllianzIM U.S. Equity Buffer20 Jun ETF, AllianzIM U.S. Equity Buffer10 Jul ETF, AllianzIM U.S. Equity Buffer20 Jul ETF, AllianzIM U.S. Equity Buffer10 Aug ETF, AllianzIM U.S. Equity Buffer20 Aug ETF, AllianzIM U.S. Equity Buffer10 Sep ETF, AllianzIM U.S. Equity Buffer20 Sep

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) (continued)
ETF, AllianzIM U.S. Equity Buffer10 Oct ETF, AllianzIM U.S. Equity Buffer20 Oct ETF, AllianzIM U.S. Equity Buffer10 Nov ETF, AllianzIM U.S. Equity Buffer20 Nov ETF, AllianzIM U.S. Equity Buffer10 Dec ETF, AllianzIM U.S. Equity Buffer20 Dec ETF, AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF, and AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF, AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF, AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF, AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (each, a “Fund”), for an additional one-year period, ending December 31, 2026.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of renewal was presented and considered at Board meetings held June 3, 2025, June 9-10, 2025, and September 23, 2025 (the “Meetings”). In considering renewal of the Agreement, the Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed and considered information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and renewing the Agreement. The materials provided for the Meetings included: (i) the Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the renewal of investment advisory arrangements. The Board reviewed and considered information provided by the Manager throughout the year at regular Board meetings and in executive sessions. At each such meeting, the Board was advised by independent counsel. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed defined outcome ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement. Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from the Manager.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services provided to each Fund by the Manager. The Board reviewed and considered the scope of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the Funds as well as to mutual funds underlying variable products and other accounts. The Board also considered the services provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions,

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) (continued)
and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Manager based on its experience, personnel, operations and resources.
(b)
The cost of services provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the expense ratio and advisory fee paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of over half of the funds included in the Peer Group, which placed the Funds in the 22nd percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s profitability. The Board noted that each Fund had not yet gathered sufficient assets to result in any meaningful economies of scale; the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board considered the investment performance of each Fund, including how it compared to the performance of the Fund’s reference asset and in light of the Fund’s defined outcome investment strategy. The Board considered that each Fund had finished one or more outcome periods in line with the performance outcome it seeks to achieve. The Board concluded that each Fund’s investment performance has been consistent with the Fund’s investment objective and strategies. The Board received and considered information about the premium/discount history of each Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund, and by how much, measured in basis points. The Board also took into account the Manager’s experience managing mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to continue to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the renewal of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) (continued)
AllianzIM U.S. Equity Buffer15 ETF
AllianzIM U.S. Equity Buffer100 Protection ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held February 25, 2025, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Equity Buffer15 ETF and AllianzIM U.S. Equity Buffer100 Protection ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)
The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of many of the funds included in the Peer Group, which placed the Funds in

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited) (continued)
the 17th percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

Information included in Item 7, if applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF Products Trust

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title:	President - Principal Executive Officer
Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title:	President - Principal Executive Officer
Date:	December 29, 2025

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title:	Treasurer - Principal Financial Officer
Date:	December 29, 2025